UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22733

John Hancock Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2016

ITEM 1: REPORT TO SHAREHOLDERS.
John Hancock

Multifactor Technology ETF
JHMT

Annual report 4/30/16
ETF

A message to shareholders

Dear shareholder,

This is the first annual report for the John Hancock Multifactor ETFs, covering the period from their inception on September 28, 2015, to April 30, 2016.

The past seven months marked a challenging period for U.S. equity investors. Many market indexes tumbled in the winter months amid concerns about slowing global growth, particularly in China. The volatility extended to commodity markets, as oil prices hit multi-year lows in February before rebounding toward the end of the period. The investment landscape improved late in the period as stocks and other so-called risk assets regained positive momentum and most U.S. indexes finished the period with modest gains.

Volatile market environments are naturally unsettling. But despite the recent turbulence, we believe the economic picture in the United States offers reasons for optimism. Unemployment and inflation both remain low, while the housing market and consumer demand have both showed signs of resilience. Nonetheless, the volatility that characterized the markets at the start of the year could be with us for some time.

At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and to ensure that we have adequate liquidity tools in place. As always, your best resource in times like these is your financial advisor, who can help make sure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of April 30, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multifactor Technology ETF

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
9	Premium/discount analysis
10	Your expenses
12	Fund's investments
16	Financial statements
19	Financial highlights
20	Notes to financial statements
24	Auditor's report
25	Tax information
26	Trustees and Officers
30	More information

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Technology Index.

TOTAL RETURNS AS OF 4/30/16 (%)

Market performance is determined using the bid/ask midpoint at 4 P.M. Eastern time, when the NAV is typically calculated. Your returns may differ if you traded shares at other times during the day. The NAV is calculated by dividing the total value of all the securities in the fund's portfolio plus cash, interest, receivables, and other assets, minus any liabilities, by the number of fund shares outstanding.

The John Hancock Dimensional Technology Index comprises securities in the technology sector within the U.S. universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. Stocks that compose the index include those that may be considered medium or smaller capitalization company stocks. The index is reconstituted and rebalanced on a semiannual basis. The technology sector is composed of companies in areas such as the creation, development or provision of software, hardware, internet services, database management, information technology consulting and services, data processing, or semi-conductors. The U.S. universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.

The Russell 1000 Technology Index tracks stocks in the technology sector of the Russell 1000 Index

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

The chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.74
Net (%)	0.50

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Shares will fluctuate in value and, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited. For the most recent month-end performance, visit jhinvestments.com/etf or call 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       2

PERFORMANCE HIGHLIGHTS OVER THE PERIOD

Stocks ended the period higher despite the market's volatility

For the period beginning with the fund's inception, on September 28, 2015, and ending on April 30, 2016, U.S. equities rose, rebounding from sharp declines in the opening weeks of 2016.

Technology shares were up, but they trailed the market

With an exclusive focus on information technology, the fund generated a positive return for the period, but it lagged the market, which was buoyed by stronger performance from other sectors within the broad Russell 1000 Index.

The fund's value emphasis contributed, but its smaller-cap bias detracted

The fund's value tilt contributed to returns, but its overweight allocation to smaller-cap shares weighed down results, offsetting some of the gains relative to the Russell 1000 Technology Index.

INDUSTRY COMPOSITION AS OF 4/30/16 (%)

A note about risks

While the fund holds large-cap as well as mid- and small-cap companies, the prices of medium and smaller company stocks can change more frequently and dramatically than those of large companies. Value stocks may underperform other segments of the market. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Investments focused in one sector or industry may fluctuate more dramatically than investments in a wider variety of sectors or industries. Exchange-traded fund shares are bought and sold through exchange trading at market price (not NAV), and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and the fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual market conditions. Errors in the construction or calculation of the fund's index may occur from time to time. Brokerage commissions will reduce returns. Please see the fund's prospectus for additional risks.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       3

Discussion of fund performance

An interview with Portfolio Manager Lukas J. Smart, CFA, Dimensional Fund Advisors

Lukas J. Smart, CFA
Portfolio Manager
Dimensional Fund Advisors LP

Would you tell us about your investment philosophy and how it drives the composition of this relatively new exchange-traded fund (ETF)?

Research has shown that there are differences in expected returns among securities. At Dimensional Fund Advisors LP, we've identified four characteristics, or dimensions, of expected returns—the overall market, company size, relative price, and profitability—that academic research has shown to account for most of the variation in asset returns over time.

The market dimension reflects the excess return over the risk-free rate that market participants demand for investing in a broadly diversified portfolio of equity securities without any style or market capitalization bias. That premium is called the equity premium.

The company size dimension reflects the excess return that investors demand for investing in small-capitalization stocks relative to large-capitalization stocks. The premium associated with this dimension is the small-cap, or size, premium.

The relative price dimension reflects the excess return that investors expect from investing in low relative price, or value, stocks (as measured, for instance, by their price-to-book ratios) in comparison with high relative price, or growth, stocks. The premium associated with this dimension is the value premium.

Finally, the profitability dimension provides a way to discern the expected returns of companies with similar price-driven characteristics. If two companies trade at the same relative price, the one with higher profitability should have a higher expected return over time. The premium associated with this dimension is called the profitability premium.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       4

"... our approach generally results in the fund maintaining higher allocations to securities of smaller-cap issuers and to securities trading at lower relative prices in relation to their book values."

Relative to a commercial cap-weighted measure of the market, we believe that incorporating these dimensions of expected returns into an investment strategy offers the potential for outperformance over time, and an ETF is a vehicle well suited to our systematic and transparent investment approach.

The custom benchmark we developed, the John Hancock Dimensional Technology Index, is designed to capture these dimensions over time, and the fund is, in turn, designed to track the custom benchmark.

What was the market environment like during the period from the fund's inception, on September 28, 2015, to April 30, 2016?

The U.S. market, as measured by the Russell 1000 Index, was up 10.46%. After rising early in the period, stocks declined during the opening weeks of 2016 before ultimately staging a recovery, beginning in mid-February.

Smaller-cap stocks underperformed larger-cap stocks, and stocks with value characteristics outperformed their more growth-oriented counterparts.

Broadly speaking, shares in telecommunications, materials, and utilities were among the strongest

TOP 10 HOLDINGS AS OF 4/30/16 (%)

Microsoft Corp.	5.7
Alphabet, Inc., Class A	5.2
Intel Corp.	5.0
Apple, Inc.	5.0
Cisco Systems, Inc.	4.8
Oracle Corp.	3.8
Facebook, Inc., Class A	3.6
IBM Corp.	3.2
Applied Materials, Inc.	2.3
QUALCOMM, Inc.	2.2
TOTAL	40.8
As a percentage of total investments.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       5

"... the fund ended the period with higher weights in low relative price stocks and in equities with smaller market capitalizations while emphasizing companies with higher profitability."
performers; the financials, information technology, and healthcare sectors delivered more modest results.

How did the fund perform during the period?

The fund was up 6.26% on a net asset value (NAV) basis, slightly ahead of the Russell 1000 Technology Index, a commercial cap-weighted benchmark we use as a proxy for the information technology sector of the U.S. stock market.

Relative to most commercial measures of the information technology sector, our approach generally results in the fund maintaining higher allocations to securities of smaller-cap issuers and to securities trading at lower relative prices in relation to their book values. In the weightings of individual positions, we also place greater emphasis on companies that have demonstrated higher profitability.

The fund's emphasis on smaller-cap equities worked against it during the period, as larger-cap shares fared better. However, an overweight allocation to lower relative price stocks helped performance, as value outpaced growth within the information technology sector.

The premiums associated with the dimensions we've identified can be unpredictable over short time horizons. For this reason, we believe the best way to invest is to structure broadly diversified portfolios with a consistent focus on the desired dimensions, seeking to capture the expected premiums associated with them.

While we would expect small to outperform large and value to outperform growth over an extended time horizon, any given trading day, month, or year can prove otherwise, and that's okay. We believe patience and persistence are key ingredients to success in our style of investing.

Were there changes to the composition of the fund?

In March, changes were made to the fund as a result of a regularly scheduled reconstitution, the semiannual process by which the list of stocks and their weights in the John Hancock Dimensional

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       6

Technology Index are updated. Reconstitution ensures that both the fund and the custom index that it tracks maintain their intended exposures to the dimensions of expected returns.

How was the fund positioned at the close of the period?

Compared with the Russell 1000 Technology Index, the fund ended the period with higher weights in low relative price stocks and in equities with smaller market capitalizations while emphasizing companies with higher profitability.

The fund's largest absolute exposures were to the software, semiconductors and semiconductor equipment, and Internet software and services industries of the information technology sector.

The fund was broadly diversified across more than 100 different companies. Top holdings included Microsoft Corp., Alphabet, Inc. (Google's parent company), and Intel Corp. The fund's weighted average market capitalization was $125 billion; its price-to-book ratio was 3.2, and its price-to-earnings ratio was 20.1.

MANAGED BY

Lukas J. Smart, CFA On the fund since inception Investing since 2003
Joel P. Schneider On the fund since inception Investing since 2011

The views expressed in this report are exclusively those of Lukas J. Smart, CFA, Dimensional Fund Advisors, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. A price-to-book ratio is calculated by dividing the market price of a stock by its book value per share.  A price-to-earnings ratio is calculated by dividing the market price of a stock by its earnings per share.
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       7

A look at performance

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Technology ETF for periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. The fee waivers and/or expense limitations are contracted through 8-31-17. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)*	0.74
Net (%)*	0.50

*Expenses have been estimated for the first year of operations.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

The John Hancock Dimensional Technology Index comprises securities in the technology sector within the U.S. Universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. Stocks that compose the Index include those that may be considered medium or smaller capitalization company stocks. The Index is reconstituted and rebalanced on a semiannual basis. The technology sector is composed of companies in areas such as the creation, development or provision of software, hardware, internet services, database management, information technology consulting and services, data processing, or semi-conductors. The U.S. Universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.

The Russell 1000 Technology Index tracks stocks in the technology sector of the Russell 1000 Index

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

The chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       8

Premium/discount analysis

ETF shares are bought and sold through exchange trading at market price—not net asset value (NAV)—and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and as a result you may pay more than NAV when you buy shares and receive less than NAV when you sell shares. Additionally due to various factors, a fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual conditions.

A premium exists when the closing market price is trading above NAV, while a discount indicates that the closing market price is trading below NAV. The differences are expressed as basis points, with one basis point equaling 1/100 of 1%.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV. The closing market price is determined using the bid/ask midpoint as reported on the NYSE Arca, Inc., at 4 P.M. Eastern time, when the NAV is typically calculated.

Period Ended April 30, 2016

	Closing price below NAV		Closing price above or equal to NAV
Basis point differential	Number of days	% of Total days	Number of days	% of Total days
0 - < 25	27	17.53%	114	74.03%
25 - < 50	0	0.00%	8	5.19%
50 - < 75	0	0.00%	1	0.65%
75 - < 100	0	0.00%	2	1.30%
100 or Above	0	0.00%	2	1.30%
Total	27	17.53%	127	82.47%

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which may include creation and redemption fees and brokerage charges.
•	Ongoing operating expenses, including management fees and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on November 1, 2015, with the same investment held until April 30, 2016.

Account value on 11-1-2015	Ending value on 4-30-2016	Expenses paid during period ended 4-30-2016[1]	Annualized expense ratio
$1,000.00	$952.20	$2.43	0.50%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2016, by $1,000.00, then multiply it by the "expenses paid" from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2015, with the same investment held until April 30, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Account value on 11-1-2015	Ending value on 4-30-2016	Expenses paid during period ended 4-30-2016[1]	Annualized expense ratio
$1,000.00	$1,022.40	$2.51	0.50%

Remember, these examples do not include any transaction costs. The fund charges a transaction fee per creation unit to those creating or redeeming creation units, and those buying or selling shares in the secondary market will incur customary brokerage commissions and charges. Therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       11

Fund's investments

As of 4-30-16
	Shares	Value
Common stocks 100.0%		$18,092,028
(Cost $18,116,934)
Consumer discretionary 0.4%		73,579
Household durables 0.4%
Garmin, Ltd.	1,726	73,579
Health care 1.8%		324,718
Health care providers and services 0.1%
Premier, Inc., Class A (I)	485	16,398
Health care technology 1.7%
athenahealth, Inc. (I)	315	41,990
Cerner Corp. (I)	3,638	204,237
IMS Health Holdings, Inc. (I)	1,767	47,073
Veeva Systems, Inc., Class A (I)	546	15,020
Industrials 0.3%		55,696
Commercial services and supplies 0.3%
Pitney Bowes, Inc.	2,656	55,696
Information technology 97.5%		17,638,035
Communications equipment 12.4%
Arista Networks, Inc. (I)	355	23,650
ARRIS International PLC (I)	3,358	76,462
Brocade Communications Systems, Inc.	6,521	62,667
Ciena Corp. (I)	1,871	31,489
Cisco Systems, Inc.	31,791	873,935
CommScope Holding Company, Inc. (I)	2,279	69,304
EchoStar Corp., Class A (I)	658	26,925
F5 Networks, Inc. (I)	1,001	104,855
Harris Corp.	1,816	145,298
Juniper Networks, Inc.	6,162	144,191
Motorola Solutions, Inc.	1,652	124,214
Palo Alto Networks, Inc. (I)	650	98,066
QUALCOMM, Inc.	7,736	390,823
ViaSat, Inc. (I)	873	66,959
Electronic equipment, instruments and components 2.9%
CDW Corp.	2,479	95,442
Corning, Inc.	15,477	288,956
Dolby Laboratories, Inc., Class A	778	37,041
Fitbit, Inc., Class A (I)	462	8,432
SYNNEX Corp.	598	49,377
VeriFone Systems, Inc. (I)	1,753	49,890

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       12

	Shares	Value
Information technology (continued)
Internet software and services 14.1%
Akamai Technologies, Inc. (I)	2,397	$122,223
Alphabet, Inc., Class A (I)	1,328	940,065
Alphabet, Inc., Class C (I)	138	95,635
eBay, Inc. (I)	8,620	210,587
Facebook, Inc., Class A (I)	5,605	659,036
GoDaddy, Inc., Class A (I)	48	1,458
InterActiveCorp	1,311	60,752
j2 Global, Inc.	719	45,671
MercadoLibre, Inc.	384	47,958
Rackspace Hosting, Inc. (I)	2,140	48,942
Twitter, Inc. (I)	1,752	25,614
VeriSign, Inc. (I)	1,213	104,803
Yahoo!, Inc. (I)	5,339	195,407
IT services 8.6%
Amdocs, Ltd.	2,309	130,551
Cognizant Technology Solutions Corp., Class A (I)	4,604	268,735
Computer Sciences Corp.	3,109	103,001
CSRA, Inc.	2,209	57,346
DST Systems, Inc.	616	74,339
EPAM Systems, Inc. (I)	450	32,819
Gartner, Inc. (I)	1,052	91,703
IBM Corp.	3,969	579,236
Leidos Holdings, Inc.	1,293	64,146
Sabre Corp.	2,622	75,907
Square, Inc. (I)	264	3,931
Syntel, Inc. (I)	546	23,221
Teradata Corp. (I)	1,916	48,475
Semiconductors and semiconductor equipment 22.4%
Analog Devices, Inc.	4,038	227,420
Applied Materials, Inc.	20,691	423,545
Broadcom, Ltd.	1,644	239,609
Cavium, Inc. (I)	422	20,834
Cree, Inc. (I)	1,544	37,843
Cypress Semiconductor Corp.	4,001	36,129
Integrated Device Technology, Inc. (I)	438	8,445
Intel Corp.	29,995	908,249
KLA-Tencor Corp.	2,359	164,988
Lam Research Corp.	2,646	202,154
Linear Technology Corp.	3,092	137,532
Marvell Technology Group, Ltd.	6,384	63,712
Maxim Integrated Products, Inc.	3,876	138,451
Microchip Technology, Inc.	3,260	158,403

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       13

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Micron Technology, Inc. (I)	10,192	$109,564
Microsemi Corp. (I)	1,783	60,248
NVIDIA Corp.	6,566	233,290
ON Semiconductor Corp. (I)	7,719	73,099
Qorvo, Inc. (I)	1,895	85,332
Skyworks Solutions, Inc.	2,572	171,861
Synaptics, Inc. (I)	618	44,218
Teradyne, Inc.	3,468	65,580
Texas Instruments, Inc.	5,156	294,098
Xilinx, Inc.	3,580	154,226
Software 25.0%
Activision Blizzard, Inc.	4,491	154,805
Adobe Systems, Inc. (I)	1,669	157,253
ANSYS, Inc. (I)	1,061	96,307
Aspen Technology, Inc. (I)	966	36,737
Autodesk, Inc. (I)	2,033	121,614
CA, Inc.	5,948	176,418
Cadence Design Systems, Inc. (I)	3,875	89,861
CDK Global, Inc.	2,149	102,228
Citrix Systems, Inc. (I)	1,878	153,696
Electronic Arts, Inc. (I)	3,407	210,723
Fair Isaac Corp.	427	45,565
FireEye, Inc. (I)	1,180	20,473
Fortinet, Inc. (I)	1,325	43,076
Guidewire Software, Inc. (I)	649	36,974
Intuit, Inc.	1,693	170,807
Manhattan Associates, Inc. (I)	989	59,874
Microsoft Corp.	20,666	1,030,613
NetSuite, Inc. (I)	266	21,557
Nuance Communications, Inc. (I)	3,792	65,147
Oracle Corp.	17,437	695,039
PTC, Inc. (I)	1,692	61,690
Red Hat, Inc. (I)	1,935	141,971
salesforce.com, Inc. (I)	1,718	130,224
ServiceNow, Inc. (I)	1,047	74,840
Splunk, Inc. (I)	854	44,391
SS&C Technologies Holdings, Inc.	1,202	73,502
Symantec Corp.	9,683	161,174
Synopsys, Inc. (I)	2,182	103,689
Tableau Software, Inc., Class A (I)	350	18,095
Take-Two Interactive Software, Inc. (I)	856	29,258
The Ultimate Software Group, Inc. (I)	294	57,797
Tyler Technologies, Inc. (I)	316	46,266

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       14

			Shares	Value
Information technology (continued)
Software (continued)
	VMware, Inc., Class A (I)		490	$27,886
	Workday, Inc., Class A (I)		742	55,635
Technology hardware, storage and peripherals 12.1%
	Apple, Inc.		9,621	901,873
	EMC Corp.		11,179	291,884
	Hewlett Packard Enterprise Company		11,828	197,054
	HP, Inc.		11,771	144,430
	NCR Corp. (I)		2,502	72,783
	NetApp, Inc.		4,456	105,340
	SanDisk Corp.		2,757	207,133
	Seagate Technology PLC		4,582	99,750
	Western Digital Corp.		4,019	164,236
	Yield (%)		Shares	Value
Short-term investments 0.2%
(Cost $40,107)
Money market funds 0.2%				40,107
State Street Institutional Liquid Reserves Fund, Premier Class	0.4600(Y	)	40,107	$40,107
Total investments (Cost $18,157,041)† 100.2%				$18,132,135
Other assets and liabilities, net (0.2%)				($28,442)
Total net assets 100.0%				$18,103,693

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 4-30-16.
†	At 4-30-16, the aggregate cost of investment securities for federal income tax purposes was $18,161,218. Net unrealized depreciation aggregated to $29,083, of which $914,904 related to appreciated investment securities and $943,987 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       15

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-16

Assets
Investments, at value (Cost $18,157,041)	$18,132,135
Dividends and interest receivable	3,261
Other receivables and prepaid expenses	19,637
Total assets	18,155,033
Liabilities
Payable to affiliates
Accounting and legal services fees	375
Investment management fees	5,534
Other liabilities and accrued expenses	45,431
Total liabilities	51,340
Net assets	$18,103,693
Net assets consist of
Paid-in capital	$18,039,114
Undistributed net investment income	103,845
Accumulated net realized gain (loss) on investments	(14,360)
Net unrealized appreciation (depreciation) on investments	(24,906)
Net assets	$18,103,693

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Net assets	$18,103,693
Shares outstanding	700,000
Net asset value per share	$25.86

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       16

STATEMENT OF OPERATIONS  For the period ended 4-30-16 1

Investment income
Dividends	$210,151
Interest	48
Total investment income	210,199
Expenses
Investment management fees	41,963
Accounting and legal services fees	2,001
Transfer agent fees	4,417
Trustees' fees	78
Printing and postage	7,222
Professional fees	33,685
Custodian fees	10,807
Registration and filing fees	6,499
Stock exchange listing fees	725
Other	2,815
Total expenses	110,212
Less expense reductions	(63,587)
Net expenses	46,625
Net investment income	163,574
Realized and unrealized gain (loss)
Net realized gain (loss) on investments	(14,102)
Change in net unrealized appreciation (depreciation) of investments	(24,906)
Net realized and unrealized loss	(39,008)
Increase in net assets from operations	$124,566

1	Period from 9-28-15 (commencement of operations) to 4-30-16.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       17

STATEMENT OF CHANGES IN NET ASSETS

Period ended 4-30-16[1]
Increase (decrease) in net assets
From operations
Net investment income	$163,574
Net realized loss	(14,102)
Change in net unrealized appreciation (depreciation)	(24,906)
Increase in net assets resulting from operations	124,566
Distributions to shareholders
From net investment income	(60,405)
From fund share transactions
Shares issued	18,039,532
Total increase	18,103,693
Net assets
Beginning of period	—
End of period	$18,103,693
Undistributed net investment income	$103,845
Share activity
Shares issued	700,000
End of period	700,000

1	Period from 9-28-15 (commencement of operations) to 4-30-16.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       18

Financial highlights

Period ended	4-30-16[1]
Per share operating performance
Net asset value, beginning of period	$24.42
Net investment income[2]	0.27
Net realized and unrealized gain on investments	1.26	[3]
Total from investment operations	1.53
Less distributions to common shareholders
From net investment income	(0.09)
Net asset value, end of period	$25.86
Total return at net asset value (%)[4]	6.26	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$18
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18	[6]
Expenses including reductions	0.50	[6]
Net investment income	1.75	[6]
Portfolio turnover (%)[7]	11

1	Period from 9-28-15 (commencement of operations) to 4-30-16.
2	Based on average daily shares outstanding.
3	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of issuances and repurchases of shares in relation to fluctuating market values of the investments of the fund.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       19

Notes to financial statements

Note 1 — Organization

John Hancock Multifactor Technology ETF (the fund) is a series of the John Hancock Exchange-Traded Fund Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Technology Index. The John Hancock Dimensional Technology Index is a rules-based index of U.S. technology stocks that have been selected based on sources of expected returns. Securities eligible for inclusion in the index are classified according to their market capitalization, relative price, and profitability, and are weighted accordingly in favor of smaller, less expensive, more profitable companies.

The fund commenced operations on September 28, 2015.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission (SEC) and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       20

securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of April 30, 2016, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A.as administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statement of operations.

For the period ended April 30, 2016, the fund had no borrowings under the line of credit.

Overdrafts. Pursuant to the custodian agreement, the fund's custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, net capital losses of $10,183 that are a result of security transactions occurring after October 31, 2015, are treated as occurring on May 1, 2016, the first day of the fund's next taxable year.

As of April 30, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund will declare and pay dividends semiannually from net investment income, if any. Capital gain distributions, if any, are typically distributed annually. The tax character of distributions for the period ended April 30, 2016 was $60,405 of ordinary income.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       21

As of April 30, 2016, the components of distributable earnings on a tax basis consisted of $103,845 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. The Advisor is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.450% of the first $300 million of the fund's average daily net assets; and (b) 0.420% of the fund's average daily net assets in excess of $300 million. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the period ended April 30, 2016, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.50% of average annual net assets (on an annualized basis). Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees, and (h) short dividend expenses. The expense limitation expires on August 31, 2017, unless renewed by mutual agreement of the fund and the Advisor based on a determination that this is appropriate under the circumstances at that time.

For the period ended April 30, 2016, the expense reductions described above amounted to $63,587.

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period April 30, 2016 were equivalent to a net annual effective rate of 0.00% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       22

accounting and legal services fees incurred for the period ended April 30, 2016 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Capital share transactions

The fund will issue and redeem shares at NAV only in a large specified number of shares, each called a "creation unit," or multiples thereof, that consist of 50,000 shares. Only authorized participants may engage in creation or redemption transactions directly with the fund. Such transactions generally take place when an authorized participant deposits into the fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the fund in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the fund and a specified amount of cash. For purposes of US GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of the fund. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. Individual shares of the fund may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the fund are listed and traded on the NYSE Arca, Inc., trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.

Affiliates of the fund owned 82% of shares outstanding on April 30, 2016.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than in-kind transactions and short-term securities, amounted to $1,857,295 and $1,744,716, respectively, for the period ended April 30, 2016. Securities received and delivered from in-kind transactions aggregated $18,020,674 and $0, respectively, for the period ended April 30, 2016.

Note 7 — Industry or sector risk

The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       23

AUDITOR'S REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Exchange-Traded Fund Trust and John Hancock Multifactor Technology ETF:

In our opinion, the accompanying statement of assets and liabilities, including the fund's investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Multifactor Technology ETF (the "Fund") at April 30, 2016, the results of its operations, the changes in its net assets and the financial highlights for the period September 28, 2015 (commencement of operations) through April 30, 2016, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at April 30, 2016 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 17, 2016

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       24

TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended April 30, 2016.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Eligible shareholders will be mailed a 2016 Form 1099-DIV in early 2017. This will reflect the tax character of all distributions paid in calendar year 2016.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       25

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

James M. Oates, Born: 1946	2015	230
Trustee and Chairperson of the Board
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2015	230
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2015	230
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2015	230
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Grace K. Fey, Born: 1946	2015	230
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       26

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Theron S. Hoffman,[2] Born: 1947	2015	230
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2015	230
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Hassell H. McClellan, Born: 1945	2015	230
Trustee
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2015	230
Trustee and Vice Chairperson of the Board
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (since 2014); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, and Vice Chairperson of the Board, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       27

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Gregory A. Russo, Born: 1949	2015	230
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

James R. Boyle, Born: 1959	2015	230
Non-Independent Trustee
Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (since 2014); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Craig Bromley, Born: 1966	2015	230
Non-Independent Trustee
President, John Hancock Financial Service (since 2012); Senior Executive Vice President and General Manager, U.S. Division, Manulife Financial Corporation (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife Japan) (2005-2012, including prior positions). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Warren A. Thomson, Born: 1955	2015	230
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       28

Principal officers who are not Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) during past 5 years	Officer of the Trust since

Andrew G. Arnott, Born: 1971	2014
President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust (since 2015); President, John Hancock Exchange-Traded Fund Trust (since 2014).

John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Chief Legal Officer and Secretary, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2014
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Charles A. Rizzo, Born: 1957	2014
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Salvatore Schiavone, Born: 1965	2014
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 35 other John Hancock funds consisting of 25 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       29

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Dimensional Fund Advisors LP

Principal distributor

Foreside Fund Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

State Street Bank and Trust Company

Legal counsel

Dechert LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Stock symbol

NYSE Arca: JHMT

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com/etf or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com/etf	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       30

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

ESG All Cap Core

ESG Large Cap Core

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios

Retirement Living Portfolios

Retirement Living II Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC (Foreside), and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP. Mutual funds and certain closed-end funds are distributed by John Hancock Funds, LLC. Member FINRA/SIPC.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in the John Hancock Multifactor ETFs (Multifactor ETFs). Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP guarantees the accuracy and/or the completeness of the John Hancock Dimensional Indexes (the "Indexes") or any data included therein, and neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP shall have any liability for any errors, omissions, or interruptions therein. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any warranty, express or implied, as to results to be obtained by the Multifactor ETFs, owners of the shares of the Multifactor ETFs or any other person or entity from the use of the Indexes, trading based on the Indexes, or any data included therein, either in connection with the Multifactor ETFs or for any other use. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall either John Hancock Advisers, LLC or Dimensional Fund Advisors LP have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indexes, even if notified of the possibility of such damages.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investments 601 Congress Street ■ Boston, MA 02210 800-225-5291 ■ jhinvestments.com/etf
This report is for the information of the shareholders of John Hancock Multifactor Technology ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
JHAN-2016-05-09-0307	800A 4/16 6/16

John Hancock

Multifactor Financials ETF
JHMF

Annual report 4/30/16
ETF

A message to shareholders

Dear shareholder,

This is the first annual report for the John Hancock Multifactor ETFs, covering the period from their inception on September 28, 2015, to April 30, 2016.

The past seven months marked a challenging period for U.S. equity investors. Many market indexes tumbled in the winter months amid concerns about slowing global growth, particularly in China. The volatility extended to commodity markets, as oil prices hit multi-year lows in February before rebounding toward the end of the period. The investment landscape improved late in the period as stocks and other so-called risk assets regained positive momentum and most U.S. indexes finished the period with modest gains.

Volatile market environments are naturally unsettling. But despite the recent turbulence, we believe the economic picture in the United States offers reasons for optimism. Unemployment and inflation both remain low, while the housing market and consumer demand have both showed signs of resilience. Nonetheless, the volatility that characterized the markets at the start of the year could be with us for some time.

At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and to ensure that we have adequate liquidity tools in place. As always, your best resource in times like these is your financial advisor, who can help make sure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of April 30, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multifactor Financials ETF

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
9	Premium/discount analysis
10	Your expenses
12	Fund's investments
17	Financial statements
20	Financial highlights
21	Notes to financial statements
25	Auditor's report
26	Tax information
27	Trustees and Officers
31	More information

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Financials Index.

TOTAL RETURNS AS OF 4/30/16 (%)

Market performance is determined using the bid/ask midpoint at 4 P.M. Eastern time, when the NAV is typically calculated. Your returns may differ if you traded shares at other times during the day. The NAV is calculated by dividing the total value of all the securities in the fund's portfolio plus cash, interest, receivables, and other assets, minus any liabilities, by the number of fund shares outstanding.

The John Hancock Dimensional Financials Index comprises securities in the financial sector within the U.S. universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. Stocks that compose the index include those that may be considered medium or smaller capitalization company stocks. The index is reconstituted and rebalanced on a semiannual basis. The financials sector is composed of companies in areas such as banking, savings and loans, insurance, consumer finance, investment brokerage, asset management, or other diverse financial services. The U.S. universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.

The Russell 1000 Financial Services Index comprises securities classified in the financial services sector of the large cap U.S. equity market.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

The chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.74
Net (%)	0.50

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Shares will fluctuate in value and, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited. For the most recent month-end performance, visit jhinvestments.com/etf or call 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       2

PERFORMANCE HIGHLIGHTS OVER THE PERIOD

Stocks ended the period higher despite the market's volatility

For the period beginning with the fund's inception, on September 28, 2015, and ending on April 30, 2016, U.S. equities rose, rebounding from sharp declines in the opening weeks of 2016.

The financials sector was up, but it trailed the market

With its exclusive focus on the equity of financial companies, the fund generated a positive total return for the period, but it lagged the broader market, as measured by the Russell 1000 Index, which was buoyed by stronger performance from other sectors.

An underweight in real estate securities detracted

Underweight exposure to real estate investment trusts hurt the fund's relative performance during the period

INDUSTRY COMPOSITION AS OF 4/30/16 (%)

A note about risks

While the fund holds large-cap as well as mid- and small-cap companies, the prices of medium and smaller company stocks can change more frequently and dramatically than those of large companies. Value stocks may underperform other segments of the market. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Investments focused in one sector or industry may fluctuate more dramatically than investments in a wider variety of sectors or industries. Exchange-traded fund shares are bought and sold through exchange trading at market price (not NAV), and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and the fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual market conditions. Errors in the construction or calculation of the fund's index may occur from time to time. Brokerage commissions will reduce returns. Please see the fund's prospectus for additional risks.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       3

Discussion of fund performance

An interview with Portfolio Manager Lukas J. Smart, CFA, Dimensional Fund Advisors

Lukas J. Smart, CFA
Portfolio Manager
Dimensional Fund Advisors LP

Would you tell us about your investment philosophy and how it drives the composition of this relatively new exchange-traded fund (ETF)?

Research has shown that there are differences in expected returns among securities. At Dimensional Fund Advisors LP, we've identified four characteristics, or dimensions, of expected returns—the overall market, company size, relative price, and profitability—that academic research has shown to account for most of the variation in asset returns over time.

The market dimension reflects the excess return over the risk-free rate that market participants demand for investing in a broadly diversified portfolio of equity securities without any style or market capitalization bias. That premium is called the equity premium.

The company size dimension reflects the excess return that investors demand for investing in small-capitalization stocks relative to large-capitalization stocks. The premium associated with this dimension is the small-cap, or size, premium.

The relative price dimension reflects the excess return that investors expect from investing in low relative price, or value, stocks (as measured, for instance, by their price-to-book ratios) in comparison with high relative price, or growth, stocks. The premium associated with this dimension is the value premium.

Finally, the profitability dimension provides a way to discern the expected returns of companies with similar price-driven characteristics. If two companies trade at the same relative price, the one with higher profitability should have a higher expected return over time. The premium associated with this dimension is called the profitability premium.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       4

"At the broad market level... value characteristics outperformed their more growth-oriented counterparts; however, these relationships were reversed within the financials sector ..."

Relative to a commercial cap-weighted measure of the market, we believe that incorporating these dimensions of expected returns into an investment strategy offers the potential for outperformance over time, and an ETF is a vehicle well suited to our systematic and transparent investment approach.

The custom benchmark we developed, the John Hancock Dimensional Financials Index, is designed to capture these dimensions, and the fund, in turn, is designed to track the custom benchmark.

What was the market environment like during the period from the fund's inception, on September 28, 2015, to April 30, 2016?

The U.S. market, as measured by the Russell 1000 Index, was up 10.46%. After rising early in the period, stocks declined during the opening weeks of 2016 before ultimately staging a recovery, beginning in mid-February.

Generally speaking, shares in telecommunications, materials, and utilities were among the strongest performers. The financials, information technology, and healthcare sectors delivered more modest results.

TOP 10 HOLDINGS AS OF 4/30/16 (%)

JPMorgan Chase & Co.	4.0
Berkshire Hathaway, Inc., Class B	3.9
Wells Fargo & Company	3.8
Bank of America Corp.	3.2
Visa, Inc., Class A	3.1
Citigroup, Inc.	2.9
MasterCard, Inc., Class A	2.1
Discover Financial Services	2.0
Capital One Financial Corp.	1.9
U.S. Bancorp	1.7
TOTAL	28.6
As a percentage of net assets.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       5

"... our approach typically results in the fund maintaining higher allocations to securities of smaller-cap issuers and to securities trading at lower relative prices in relation to their book values."

At the broad market level, smaller-cap stocks underperformed larger-cap stocks, and stocks with value characteristics outperformed their more growth-oriented counterparts; however, these relationships were reversed within the financials sector, where small fared better than large and value trailed growth.

How did the fund perform during the period?

The fund was up 4.33% on a net asset value (NAV) basis, trailing the Russell 1000 Financial Services Index, a commercial cap-weighted benchmark we use as a proxy for the financials sector of the U.S. stock market.

Relative to most commercial measures of the financials sector, our approach typically results in the fund maintaining higher allocations to securities of smaller-cap issuers and to securities trading at lower relative prices in relation to their book values. In the weightings of individual positions, we also place greater emphasis on companies that have demonstrated higher profitability.

Underweight exposure to real estate investment trusts (REITS) hurt the fund's relative performance during the period. REITS are included in the Russell 1000 Financial Services Index and excluded by the custom John Hancock Dimensional Financials Index, which the fund tracks.

The premiums associated with the dimensions we've identified can be unpredictable over short time horizons. For this reason, we believe the best way to invest is to structure broadly diversified portfolios with a consistent focus on the desired dimensions, seeking to capture the expected premiums associated with them.

While we would expect small to outperform large and value to outperform growth over an extended time horizon, any given trading day, month, or year can prove otherwise, and that's okay. Patience and persistence are key ingredients to success in our style of investing.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       6

Were there changes to the composition of the fund?

In March, changes were made to the fund as a result of a regularly scheduled reconstitution, the semiannual process by which the list of stocks and their weights in the John Hancock Dimensional Financials Index are updated. Reconstitution ensures that both the fund and the custom index that it tracks maintain their intended exposure to the dimensions of expected returns.

How was the fund positioned at the close of the period?

Compared with the Russell 1000 Financial Services Index, the fund ended the period with higher weights in low relative price stocks and in equities with smaller market capitalizations while emphasizing companies with higher profitability. In absolute terms, the fund's largest industry exposures were to banks, insurance companies, and capital markets.

The fund was broadly diversified across more than 100 issuers. Top holdings included JPMorgan Chase & Co., Berkshire Hathaway, Inc., and Wells Fargo & Company. The fund's weighted average market capitalization was $67 billion, its price-to-book ratio was 1.3, and its price-to-earnings ratio was 13.8.

MANAGED BY

Lukas J. Smart, CFA On the fund since inception Investing since 2003
Joel P. Schneider On the fund since inception Investing since 2011

The views expressed in this report are exclusively those of Lukas J. Smart, CFA, Dimensional Fund Advisors, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. A price-to-book ratio is calculated by dividing the market price of a stock by its book value per share.  A price-to-earnings ratio is calculated by dividing the market price of a stock by its earnings per share.
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       7

A look at performance

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Financials ETF for periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. The fee waivers and/or expense limitations are contracted through 8-31-17. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)*	0.74
Net (%)*	0.50

*Expenses have been estimated for the first year of operations.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

The John Hancock Dimensional Financials Index comprises securities in the financial sector within the U.S. Universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. Stocks that compose the Index include those that may be considered medium or smaller capitalization company stocks. The Index is reconstituted and rebalanced on a semiannual basis. The financials sector is composed of companies in areas such as banking, savings and loans, insurance, consumer finance, investment brokerage, asset management, or other diverse financial services. The U.S. Universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.

The Russell 1000 Financial Services Index comprises securities classified in the financial services sector of the large cap U.S. equity market.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

The chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       8

Premium/discount analysis

ETF shares are bought and sold through exchange trading at market price—not net asset value (NAV)—and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and as a result you may pay more than NAV when you buy shares and receive less than NAV when you sell shares. Additionally due to various factors, a fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual conditions.

A premium exists when the closing market price is trading above NAV, while a discount indicates that the closing market price is trading below NAV. The differences are expressed as basis points, with one basis point equaling 1/100 of 1%.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV. The closing market price is determined using the bid/ask midpoint as reported on the NYSE Arca, Inc., at 4 P.M. Eastern time, when the NAV is typically calculated.

Period Ended April 30, 2016

	Closing price below NAV		Closing price above or equal to NAV
Basis point differential	Number of days	% of Total days	Number of days	% of Total days
0 - < 25	47	30.52%	102	66.23%
25 - < 50	0	0.00%	5	3.25%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	47	30.52%	107	69.48%

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which may include creation and redemption fees and brokerage charges.
•	Ongoing operating expenses, including management fees and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on November 1, 2015, with the same investment held until April 30, 2016.

Account value on 11-1-2015	Ending value on 4-30-2016	Expenses paid during period ended 4-30-2016[1]	Annualized expense ratio
$1,000.00	$969.80	$2.45	0.50%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2016, by $1,000.00, then multiply it by the "expenses paid" from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2015, with the same investment held until April 30, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Account value on 11-1-2015	Ending value on 4-30-2016	Expenses paid during period ended 4-30-2016[1]	Annualized expense ratio
$1,000.00	$1,022.40	$2.51	0.50%

Remember, these examples do not include any transaction costs. The fund charges a transaction fee per creation unit to those creating or redeeming creation units, and those buying or selling shares in the secondary market will incur customary brokerage commissions and charges. Therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       11

Fund's investments

As of 4-30-16
	Shares	Value
Common stocks 100.0%		$19,003,961
(Cost $19,062,376)
Consumer discretionary 0.5%		100,355
Internet and catalog retail 0.3%
Liberty Ventures, Series A (I)	1,405	56,200
Media 0.2%
Liberty Broadband Corp., Series A (I)	213	12,209
Liberty Broadband Corp., Series C (I)	558	31,946
Financials 92.5%		17,580,495
Banks 31.9%
Bank of America Corp.	42,248	615,131
Bank of the Ozarks, Inc.	961	39,689
BankUnited, Inc.	969	33,431
BB&T Corp.	4,946	174,989
BOK Financial Corp.	345	20,762
CIT Group, Inc.	2,784	96,243
Citigroup, Inc.	11,900	550,732
Citizens Financial Group, Inc.	7,055	161,207
Comerica, Inc.	2,336	103,718
Commerce Bancshares, Inc.	1,398	65,454
Cullen/Frost Bankers, Inc.	743	47,545
East West Bancorp, Inc.	1,837	68,869
Fifth Third Bancorp	13,832	253,264
First Horizon National Corp.	2,460	34,637
First Niagara Financial Group, Inc.	4,188	44,225
First Republic Bank	1,614	113,496
Huntington Bancshares, Inc.	12,079	121,515
Investors Bancorp, Inc.	3,176	36,683
JPMorgan Chase & Co.	12,177	769,586
KeyCorp	11,022	135,460
M&T Bank Corp.	1,517	179,491
PacWest Bancorp	962	38,461
People's United Financial, Inc.	4,301	66,666
Prosperity Bancshares, Inc.	973	51,345
Regions Financial Corp.	19,604	183,886
Signature Bank (I)	550	75,807
SunTrust Banks, Inc.	7,477	312,090
SVB Financial Group (I)	642	66,948
Synovus Financial Corp.	1,317	41,038
The PNC Financial Services Group, Inc.	3,469	304,509
U.S. Bancorp	7,415	316,546
Umpqua Holdings Corp.	2,390	37,834

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       12

	Shares	Value
Financials (continued)
Banks (continued)
Webster Financial Corp.	1,196	$43,821
Wells Fargo & Company	14,613	730,358
Western Alliance Bancorp (I)	1,464	53,553
Zions Bancorporation	2,651	72,956
Capital markets 13.9%
Affiliated Managers Group, Inc. (I)	624	106,280
Ameriprise Financial, Inc.	2,277	218,364
BlackRock, Inc.	400	142,532
E*TRADE Financial Corp. (I)	3,214	80,929
Eaton Vance Corp.	1,738	60,013
Federated Investors, Inc., Class B	1,527	48,253
Franklin Resources, Inc.	2,648	98,876
Invesco, Ltd.	4,205	130,397
Legg Mason, Inc.	1,305	41,904
Morgan Stanley	5,375	145,448
Northern Trust Corp.	2,722	193,480
Raymond James Financial, Inc.	1,625	84,776
SEI Investments Company	1,963	94,381
State Street Corp.	2,288	142,542
T. Rowe Price Group, Inc.	2,971	223,687
TD Ameritrade Holding Corp.	3,210	95,754
The Bank of New York Mellon Corp.	6,936	279,105
The Charles Schwab Corp.	6,203	176,227
The Goldman Sachs Group, Inc.	1,718	281,941
Virtu Financial, Inc., Class A	362	7,548
Consumer finance 7.9%
Ally Financial, Inc. (I)	9,636	171,617
American Express Company	3,517	230,117
Capital One Financial Corp.	5,095	368,827
Credit Acceptance Corp. (I)	90	17,664
Discover Financial Services	6,637	373,464
LendingClub Corp. (I)	1,394	11,013
Navient Corp.	4,426	60,503
OneMain Holdings, Inc. (I)	570	18,137
Santander Consumer USA Holdings, Inc. (I)	1,433	18,873
Synchrony Financial (I)	7,720	236,000
Diversified financial services 10.2%
Berkshire Hathaway, Inc., Class B (I)	5,110	743,403
CBOE Holdings, Inc.	977	60,535
CME Group, Inc.	1,691	155,420
FactSet Research Systems, Inc.	649	97,837
Intercontinental Exchange, Inc.	537	128,896
Leucadia National Corp.	2,951	49,223

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       13

	Shares	Value
Financials (continued)
Diversified financial services (continued)
MarketAxess Holdings, Inc.	476	$58,434
Moody's Corp.	1,758	168,276
Morningstar, Inc.	296	24,627
MSCI, Inc.	1,303	98,950
Nasdaq, Inc.	1,344	82,938
S&P Global, Inc.	1,738	185,705
Voya Financial, Inc.	2,531	82,182
Insurance 26.7%
Aflac, Inc.	2,542	175,322
Alleghany Corp. (I)	193	100,607
Allied World Assurance Company Holdings AG	1,409	50,132
American Financial Group, Inc.	1,011	69,870
American International Group, Inc.	4,577	255,488
AmTrust Financial Services, Inc.	1,333	33,125
Aon PLC	1,659	174,394
Arch Capital Group, Ltd. (I)	1,179	83,108
Arthur J. Gallagher & Company	1,986	91,435
Assurant, Inc.	910	76,959
Assured Guaranty, Ltd.	2,991	77,377
Axis Capital Holdings, Ltd.	1,291	68,772
Brown & Brown, Inc.	1,718	60,319
Chubb, Ltd.	1,314	154,868
Cincinnati Financial Corp.	1,701	112,283
CNA Financial Corp.	454	14,346
CNO Financial Group, Inc.	2,751	50,536
Endurance Specialty Holdings, Ltd.	683	43,698
Erie Indemnity Company, Class A, Class A	371	35,019
Everest Re Group, Ltd.	568	105,023
First American Financial Corp.	1,444	52,013
FNF Group	2,677	85,396
Lincoln National Corp.	3,314	143,993
Loews Corp.	3,646	144,673
Markel Corp. (I)	122	109,691
Marsh & McLennan Companies, Inc.	3,154	199,175
Mercury General Corp.	302	15,976
MetLife, Inc.	3,843	173,319
Old Republic International Corp.	3,138	58,022
Principal Financial Group, Inc.	4,225	180,323
Prudential Financial, Inc.	3,483	270,420
Reinsurance Group of America, Inc.	895	85,222
RenaissanceRe Holdings, Ltd.	539	59,780
The Allstate Corp.	3,018	196,321
The Hanover Insurance Group, Inc.	586	50,255

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       14

			Shares	Value
Financials (continued)
Insurance (continued)
	The Hartford Financial Services Group, Inc.		4,588	$203,615
	The Progressive Corp.		6,551	213,563
	The Travelers Companies, Inc.		2,603	286,070
	Torchmark Corp.		1,402	81,162
	Unum Group		3,207	109,711
	Validus Holdings, Ltd.		1,289	59,410
	W.R. Berkley Corp.		1,539	86,184
	White Mountains Insurance Group, Ltd.		55	45,650
	Willis Towers Watson PLC		1,706	213,078
	XL Group PLC		3,453	113,017
Real estate management and development 1.4%
	CBRE Group, Inc., Class A (I)		3,693	109,424
	Jones Lang LaSalle, Inc.		564	64,956
	Realogy Holdings Corp. (I)		1,736	62,045
	The Howard Hughes Corp. (I)		270	28,396
Thrifts and mortgage finance 0.5%
	New York Community Bancorp, Inc.		5,301	79,674
	TFS Financial Corp.		573	10,257
Industrials 1.0%				186,869
Professional services 1.0%
	Equifax, Inc.		1,554	186,869
Information technology 6.0%				1,136,242
Internet software and services 0.1%
	Zillow Group, Inc., Class A (I)		315	7,881
IT services 5.9%
	Black Knight Financial Services, Inc., Class A (I)		348	11,129
	MasterCard, Inc., Class A		4,034	391,258
	The Western Union Company		6,878	137,560
	Visa, Inc., Class A		7,618	588,414
	Yield (%)		Shares	Value
Short-term investments 0.1%
(Cost $23,679)
Money market funds 0.1%				23,679
State Street Institutional Liquid Reserves Fund, Premier Class	0.4600(Y	)	23,679	$23,679
Total investments (Cost $19,086,055)† 100.1%				$19,027,640
Other assets and liabilities, net (0.1%)				($12,779)
Total net assets 100.0%				$19,014,861

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       15

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 4-30-16.
†	At 4-30-16, the aggregate cost of investment securities for federal income tax purposes was $19,087,894. Net unrealized depreciation aggregated to $60,254, of which $562,806 related to appreciated investment securities and $623,060 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       16

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-16

Assets
Investments, at value (Cost $19,086,055)	$19,027,640
Dividends and interest receivable	15,848
Other receivables and prepaid expenses	20,861
Total assets	19,064,349
Liabilities
Payable to affiliates
Accounting and legal services fees	402
Investment management fees	5,464
Other liabilities and accrued expenses	43,622
Total liabilities	49,488
Net assets	$19,014,861
Net assets consist of
Paid-in capital	$19,078,741
Undistributed net investment income	75,507
Accumulated net realized gain (loss) on investments	(80,972)
Net unrealized appreciation (depreciation) on investments	(58,415)
Net assets	$19,014,861

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Net assets	$19,014,861
Shares outstanding	750,000
Net asset value per share	$25.35

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       17

STATEMENT OF OPERATIONS  For the period ended 4-30-16 1

Investment income
Dividends	$174,551
Interest	38
Total investment income	174,589
Expenses
Investment management fees	41,181
Accounting and legal services fees	2,003
Transfer agent fees	4,417
Trustees' fees	79
Printing and postage	7,047
Professional fees	33,684
Custodian fees	10,802
Registration and filing fees	6,499
Stock exchange listing fees	725
Other	2,817
Total expenses	109,254
Less expense reductions	(63,497)
Net expenses	45,757
Net investment income	128,832
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	(80,332)
Redemptions in kind	64,008
(16,324)
Change in net unrealized appreciation (depreciation) of investments	(58,415)
(58,415)
Net realized and unrealized loss	(74,739)
Increase in net assets from operations	$54,093

1	Period from 9-28-15 (commencement of operations) to 4-30-16.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       18

STATEMENT OF CHANGES IN NET ASSETS

Period ended 4-30-16[1]
Increase (decrease) in net assets
From operations
Net investment income	$128,832
Net realized loss	(16,324)
Change in net unrealized appreciation (depreciation)	(58,415)
Increase in net assets resulting from operations	54,093
Distributions to shareholders
From net investment income	(55,006)
From fund share transactions
Shares issued	20,245,595
Shares repurchased	(1,229,821)
Total from fund share transactions	19,015,774
Total increase	19,014,861
Net assets
Beginning of period	—
End of period	$19,014,861
Undistributed net investment income	$75,507
Share activity
Shares issued	800,000
Shares repurchased	(50,000)
End of period	750,000

1	Period from 9-28-15 (commencement of operations) to 4-30-16.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       19

Financial highlights

Period ended	4-30-16[1]
Per share operating performance
Net asset value, beginning of period	$24.37
Net investment income[2]	0.21
Net realized and unrealized gain on investments	0.85	[3]
Total from investment operations	1.06
Less distributions to common shareholders
From net investment income	(0.08)
Net asset value, end of period	$25.35
Total return at net asset value (%)[4]	4.33	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$19
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19	[6]
Expenses including reductions	0.50	[6]
Net investment income	1.41	[6]
Portfolio turnover (%)[7]	11

1	Period from 9-28-15 (commencement of operations) to 4-30-16.
2	Based on average daily shares outstanding.
3	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of issuances and repurchases of shares in relation to fluctuating market values of the investments of the fund.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       20

Notes to financial statements

Note 1 — Organization

John Hancock Multifactor Financials ETF (the fund) is a series of the John Hancock Exchange-Traded Fund Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Financials Index. The John Hancock Dimensional Financials Index is a rules-based index of U.S. financial stocks that have been selected based on sources of expected returns. Securities eligible for inclusion in the index are classified according to their market capitalization, relative price, and profitability, and are weighted accordingly in favor of smaller, less expensive, more profitable companies.

The fund commenced operations on September 28, 2015.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission (SEC) and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       21

securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of April 30, 2016, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A.as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statement of operations.

For the period ended April 30, 2016, the fund had no borrowings under the line of credit.

Overdrafts. Pursuant to the custodian agreement, the fund's custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes net capital losses of $79,133 that are a result of security transactions occurring after October 31, 2015, are treated as occurring on May 1, 2016, the first day of the fund's next taxable year.

As of April 30, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund will declare and pay dividends semiannually from net investment income, if any. Capital gain distributions, if any, are typically distributed annually. The tax character of distributions for the period ended April 30, 2016 was $55,006 of ordinary income.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       22

As of April 30, 2016, the components of distributable earnings on a tax basis consisted of $75,507 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to redemption in kind.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. The Advisor is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.450% of the first $300 million of the fund's average daily net assets; and (b) 0.420% of the fund's average daily net assets in excess of $300 million. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the period ended April 30, 2016, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.50% of average annual net assets (on an annualized basis). Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees, and (h) short dividend expenses. The expense limitation expires on August 31, 2017, unless renewed by mutual agreement of the fund and the Advisor based on a determination that this is appropriate under the circumstances at that time.

For the period ended April 30, 2016, the expense reductions described above amounted to $63,497.

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period April 30, 2016 were equivalent to a net annual effective rate of 0.00% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       23

accounting and legal services fees incurred for the period ended April 30, 2016 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Capital share transactions

The fund will issue and redeem shares at NAV only in a large specified number of shares, each called a "creation unit," or multiples thereof, that consist of 50,000 shares. Only authorized participants may engage in creation or redemption transactions directly with the fund. Such transactions generally take place when an authorized participant deposits into the fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the fund in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the fund and a specified amount of cash. For purposes of US GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of the fund. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. Individual shares of the fund may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the fund are listed and traded on the NYSE Arca, Inc., trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.

Affiliates of the fund owned 77% of shares outstanding on April 30, 2016.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than in-kind transactions and short-term securities, amounted to $1,727,134 and $1,661,250, respectively, for the period ended April 30, 2016. Securities received and delivered from in-kind transactions aggregated $20,243,065 and $1,230,248, respectively, for the period ended April 30, 2016.

Note 7 — Industry or sector risk

The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's net asset value more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates regulatory and market impacts.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       24

AUDITOR'S REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Exchange-Traded Fund Trust and John Hancock Multifactor Financial ETF:

In our opinion, the accompanying statement of assets and liabilities, including the fund's investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Multifactor Financial ETF (the "Fund") at April 30, 2016, the results of its operations, the changes in its net assets and the financial highlights for the period September 28, 2015 (commencement of operations) through April 30, 2016, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at April 30, 2016 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 17, 2016

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       25

TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended April 30, 2016.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Eligible shareholders will be mailed a 2016 Form 1099-DIV in early 2017. This will reflect the tax character of all distributions paid in calendar year 2016.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       26

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

James M. Oates, Born: 1946	2015	230
Trustee and Chairperson of the Board
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2015	230
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2015	230
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2015	230
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Grace K. Fey, Born: 1946	2015	230
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       27

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Theron S. Hoffman,[2] Born: 1947	2015	230
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2015	230
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Hassell H. McClellan, Born: 1945	2015	230
Trustee
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2015	230
Trustee and Vice Chairperson of the Board
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (since 2014); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, and Vice Chairperson of the Board, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       28

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Gregory A. Russo, Born: 1949	2015	230
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

James R. Boyle, Born: 1959	2015	230
Non-Independent Trustee
Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (since 2014); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Craig Bromley, Born: 1966	2015	230
Non-Independent Trustee
President, John Hancock Financial Service (since 2012); Senior Executive Vice President and General Manager, U.S. Division, Manulife Financial Corporation (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife Japan) (2005-2012, including prior positions). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Warren A. Thomson, Born: 1955	2015	230
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       29

Principal officers who are not Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) during past 5 years	Officer of the Trust since

Andrew G. Arnott, Born: 1971	2014
President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust (since 2015); President, John Hancock Exchange-Traded Fund Trust (since 2014).

John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Chief Legal Officer and Secretary, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2014
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Charles A. Rizzo, Born: 1957	2014
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Salvatore Schiavone, Born: 1965	2014
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 35 other John Hancock funds consisting of 25 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       30

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Dimensional Fund Advisors LP

Principal distributor

Foreside Fund Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

State Street Bank and Trust Company

Legal counsel

Dechert LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Stock symbol

NYSE Arca: JHMF

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com/etf or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com/etf	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       31

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

ESG All Cap Core

ESG Large Cap Core

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios

Retirement Living Portfolios

Retirement Living II Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC (Foreside), and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP. Mutual funds and certain closed-end funds are distributed by John Hancock Funds, LLC. Member FINRA/SIPC.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in the John Hancock Multifactor ETFs (Multifactor ETFs). Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP guarantees the accuracy and/or the completeness of the John Hancock Dimensional Indexes (the "Indexes") or any data included therein, and neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP shall have any liability for any errors, omissions, or interruptions therein. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any warranty, express or implied, as to results to be obtained by the Multifactor ETFs, owners of the shares of the Multifactor ETFs or any other person or entity from the use of the Indexes, trading based on the Indexes, or any data included therein, either in connection with the Multifactor ETFs or for any other use. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall either John Hancock Advisers, LLC or Dimensional Fund Advisors LP have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indexes, even if notified of the possibility of such damages.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investments 601 Congress Street ■ Boston, MA 02210 800-225-5291 ■ jhinvestments.com/etf
This report is for the information of the shareholders of John Hancock Multifactor Financials ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
JHAN-2016-05-09-0302	810A 4/16 6/16

John Hancock

Multifactor Healthcare ETF
JHMH

Annual report 4/30/16
ETF

A message to shareholders

Dear shareholder,

This is the first annual report for the John Hancock Multifactor ETFs, covering the period from their inception on September 28, 2015, to April 30, 2016.

The past seven months marked a challenging period for U.S. equity investors. Many market indexes tumbled in the winter months amid concerns about slowing global growth, particularly in China. The volatility extended to commodity markets, as oil prices hit multi-year lows in February before rebounding toward the end of the period. The investment landscape improved late in the period as stocks and other so-called risk assets regained positive momentum and most U.S. indexes finished the period with modest gains.

Volatile market environments are naturally unsettling. But despite the recent turbulence, we believe the economic picture in the United States offers reasons for optimism. Unemployment and inflation both remain low, while the housing market and consumer demand have both showed signs of resilience. Nonetheless, the volatility that characterized the markets at the start of the year could be with us for some time.

At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and to ensure that we have adequate liquidity tools in place. As always, your best resource in times like these is your financial advisor, who can help make sure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of April 30, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multifactor Healthcare ETF

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
9	Premium/discount analysis
10	Your expenses
12	Fund's investments
15	Financial statements
18	Financial highlights
19	Notes to financial statements
23	Auditor's report
24	Tax information
25	Trustees and Officers
29	More information

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Healthcare Index.

TOTAL RETURNS AS OF 4/30/16 (%)

Market performance is determined using the bid/ask midpoint at 4 P.M. Eastern time, when the NAV is typically calculated. Your returns may differ if you traded shares at other times during the day. The NAV is calculated by dividing the total value of all the securities in the fund's portfolio plus cash, interest, receivables, and other assets, minus any liabilities, by the number of fund shares outstanding.

The John Hancock Dimensional Healthcare Index comprises securities in the healthcare sector within the U.S. universe whose market capitalizations are larger than that of the 1001st U.S. company at the time of reconstitution. The index is reconstituted and rebalanced on a semiannual basis. Stocks that compose the index include those that may be considered medium or smaller capitalization company stocks. The healthcare sector is composed of companies in areas such as the manufacture of healthcare equipment and supplies, biotechnology, home or long-term healthcare facilities, hospitals, pharmaceuticals, or the provision of basic healthcare services. The U.S.universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.

The Russell 1000 Healthcare Index comprises securities within the Health Care sector in the Russell 1000 Index.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

The chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.73
Net (%)	0.50

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Shares will fluctuate in value and, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited. For the most recent month-end performance, visit jhinvestments.com/etf or call 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF       2

PERFORMANCE HIGHLIGHTS OVER THE PERIOD

Stocks ended the period higher despite the market's volatility

For the period beginning with the fund's inception, on September 28, 2015, and ending on April 30, 2016, U.S. equities rose, rebounding from sharp declines in the opening weeks of 2016.

Healthcare shares were up, but they trailed the market

With an exclusive focus on healthcare companies, the fund generated a positive return for the period, but it lagged the broader market, as measured by the Russell 1000 Index, which was buoyed by stronger performance from other sectors.

The fund's value emphasis contributed, but its smaller-cap bias detracted

The fund's value tilt contributed to returns, but it's overweight allocation to smaller caps (and commensurate underweight in larger caps) weighed down results relative to the Russell 1000 Healthcare Index.

INDUSTRY COMPOSITION AS OF 4/30/16 (%)

A note about risks

While the fund holds large-cap as well as mid- and small-cap companies, the prices of medium and smaller company stocks can change more frequently and dramatically than those of large companies. Value stocks may underperform other segments of the market. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Investments focused in one sector or industry may fluctuate more dramatically than investments in a wider variety of sectors or industries. Exchange-traded fund shares are bought and sold through exchange trading at market price (not NAV), and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and the fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual market conditions. Errors in the construction or calculation of the fund's index may occur from time to time. Brokerage commissions will reduce returns. Please see the fund's prospectus for additional risks.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF       3

Discussion of fund performance

An interview with Portfolio Manager Lukas J. Smart, CFA, Dimensional Fund Advisors

Lukas J. Smart, CFA
Portfolio Manager
Dimensional Fund Advisors LP

Would you tell us about your investment philosophy and how it drives the composition of this relatively new exchange-traded fund (ETF)?

Research has shown that there are differences in expected returns among securities. At Dimensional Fund Advisors LP, we've identified four characteristics, or dimensions, of expected returns—the overall market, company size, relative price, and profitability—that academic research has shown to account for most of the variation in asset returns over time.

The market dimension reflects the excess return over the risk-free rate that market participants demand for investing in a broadly diversified portfolio of equity securities without any style or market capitalization bias. That premium is called the equity premium.

The company size dimension reflects the excess return that investors demand for investing in small-capitalization stocks relative to large-capitalization stocks. The premium associated with this dimension is the small-cap, or size, premium.

The relative price dimension reflects the excess return that investors expect from investing in low relative price, or value, stocks (as measured, for instance, by their price-to-book ratios) in comparison with high relative price, or growth, stocks. The premium associated with this dimension is the value premium.

Finally, the profitability dimension provides a way to discern the expected returns of companies with similar price-driven characteristics. If two companies trade at the same relative price, the one with higher profitability should have a higher expected return over time. The premium associated with this dimension is called the profitability premium.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF       4

"Smaller caps underperformed larger caps, but stocks with value characteristics outperformed their more growth-oriented counterparts."

Relative to a commercial cap-weighted measure of the market, we believe that incorporating these dimensions of expected returns into an investment strategy offers the potential for outperformance over time, and an ETF is a vehicle well suited to our systematic and transparent investment approach.

The custom benchmark we developed, the John Hancock Dimensional Healthcare Index, is designed to capture these dimensions, and the fund, in turn, is designed to track the custom benchmark.

What was the market environment like during the period from the fund's inception, on September 28, 2015, to April 30, 2016?

The U.S. market, as measured by the Russell 1000 Index, was up 10.46%. After rising early in the period, stocks declined during the opening weeks of 2016 before ultimately staging a recovery, beginning in mid-February. Smaller-cap stocks underperformed larger-cap stocks, but stocks with value characteristics outperformed their more growth-oriented counterparts.

Broadly speaking, shares in telecommunications, materials, and utilities were among the strongest

TOP 10 HOLDINGS AS OF 4/30/16 (%)

Johnson & Johnson	6.0
Pfizer, Inc.	5.7
Merck & Company, Inc.	4.5
UnitedHealth Group, Inc.	3.8
Amgen, Inc.	3.5
Gilead Sciences, Inc.	3.0
Medtronic PLC	2.7
Baxter International, Inc.	2.6
AbbVie, Inc.	2.3
Allergan PLC	2.0
TOTAL	36.1
As a percentage of net assets.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF       5

"... our approach generally results in the fund maintaining higher allocations to securities of smaller-cap issuers and to securities trading at lower relative prices in relation to their book values."
performers; the financials, information technology, and healthcare sectors delivered more modest results.

How did the fund perform during the period?

The fund was up 7.89% on a net asset value (NAV) basis, modestly trailing the Russell 1000 Healthcare Index, a commercial cap-weighted benchmark we use as a proxy for the healthcare sector of the U.S. stock market.

Relative to most commercial measures of the healthcare sector, our approach generally results in the fund maintaining higher allocations to securities of smaller-cap issuers and to securities trading at lower relative prices in relation to their book values. In the weightings of individual positions, we also place greater emphasis on companies that have demonstrated higher profitability.

Relative to the Russell 1000 Healthcare Index, the fund's higher allocation to smaller-cap equities worked against it during the period. However, a higher allocation to lower relative price stocks helped the fund's performance as value outpaced growth during the period.

The premiums associated with the dimensions we've identified can be unpredictable over short time horizons. For this reason, we believe the best way to invest is to structure broadly diversified portfolios with a consistent focus on the desired dimensions, seeking to capture the expected premiums associated with them.

While we would expect small to outperform large and value to outperform growth over an extended time horizon, any given trading day, month, or year can prove otherwise, and that's okay. We believe patience and persistence are key ingredients to success in our style of investing.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF       6

Were there changes to the composition of the fund?

In March, changes were made to the fund as a result of a regularly scheduled reconstitution, the semiannual process by which the list of stocks and their weights in the John Hancock Dimensional Healthcare Index are updated. Reconstitution ensures that both the fund and the custom index that it tracks maintain their intended exposure to the dimensions of expected returns as market prices change over time.

How was the fund positioned at the close of the period?

Compared with the Russell 1000 Healthcare Index, the fund ended the period with higher weights in low relative price stocks and in equities with smaller market capitalizations while emphasizing companies with higher profitability. The fund's largest absolute exposures were to the healthcare providers and services and pharmaceuticals industries, followed by healthcare equipment and suppliers.

The fund was broadly diversified across more than 100 issuers. Top holdings included Johnson & Johnson, Pfizer, Inc., and Merck & Company, Inc. The fund's weighted average market capitalization was $76 billion, its price-to-book ratio was 3.6, and its price-to-earnings ratio was 22.4.

MANAGED BY

Lukas J. Smart, CFA On the fund since inception Investing since 2003
Joel P. Schneider On the fund since inception Investing since 2011

The views expressed in this report are exclusively those of Lukas J. Smart, CFA, Dimensional Fund Advisors, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. A price-to-book ratio is calculated by dividing the market price of a stock by its book value per share.  A price-to-earnings ratio is calculated by dividing the market price of a stock by its earnings per share.
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF       7

A look at performance

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Healthcare ETF for periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. The fee waivers and/or expense limitations are contracted through 8-31-17. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)*	0.73
Net (%)*	0.50

*Expenses have been estimated for the first year of operation.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

The John Hancock Dimensional Healthcare Index comprises securities in the healthcare sector within the U.S. Universe whose market capitalizations are in the top 1000 U.S. companies at the time of reconstitution. The Index is reconstituted and rebalanced on a semiannual basis. Stocks that compose the Index include those that may be considered medium or smaller capitalization company stocks. The healthcare sector is composed of companies in areas such as the manufacture of healthcare equipment and supplies, biotechnology, home or long-term healthcare facilities, hospitals, pharmaceuticals, or the provision of basic healthcare services. The U.S. Universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.

The Russell 1000 Healthcare Index comprises securities within the Health Care sector in the Russell 1000 Index.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

The chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF       8

Premium/discount analysis

ETF shares are bought and sold through exchange trading at market price—not net asset value (NAV)—and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and as a result you may pay more than NAV when you buy shares and receive less than NAV when you sell shares. Additionally due to various factors, a fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual conditions.

A premium exists when the closing market price is trading above NAV, while a discount indicates that the closing market price is trading below NAV. The differences are expressed as basis points, with one basis point equaling 1/100 of 1%.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV. The closing market price is determined using the bid/ask midpoint as reported on the NYSE Arca, Inc., at 4 P.M. Eastern time, when the NAV is typically calculated.

Period Ended April 30, 2016

	Closing price below NAV		Closing price above or equal to NAV
Basis point differential	Number of days	% of Total days	Number of days	% of Total days
0 - < 25	43	27.92%	109	70.78%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	1	0.65%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	1	0.65%
Total	44	28.57%	110	71.43%

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which may include creation and redemption fees and brokerage charges.
•	Ongoing operating expenses, including management fees and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on November 1, 2015, with the same investment held until April 30, 2016.

Account value on 11-1-2015	Ending value on 4-30-2016	Expenses paid during period ended 4-30-2016[1]	Annualized expense ratio
$1,000.00	$991.50	$2.48	0.50%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2016, by $1,000.00, then multiply it by the "expenses paid" from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2015, with the same investment held until April 30, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Account value on 11-1-2015	Ending value on 4-30-2016	Expenses paid during period ended 4-30-2016[1]	Annualized expense ratio
$1,000.00	$1,022.40	$2.51	0.50%

Remember, these examples do not include any transaction costs. The fund charges a transaction fee per creation unit to those creating or redeeming creation units, and those buying or selling shares in the secondary market will incur customary brokerage commissions and charges. Therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF       11

Fund's investments

As of 4-30-16
	Shares	Value
Common stocks 99.9%		$16,744,355
(Cost $16,147,093)
Health care 99.9%		16,744,355
Biotechnology 19.2%
AbbVie, Inc.	6,309	384,849
Alexion Pharmaceuticals, Inc. (I)	1,022	142,342
Alkermes PLC (I)	1,229	48,853
Alnylam Pharmaceuticals, Inc. (I)	494	33,118
Amgen, Inc.	3,728	590,142
Anacor Pharmaceuticals, Inc. (I)	266	16,689
Baxalta, Inc.	3,389	142,169
Biogen, Inc. (I)	996	273,890
BioMarin Pharmaceutical, Inc. (I)	1,104	93,487
Celgene Corp. (I)	3,107	321,295
Dyax Corp. (I)	702	1,888
Gilead Sciences, Inc.	5,772	509,148
Incyte Corp. (I)	1,737	125,533
Intercept Pharmaceuticals, Inc. (I)	98	14,773
Intrexon Corp. (I)	304	8,126
Ionis Pharmaceuticals, Inc. (I)	846	34,661
Juno Therapeutics, Inc. (I)	401	16,878
Medivation, Inc. (I)	1,067	61,673
Neurocrine Biosciences, Inc. (I)	578	26,345
OPKO Health, Inc. (I)	2,329	25,037
Regeneron Pharmaceuticals, Inc. (I)	477	179,691
Seattle Genetics, Inc. (I)	786	27,887
United Therapeutics Corp. (I)	539	56,703
Vertex Pharmaceuticals, Inc. (I)	910	76,749
Health care equipment and supplies 23.3%
Abbott Laboratories	6,579	255,923
ABIOMED, Inc. (I)	320	31,085
Align Technology, Inc. (I)	702	50,677
Baxter International, Inc.	9,716	429,642
Becton, Dickinson and Company	1,280	206,413
Boston Scientific Corp. (I)	7,125	156,180
C.R. Bard, Inc.	958	203,259
DENTSPLY SIRONA, Inc.	2,076	123,730
DexCom, Inc. (I)	530	34,121
Edwards Lifesciences Corp. (I)	2,157	229,095
Hill-Rom Holdings, Inc.	758	36,649
Hologic, Inc. (I)	4,411	148,165
IDEXX Laboratories, Inc. (I)	1,034	87,218

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF       12

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
Intuitive Surgical, Inc. (I)	374	$234,259
Medtronic PLC	5,610	444,032
ResMed, Inc.	1,783	99,491
St. Jude Medical, Inc.	3,891	296,494
STERIS PLC	689	48,692
Stryker Corp.	1,707	186,080
Teleflex, Inc.	520	81,006
The Cooper Companies, Inc.	521	79,755
Varian Medical Systems, Inc. (I)	1,566	127,128
West Pharmaceutical Services, Inc.	819	58,313
Zimmer Biomet Holdings, Inc.	2,195	254,115
Health care providers and services 26.6%
Acadia Healthcare Company, Inc. (I)	893	56,429
Aetna, Inc.	2,963	332,656
AmerisourceBergen Corp.	1,545	131,480
Amsurg Corp. (I)	1,184	95,880
Anthem, Inc.	1,988	279,851
Brookdale Senior Living, Inc. (I)	1,980	36,551
Cardinal Health, Inc.	2,528	198,347
Centene Corp. (I)	2,442	151,306
Cigna Corp.	2,192	303,680
DaVita HealthCare Partners, Inc. (I)	2,643	195,318
Envision Healthcare Holdings, Inc. (I)	2,183	49,401
Express Scripts Holding Company (I)	3,446	254,074
HCA Holdings, Inc. (I)	1,685	135,845
HealthSouth Corp.	1,284	53,235
Henry Schein, Inc. (I)	992	167,350
Humana, Inc.	1,031	182,559
Laboratory Corp. of America Holdings (I)	1,404	175,949
LifePoint Health, Inc. (I)	533	36,009
McKesson Corp.	1,080	181,246
MEDNAX, Inc. (I)	1,359	96,883
Molina Healthcare, Inc. (I)	644	33,333
Patterson Companies, Inc.	1,424	61,730
Quest Diagnostics, Inc.	3,098	232,877
Team Health Holdings, Inc. (I)	979	40,952
UnitedHealth Group, Inc.	4,825	635,356
Universal Health Services, Inc., Class B	1,656	221,374
VCA, Inc. (I)	1,160	73,045
WellCare Health Plans, Inc. (I)	561	50,484
Life sciences tools and services 4.6%
Bio-Rad Laboratories, Inc., Class A (I)	273	38,725

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF       13

			Shares	Value
Health care (continued)
Life sciences tools and services (continued)
	Bio-Techne Corp.		403	$37,552
	Bruker Corp. (I)		1,318	37,299
	Charles River Laboratories International, Inc. (I)		678	53,745
	Illumina, Inc. (I)		767	103,537
	PAREXEL International Corp. (I)		758	46,314
	Quintiles Transnational Holdings, Inc. (I)		732	50,559
	Thermo Fisher Scientific, Inc.		1,724	248,687
	VWR Corp. (I)		897	23,896
	Waters Corp. (I)		996	129,639
Pharmaceuticals 26.2%
	Akorn, Inc. (I)		741	18,858
	Allergan PLC (I)		1,577	341,515
	Bristol-Myers Squibb Company		3,944	284,678
	Catalent, Inc. (I)		1,382	40,810
	Eli Lilly & Company		3,662	276,591
	Endo International PLC (I)		1,917	51,759
	Horizon Pharma PLC (I)		1,011	15,539
	Jazz Pharmaceuticals PLC (I)		728	109,710
	Johnson & Johnson		8,955	1,003,676
	Mallinckrodt PLC (I)		1,339	83,714
	Merck & Company, Inc.		13,830	758,437
	Mylan NV (I)		2,370	98,853
	Perrigo Company PLC		910	87,970
	Pfizer, Inc.		29,335	959,548
	Zoetis, Inc.		5,658	266,096
	Yield (%)		Shares	Value
Short-term investments 0.2%
(Cost $32,482)
Money market funds 0.2%				32,482
State Street Institutional Liquid Reserves Fund, Premier Class	0.4600(Y	)	32,482	$32,482
Total investments (Cost $16,179,575)† 100.1%				$16,776,837
Other assets and liabilities, net (0.1%)				($23,250)
Total net assets 100.0%				$16,753,587

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 4-30-16.
†	At 4-30-16, the aggregate cost of investment securities for federal income tax purposes was $16,180,175. Net unrealized appreciation aggregated to $596,662, of which $1,346,259 related to appreciated investment securities and $749,597 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF       14

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-16

Assets
Investments, at value (Cost $16,179,575)	$16,776,837
Dividends and interest receivable	7,681
Other receivables and prepaid expenses	19,635
Total assets	16,804,153
Liabilities
Payable to affiliates
Accounting and legal services fees	350
Investment management fees	5,013
Other liabilities and accrued expenses	45,203
Total liabilities	50,566
Net assets	$16,753,587
Net assets consist of
Paid-in capital	$16,188,201
Undistributed net investment income	34,394
Accumulated net realized gain (loss) on investments	(66,270)
Net unrealized appreciation (depreciation) on investments	597,262
Net assets	$16,753,587

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Net assets	$16,753,587
Shares outstanding	650,000
Net asset value per share	$25.77

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF       15

STATEMENT OF OPERATIONS  For the period ended 4-30-16 1

Investment income
Dividends	$108,039
Interest	34
Total investment income	108,073
Expenses
Investment management fees	39,321
Accounting and legal services fees	1,894
Transfer agent fees	4,417
Trustees' fees	76
Printing and postage	7,060
Professional fees	33,667
Custodian fees	10,736
Registration and filing fees	6,499
Stock exchange listing fees	725
Other	2,815
Total expenses	107,210
Less expense reductions	(63,520)
Net expenses	43,690
Net investment income	64,383
Realized and unrealized gain (loss)
Net realized gain (loss) on investments	(66,270)
Change in net unrealized appreciation (depreciation) of investments	597,262
Net realized and unrealized gain	530,992
Increase in net assets from operations	$595,375

1	Period from 9-28-15 (commencement of operations) to 4-30-16.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF       16

STATEMENT OF CHANGES IN NET ASSETS

Period ended 4-30-16[1]
Increase (decrease) in net assets
From operations
Net investment income	$64,383
Net realized loss	(66,270)
Change in net unrealized appreciation (depreciation)	597,262
Increase in net assets resulting from operations	595,375
Distributions to shareholders
From net investment income	(30,400)
From fund share transactions
Shares issued	16,188,612
Total increase	16,753,587
Net assets
Beginning of period	—
End of period	$16,753,587
Undistributed net investment income	$34,394
Share activity
Shares issued	650,000
End of period	650,000

1	Period from 9-28-15 (commencement of operations) to 4-30-16.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF       17

Financial highlights

Period ended	4-30-16	[1]
Per share operating performance
Net asset value, beginning of period	$23.93
Net investment income[2]	0.11
Net realized and unrealized gain on investments	1.78
Total from investment operations	1.89
Less distributions
From net investment income	(0.05)
Net asset value, end of period	$25.77
Total return (%)[3]	7.89	[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$17
Ratios (as a percentage of average net assets):
Expenses before reductions	1.23	[5]
Expenses including reductions	0.50	[5]
Net investment income	0.74	[5]
Portfolio turnover (%)[6]	6

1	Period from 9-28-15 (commencement of operations) to 4-30-16.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the period.
4	Not annualized.
5	Annualized.
6	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF       18

Notes to financial statements

Note 1 — Organization

John Hancock Multifactor Healthcare ETF (the fund) is a series of the John Hancock Exchange-Traded Fund Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Healthcare Index. The John Hancock Dimensional Healthcare Index is a rules-based index of U.S. healthcare stocks that have been selected based on sources of expected returns. Securities eligible for inclusion in the index are classified according to their market capitalization, relative price, and profitability, and are weighted accordingly in favor of smaller, less expensive, more profitable companies.

The fund commenced operations on September 28, 2015.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission (SEC) and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF       19

securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2016, by major security category or type:

	Total value at 4-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Biotechnology	$3,211,926	$3,210,038	—	$1,888
Health care equipment and supplies	3,901,522	3,901,522	—	—
Health care providers and services	4,463,200	4,463,200	—	—
Life sciences tools and services	769,953	769,953	—	—
Pharmaceuticals	4,397,754	4,397,754	—	—
Short-term investments	32,482	32,482	—	—
Total investments in securities	$16,776,837	$16,774,949	—	$1,888

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A.as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statement of operations.

For the period ended April 30, 2016, the fund had no borrowings under the line of credit.

Overdrafts. Pursuant to the custodian agreement, the fund's custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF       20

Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of April 30, 2016, the fund has a short-term capital loss carryfoward of $65,670 available to offset future net realized capital gains. This carryforward does not expire.

As of April 30, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund will declare and pay dividends semiannually from net investment income, if any. Capital gain distributions, if any, are typically distributed annually. The tax character of distributions for the period ended April 30, 2016 was $30,400 of ordinary income.

As of April 30, 2016, the components of distributable earnings on a tax basis consisted of $34,394 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at April 30, 2016.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. The Advisor is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor, equivalent on an annual basis to the sum of: (a) 0.450% of the first $300 million of the fund's average daily net assets; and (b) 0.420% of the fund's average daily net assets in excess of $300 million. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the period ended April 30, 2016, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.50% of average annual net assets (on an annualized basis). Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d)

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF       21

litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees, and (h) short dividend expenses. The expense limitation expires on August 31, 2017, unless renewed by mutual agreement of the fund and the Advisor based on a determination that this is appropriate under the circumstances at that time.

For the period ended April 30, 2016, the expense reductions described above amounted to $63,520.

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period April 30, 2016 were equivalent to a net annual effective rate of 0.00% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the period ended April 30, 2016 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Capital share transactions

The fund will issue and redeem shares at NAV only in a large specified number of shares, each called a "creation unit, "or multiples thereof, that consist of 50,000 shares. Only authorized participants may engage in creation or redemption transactions directly with the fund. Such transactions generally take place when an authorized participant deposits into the fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the fund in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the fund and a specified amount of cash. For purposes of US GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of the fund. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. Individual shares of the fund may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the fund are listed and traded on the NYSE Arca, Inc., trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.

Affiliates of the fund owned 89% of shares outstanding on April 30, 2016.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than in-kind transactions and short-term securities, amounted to $876,669 and $858,794, respectively, for the period ended April 30, 2016. Securities received and delivered from in-kind transactions aggregated $16,195,488 and $0, respectively, for the period ended April 30, 2016.

Note 7 — Industry or sector risk

The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's net asset value more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF       22

AUDITOR'S REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Exchange-Traded Fund Trust and John Hancock Multifactor Healthcare ETF:

In our opinion, the accompanying statement of assets and liabilities, including the fund's investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Multifactor Healthcare ETF (the "Fund") at April 30, 2016, the results of its operations, the changes in its net assets and the financial highlights for the period September 28, 2015 (commencement of operations) through April 30, 2016, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at April 30, 2016 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 17, 2016

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF       23

TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended April 30, 2016.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Eligible shareholders will be mailed a 2016 Form 1099-DIV in early 2017. This will reflect the tax character of all distributions paid in calendar year 2016.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF       24

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

James M. Oates, Born: 1946	2015	230
Trustee and Chairperson of the Board
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2015	230
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2015	230
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2015	230
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Grace K. Fey, Born: 1946	2015	230
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF       25

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Theron S. Hoffman,[2] Born: 1947	2015	230
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2015	230
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Hassell H. McClellan, Born: 1945	2015	230
Trustee
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2015	230
Trustee and Vice Chairperson of the Board
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (since 2014); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, and Vice Chairperson of the Board, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF       26

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Gregory A. Russo, Born: 1949	2015	230
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

James R. Boyle, Born: 1959	2015	230
Non-Independent Trustee
Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (since 2014); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Craig Bromley, Born: 1966	2015	230
Non-Independent Trustee
President, John Hancock Financial Service (since 2012); Senior Executive Vice President and General Manager, U.S. Division, Manulife Financial Corporation (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife Japan) (2005-2012, including prior positions). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Warren A. Thomson, Born: 1955	2015	230
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF       27

Principal officers who are not Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) during past 5 years	Officer of the Trust since

Andrew G. Arnott, Born: 1971	2014
President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust (since 2015); President, John Hancock Exchange-Traded Fund Trust (since 2014).

John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Chief Legal Officer and Secretary, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2014
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Charles A. Rizzo, Born: 1957	2014
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Salvatore Schiavone, Born: 1965	2014
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 35 other John Hancock funds consisting of 25 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF       28

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Dimensional Fund Advisors LP

Principal distributor

Foreside Fund Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

State Street Bank and Trust Company

Legal counsel

Dechert LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Stock symbol

NYSE Arca: JHMH

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com/etf or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com/etf	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF       29

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

ESG All Cap Core

ESG Large Cap Core

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios

Retirement Living Portfolios

Retirement Living II Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC (Foreside), and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP. Mutual funds and certain closed-end funds are distributed by John Hancock Funds, LLC. Member FINRA/SIPC.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in the John Hancock Multifactor ETFs (Multifactor ETFs). Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP guarantees the accuracy and/or the completeness of the John Hancock Dimensional Indexes (the "Indexes") or any data included therein, and neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP shall have any liability for any errors, omissions, or interruptions therein. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any warranty, express or implied, as to results to be obtained by the Multifactor ETFs, owners of the shares of the Multifactor ETFs or any other person or entity from the use of the Indexes, trading based on the Indexes, or any data included therein, either in connection with the Multifactor ETFs or for any other use. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall either John Hancock Advisers, LLC or Dimensional Fund Advisors LP have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indexes, even if notified of the possibility of such damages.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investments 601 Congress Street ■ Boston, MA 02210 800-225-5291 ■ jhinvestments.com/etf
This report is for the information of the shareholders of John Hancock Multifactor Healthcare ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
JHAN-2016-05-09-0304	820A 4/16 6/16

John Hancock

Multifactor Consumer Discretionary ETF
JHMC

Annual report 4/30/16
ETF

A message to shareholders

Dear shareholder,

This is the first annual report for the John Hancock Multifactor ETFs, covering the period from their inception on September 28, 2015, to April 30, 2016.

The past seven months marked a challenging period for U.S. equity investors. Many market indexes tumbled in the winter months amid concerns about slowing global growth, particularly in China. The volatility extended to commodity markets, as oil prices hit multi-year lows in February before rebounding toward the end of the period. The investment landscape improved late in the period as stocks and other so-called risk assets regained positive momentum and most U.S. indexes finished the period with modest gains.

Volatile market environments are naturally unsettling. But despite the recent turbulence, we believe the economic picture in the United States offers reasons for optimism. Unemployment and inflation both remain low, while the housing market and consumer demand have both showed signs of resilience. Nonetheless, the volatility that characterized the markets at the start of the year could be with us for some time.

At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and to ensure that we have adequate liquidity tools in place. As always, your best resource in times like these is your financial advisor, who can help make sure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of April 30, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multifactor Consumer Discretionary ETF

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
9	Premium/discount analysis
10	Your expenses
12	Fund's investments
17	Financial statements
20	Financial highlights
21	Notes to financial statements
25	Auditor's report
26	Tax information
27	Trustees and Officers
31	More information

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Consumer Discretionary Index.

TOTAL RETURNS AS OF 4/30/16 (%)

Market performance is determined using the bid/ask midpoint at 4 P.M. Eastern time, when the NAV is typically calculated. Your returns may differ if you traded shares at other times during the day. The NAV is calculated by dividing the total value of all the securities in the fund's portfolio plus cash, interest, receivables, and other assets, minus any liabilities, by the number of fund shares outstanding.

The John Hancock Dimensional Consumer Discretionary Index comprises securities in the consumer discretionary sector within the U.S. universe whose market capitalizations are larger than that of the 1001st U.S. company at the time of reconstitution. The index is reconstituted and rebalanced on a semiannual basis. Stocks that compose the index include those that may be considered medium or smaller capitalization company stocks. The consumer discretionary sector is composed of companies in areas such as restaurants, media, consumer retail, leisure equipment and products, hotels, apparel, automobiles, and consumer durable goods. The U.S. universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.

Russell 1000 Consumer Discretionary Index comprises securities within the Consumer Discretionary sector in the Russell 1000 Index.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

This chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.75
Net (%)	0.50

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Shares will fluctuate in value and, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited. For the most recent month-end performance, visit jhinvestments.com/etf or call 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       2

PERFORMANCE HIGHLIGHTS OVER THE PERIOD

Stocks ended the period higher despite the market's volatility

For the period beginning with the fund's inception, on September 28, 2015, and ending on April 30, 2016, U.S. equities rose, rebounding from sharp declines in the opening weeks of 2016.

Consumer discretionary shares were up, but they trailed the market

With its exclusive focus on consumer discretionary equities, the fund generated a positive return for the period, but it lagged the broader market, which was buoyed by stronger performance from other sectors.

The fund's emphasis on smaller-cap and value-oriented shares detracted

The fund's emphasis on smaller-cap shares drove the underperformance relative to the Russell 1000 Consumer Discretionary Index; to a lesser extent, the fund's value overweight (by virtue of its commensurate growth underweight) also detracted from relative results.

INDUSTRY COMPOSITION AS OF 4/30/16 (%)

A note about risks

While the fund holds large-cap as well as mid- and small-cap companies, the prices of medium and smaller company stocks can change more frequently and dramatically than those of large companies. Value stocks may underperform other segments of the market. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Investments focused in one sector or industry may fluctuate more dramatically than investments in a wider variety of sectors or industries. Exchange-traded fund shares are bought and sold through exchange trading at market price (not NAV), and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and the fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual market conditions. Errors in the construction or calculation of the fund's index may occur from time to time. Brokerage commissions will reduce returns. Please see the fund's prospectus for additional risks.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       3

Discussion of fund performance

An interview with Portfolio Manager Lukas J. Smart, CFA, Dimensional Fund Advisors

Lukas J. Smart, CFA
Portfolio Manager
Dimensional Fund Advisors LP

Would you tell us about your investment philosophy and how it drives the composition of this relatively new exchange-traded fund (ETF)?

Research has shown that there are differences in expected returns among securities. At Dimensional Fund Advisors LP, we've identified four characteristics, or dimensions, of expected returns—the overall market, company size, relative price, and profitability—that academic research has shown to account for most of the variation in asset returns over time.

The market dimension reflects the excess return over the risk-free rate that market participants demand for investing in a broadly diversified portfolio of equity securities without any style or market capitalization bias. That premium is called the equity premium.

The company size dimension reflects the excess return that investors demand for investing in small-capitalization stocks relative to large-capitalization stocks. The premium associated with this dimension is the small-cap, or size, premium.

The relative price dimension reflects the excess return that investors expect from investing in low relative price, or value, stocks (as measured, for instance, by their price-to-book ratios) in comparison with high relative price, or growth, stocks. The premium associated with this dimension is the value premium.

Finally, the profitability dimension provides a way to discern the expected returns of companies with similar price-driven characteristics. If two companies trade at the same relative price, the one with higher profitability should have a higher expected return over time. The premium associated with this dimension is called the profitability premium.

Relative to a commercial cap-weighted measure of the market, we believe that incorporating these dimensions of expected returns into an investment strategy offers the potential for outperformance

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       4

"After rising early in the period, stocks declined during the opening weeks of 2016 before ultimately staging a recovery, beginning in mid-February."
over time, and an ETF is a vehicle well suited to our systematic and transparent investment approach.

The custom benchmark we developed, the John Hancock Dimensional Consumer Discretionary Index, is designed to capture these dimensions, and the fund, in turn, is designed to track the custom benchmark.

What was the market environment like during the period from the fund's inception, on September 28, 2015, to April 30, 2016?

The U.S. market, as measured by the Russell 1000 Index, was up 10.46%. After rising early in the period, stocks declined during the opening weeks of 2016 before ultimately staging a recovery, beginning in mid-February.

Smaller-cap stocks underperformed larger-cap stocks. Across the broad market, stocks with value characteristics outperformed their more growth-oriented counterparts, but this relationship was reversed within the consumer discretionary sector.

The consumer discretionary sector was up, but it trailed the broader market. Shares in telecommunications, materials, and utilities were among the strongest performers. The financials, information technology, and healthcare sectors delivered more modest results.

TOP 10 HOLDINGS AS OF 4/30/16 (%)

Amazon.com, Inc.	4.6
Comcast Corp., Class A	4.3
The Home Depot, Inc.	3.6
The Walt Disney Company	3.4
McDonald's Corp.	2.9
Lowe's Companies, Inc.	1.8
Starbucks Corp.	1.7
Omnicom Group, Inc.	1.6
Dollar General Corp.	1.6
Delphi Automotive PLC	1.6
TOTAL	27.1
As a percentage of net assets.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       5

"... our approach generally results in the fund maintaining higher allocations to securities of smaller-cap issuers and to securities trading at lower relative prices in relation to their book values."

How did the fund perform during the period?

The fund was up 5.87% on a net asset value (NAV) basis, lagging the Russell 1000 Consumer Discretionary Index, a commercial cap-weighted benchmark we use as a proxy for the consumer discretionary sector of the U.S. stock market.

Relative to most commercial measures of the consumer discretionary sector, our approach generally results in the fund maintaining higher allocations to securities of smaller-cap issuers and to securities trading at lower relative prices in relation to their book values. In the weightings of individual positions, we also place greater emphasis on companies that have demonstrated higher profitability.

The fund's emphasis on smaller-cap equities worked against it during the period, as larger-cap shares fared better. The fund's emphasis on lower relative price stocks also hurt performance, as growth outperformed value within the consumer discretionary sector.

The premiums associated with the dimensions we've identified can be unpredictable over short time horizons. For this reason, we believe the best way to invest is to structure broadly diversified portfolios with a consistent focus on the desired dimensions, seeking to capture the expected premiums associated with them.

While we would expect small to outperform large and value to outperform growth over an extended time horizon, any given trading day, month, or year can prove otherwise, and that's okay. Patience and persistence are key ingredients to success in our style of investing.

Were there changes to the composition of the fund?

In March, changes were made to the fund as a result of a regularly scheduled reconstitution, the semiannual process by which the list of stocks and their weights in the John Hancock Dimensional Consumer Discretionary Index are updated. Reconstitution ensures that both the fund and the custom index that it tracks maintain their intended exposure to the dimensions of expected returns as market prices change over time.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       6

How was the fund positioned at the close of the period?

Compared with the Russell 1000 Consumer Discretionary Index, the fund ended the period with higher weights in low relative price stocks and in equities with smaller market capitalizations while emphasizing companies with higher profitability.

The fund's largest absolute exposures were to the media and specialty retail industries, followed by hotels, restaurants, and leisure. The fund was broadly diversified across more than 150 issuers. Top holdings included Amazon.com, Inc., Comcast Corp., and The Home Depot, Inc. The fund's weighted average market capitalization was $55 billion, its price-to-book ratio was 3.9, and its price-to-earnings ratio was 19.3.

MANAGED BY

Lukas J. Smart, CFA On the fund since inception Investing since 2003
Joel P. Schneider On the fund since inception Investing since 2011

The views expressed in this report are exclusively those of Lukas J. Smart, CFA, Dimensional Fund Advisors, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. A price-to-book ratio is calculated by dividing the market price of a stock by its book value per share.  A price-to-earnings ratio is calculated by dividing the market price of a stock by its earnings per share.
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       7

A look at performance

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Consumer Discretionary ETF for periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and/or expense limitations are contracted through 8-31-17. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)*	0.75
Net (%)*	0.50

*Expenses have been estimated for the first year of operation.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

The John Hancock Dimensional Consumer Discretionary Index comprises securities in the consumer discretionary sector within the U.S. Universe whose market capitalizations are in the top 1000 U.S. companies at the time of reconstitution. The Index is reconstituted and rebalanced on a semiannual basis. Stocks that compose the Index include those that may be considered medium or smaller capitalization company stocks. The consumer discretionary sector is composed of companies in areas such as restaurants, media, consumer retail, leisure equipment and products, hotels, apparel, automobiles, and consumer durable goods. The U.S. Universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.

Russell 1000 Consumer Discretionary Index comprises securities within the Consumer Discretionary sector in the Russell 1000 Index.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

The chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       8

Premium/discount analysis

ETF shares are bought and sold through exchange trading at market price—not net asset value (NAV)—and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and as a result you may pay more than NAV when you buy shares and receive less than NAV when you sell shares. Additionally due to various factors, a fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual conditions.

A premium exists when the closing market price is trading above NAV, while a discount indicates that the closing market price is trading below NAV. The differences are expressed as basis points, with one basis point equaling 1/100 of 1%.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV. The closing market price is determined using the bid/ask midpoint as reported on the NYSE Arca, Inc., at 4 P.M. Eastern time, when the NAV is typically calculated.

Period Ended April 30, 2016

	Closing price below NAV		Closing price above or equal to NAV
Basis point differential	Number of days	% of Total days	Number of days	% of Total days
0 - < 25	53	34.41%	94	61.04%
25 - < 50	0	0.00%	2	1.30%
50 - < 75	1	0.65%	3	1.95%
75 - < 100	0	0.00%	0	0.00%
100 or Above	1	0.65%	0	0.00%
Total	55	35.71%	99	64.29%

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which may include creation and redemption fees and brokerage charges.
•	Ongoing operating expenses, including management fees and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on November 1, 2015, with the same investment held until April 30, 2016.

Account value on 11-1-2015	Ending value on 4-30-2016	Expenses paid during period ended 4-30-2016[1]	Annualized expense ratio
$1,000.00	$975.40	$2.46	0.50%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2016, by $1,000.00, then multiply it by the "expenses paid" from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2015, with the same investment held until April 30, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Account value on 11-1-2015	Ending value on 4-30-2016	Expenses paid during period ended 4-30-2016[1]	Annualized expense ratio
$1,000.00	$1,022.40	$2.51	0.50%

Remember, these examples do not include any transaction costs. The fund charges a transaction fee per creation unit to those creating or redeeming creation units, and those buying or selling shares in the secondary market will incur customary brokerage commissions and charges. Therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       11

Fund's investments

As of 4-30-16
	Shares	Value
Common stocks 100.0%		$15,332,811
(Cost $15,224,857)
Consumer discretionary 100.0%		15,332,811
Auto components 5.5%
Autoliv, Inc.	876	107,284
BorgWarner, Inc.	2,187	78,557
Delphi Automotive PLC	3,241	238,635
Gentex Corp.	2,556	40,998
Johnson Controls, Inc.	3,069	127,057
Lear Corp.	922	106,150
The Goodyear Tire & Rubber Company	3,487	101,018
Visteon Corp.	504	40,154
Automobiles 3.8%
Ford Motor Company	16,646	225,720
General Motors Company	5,176	164,597
Harley-Davidson, Inc.	2,362	112,974
Tesla Motors, Inc. (I)	269	64,764
Thor Industries, Inc.	322	20,614
Distributors 1.6%
Genuine Parts Company	1,512	145,107
LKQ Corp. (I)	2,352	75,382
Pool Corp.	305	26,660
Diversified consumer services 1.5%
Bright Horizons Family Solutions, Inc. (I)	321	21,064
Graham Holdings Company, Class B	62	29,545
H&R Block, Inc.	2,193	44,386
Service Corp. International	2,532	67,528
ServiceMaster Global Holdings, Inc. (I)	1,589	60,890
Hotels, restaurants and leisure 15.7%
Aramark	2,217	74,292
Brinker International, Inc.	631	29,228
Buffalo Wild Wings, Inc. (I)	179	23,925
Carnival Corp.	2,324	113,992
Chipotle Mexican Grill, Inc. (I)	264	111,136
Choice Hotels International, Inc.	155	7,852
Cracker Barrel Old Country Store, Inc.	247	36,163
Darden Restaurants, Inc.	1,179	73,393
Domino's Pizza, Inc.	397	47,989
Dunkin' Brands Group, Inc.	1,054	49,011
Extended Stay America, Inc.	736	11,518
Hilton Worldwide Holdings, Inc.	2,130	46,967
International Game Technology PLC	1,074	18,623

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       12

	Shares	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Las Vegas Sands Corp.	1,752	$79,103
Marriott International, Inc., Class A	1,414	99,107
McDonald's Corp.	3,546	448,534
MGM Resorts International (I)	4,218	89,843
Norwegian Cruise Line Holdings, Ltd. (I)	1,238	60,526
Panera Bread Company, Class A (I)	288	61,773
Royal Caribbean Cruises, Ltd.	1,600	123,840
Six Flags Entertainment Corp.	799	47,980
Starbucks Corp.	4,689	263,662
Starwood Hotels & Resorts Worldwide, Inc.	1,676	137,231
Texas Roadhouse, Inc.	376	15,311
Vail Resorts, Inc.	353	45,763
Wyndham Worldwide Corp.	1,370	97,202
Wynn Resorts, Ltd.	474	41,854
Yum! Brands, Inc.	2,011	159,995
Household durables 6.2%
D.R. Horton, Inc.	3,253	97,785
Harman International Industries, Inc.	588	45,135
Leggett & Platt, Inc.	1,369	67,478
Lennar Corp., Class A	1,650	74,762
Lennar Corp., Class B	84	3,021
Mohawk Industries, Inc. (I)	570	109,799
Newell Rubbermaid, Inc.	4,202	191,377
NVR, Inc. (I)	44	73,097
PulteGroup, Inc.	3,013	55,409
Tempur Sealy International, Inc. (I)	606	36,766
Toll Brothers, Inc. (I)	1,500	40,950
Whirlpool Corp.	849	147,845
Internet and catalog retail 8.6%
Amazon.com, Inc. (I)	1,073	707,740
Expedia, Inc.	1,006	116,465
HSN, Inc.	336	17,818
Liberty Interactive Corp., Series A (I)	4,311	112,948
Netflix, Inc. (I)	1,019	91,741
The Priceline Group, Inc. (I)	149	200,205
TripAdvisor, Inc. (I)	948	61,231
Wayfair, Inc., Class A (I)	118	4,455
Leisure products 2.0%
Brunswick Corp.	780	37,463
Hasbro, Inc.	1,238	104,784
Mattel, Inc.	2,977	92,555
Polaris Industries, Inc.	588	57,553

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       13

	Shares	Value
Consumer discretionary (continued)
Leisure products (continued)
Vista Outdoor, Inc. (I)	384	$18,424
Media 22.3%
AMC Networks, Inc., Class A (I)	480	31,310
Cablevision Systems Corp., Class A	2,029	67,748
CBS Corp., Class B	2,340	130,829
Charter Communications, Inc., Class A (I)	731	155,147
Cinemark Holdings, Inc.	1,176	40,748
Comcast Corp., Class A	10,846	659,003
Discovery Communications, Inc., Series A (I)	2,196	59,973
Discovery Communications, Inc., Series C (I)	1,587	42,500
DISH Network Corp., Class A (I)	1,535	75,660
Liberty Braves Group, Class A (I)	284	4,434
Liberty Global PLC, Series A (I)	1,838	69,348
Liberty Global PLC, Series C (I)	2,894	105,920
Liberty Media Group, Series A (I)	709	12,970
Liberty SiriusXM Group, Class A (I)	2,835	92,903
Lions Gate Entertainment Corp.	708	15,718
Live Nation Entertainment, Inc. (I)	1,140	24,487
News Corp., Class A	3,076	38,204
News Corp., Class B	876	11,353
Omnicom Group, Inc.	3,025	250,984
Regal Entertainment Group, Class A	393	8,194
Scripps Networks Interactive, Inc., Class A	1,039	64,782
Sinclair Broadcast Group, Inc., Class A	684	21,936
Sirius XM Holdings, Inc. (I)	18,268	72,159
TEGNA, Inc.	2,935	68,562
The Interpublic Group of Companies, Inc.	4,351	99,812
The Madison Square Garden Company, Class A (I)	214	33,594
The Walt Disney Company	5,018	518,159
Time Warner Cable, Inc.	882	187,081
Time Warner, Inc.	2,607	195,890
Twenty-First Century Fox, Inc., Class A	4,256	128,787
Twenty-First Century Fox, Inc., Class B	1,356	40,843
Viacom, Inc., Class A	60	2,636
Viacom, Inc., Class B	2,003	81,923
Multiline retail 6.9%
Dillard's, Inc., Class A	339	23,883
Dollar General Corp.	3,012	246,713
Dollar Tree, Inc. (I)	2,030	161,811
J.C. Penney Company, Inc. (I)	2,592	24,054
Kohl's Corp.	2,805	124,262
Macy's, Inc.	4,640	183,698

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       14

	Shares	Value
Consumer discretionary (continued)
Multiline retail (continued)
Nordstrom, Inc.	1,772	$90,602
Target Corp.	2,633	209,324
Specialty retail 19.4%
Advance Auto Parts, Inc.	823	128,470
American Eagle Outfitters, Inc.	1,681	24,055
AutoNation, Inc. (I)	922	46,699
AutoZone, Inc. (I)	131	100,245
Bed Bath & Beyond, Inc. (I)	2,169	102,420
Best Buy Company, Inc.	3,642	116,835
Burlington Stores, Inc. (I)	668	38,056
Cabela's, Inc. (I)	466	24,302
CarMax, Inc. (I)	1,788	94,675
Dick's Sporting Goods, Inc.	1,056	48,935
Foot Locker, Inc.	1,577	96,891
GameStop Corp., Class A	1,383	45,362
L Brands, Inc.	1,088	85,180
Lowe's Companies, Inc.	3,715	282,414
O'Reilly Automotive, Inc. (I)	605	158,921
Office Depot, Inc. (I)	3,984	23,426
Penske Automotive Group, Inc.	421	16,474
Ross Stores, Inc.	2,292	130,140
Sally Beauty Holdings, Inc. (I)	1,248	39,187
Signet Jewelers, Ltd.	599	65,027
Staples, Inc.	5,772	58,874
The Gap, Inc.	3,049	70,676
The Home Depot, Inc.	4,127	552,564
The Michaels Companies, Inc. (I)	538	15,295
The TJX Companies, Inc.	2,583	195,843
Tiffany & Company	954	68,068
Tractor Supply Company	1,343	127,129
Ulta Salon Cosmetics & Fragrance, Inc. (I)	610	127,051
Urban Outfitters, Inc. (I)	1,176	35,656
Williams-Sonoma, Inc.	978	57,487
Textiles, apparel and luxury goods 6.5%
Carter's, Inc.	576	61,442
Coach, Inc.	1,846	74,338
Columbia Sportswear Company	221	12,944
Hanesbrands, Inc.	3,972	115,307
lululemon athletica, Inc. (I)	880	57,684
Michael Kors Holdings, Ltd. (I)	1,951	100,789
NIKE, Inc., Class B	3,674	216,546
PVH Corp.	756	72,274

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       15

			Shares	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods (continued)
Ralph Lauren Corp.			695	$64,781
Skechers U.S.A., Inc., Class A (I)			870	28,754
Under Armour, Inc., Class A (I)			1,129	49,608
Under Armour, Inc., Class C (I)			1,129	46,063
VF Corp.			1,527	96,277
	Yield (%)		Shares	Value
Short-term investments 0.2%				$38,590
(Cost $38,590)
Money market funds 0.2%				38,590
State Street Institutional Liquid Reserves Fund, Premier Class	0.4600(Y	)	38,590	38,590
Total investments (Cost $15,263,447)† 100.2%				$15,371,401
Other assets and liabilities, net (0.2%)				($32,489)
Total net assets 100.0%				$15,338,912

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 4-30-16.
†	At 4-30-16, the aggregate cost of investment securities for federal income tax purposes was $15,264,848. Net unrealized appreciation aggregated to $106,553, of which $911,934 related to appreciated investment securities and $805,381 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       16

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-16

Assets
Investments, at value (Cost $15,263,447)	$15,371,401
Dividends and interest receivable	6,948
Other receivables and prepaid expenses	19,627
Total assets	15,397,976
Liabilities
Payable for investments purchased	8,970
Payable to affiliates
Accounting and legal services fees	314
Investment management fees	4,521
Other liabilities and accrued expenses	45,259
Total liabilities	59,064
Net assets	$15,338,912
Net assets consist of
Paid-in capital	$15,180,138
Undistributed net investment income	58,235
Accumulated net realized gain (loss) on investments	(7,415)
Net unrealized appreciation (depreciation) on investments	107,954
Net assets	$15,338,912

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Net assets	$15,338,912
Shares outstanding	600,000
Net asset value per share	$25.56

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       17

STATEMENT OF OPERATIONS  For the period ended 4-30-16 1

Investment income
Dividends	$142,534
Interest	32
Less foreign taxes withheld	(20)
Total investment income	142,546
Expenses
Investment management fees	37,277
Accounting and legal services fees	1,790
Transfer agent fees	4,417
Trustees' fees	73
Printing and postage	7,100
Professional fees	33,660
Custodian fees	10,681
Registration and filing fees	6,499
Stock exchange listing fees	725
Other	2,814
Total expenses	105,036
Less expense reductions	(63,618)
Net expenses	41,418
Net investment income	101,128
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	(7,579)
Redemptions in kind	31,400
23,821
Change in net unrealized appreciation (depreciation) of investments	107,954
107,954
Net realized and unrealized gain	131,775
Increase in net assets from operations	$232,903

1	Period from 9-28-15 (commencement of operations) to 4-30-16.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       18

STATEMENT OF CHANGES IN NET ASSETS

Period ended 4-30-16[1]
Increase (decrease) in net assets
From operations
Net investment income	$101,128
Net realized gain	23,821
Change in net unrealized appreciation (depreciation)	107,954
Increase in net assets resulting from operations	232,903
Distributions to shareholders
From net investment income	(43,303)
From fund share transactions
Shares issued	16,347,186
Shares repurchased	(1,197,874)
Total from fund share transactions	15,149,312
Total increase	15,338,912
Net assets
Beginning of period	—
End of period	$15,338,912
Undistributed net investment income	$58,235
Share activity
Shares issued	650,000
Shares repurchased	(50,000)
End of period	600,000

1	Period from 9-28-15 (commencement of operations) to 4-30-16.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       19

Financial highlights

Period ended	4-30-16[1]
Per share operating performance
Net asset value, beginning of period	$24.21
Net investment income[2]	0.18
Net realized and unrealized gain on investments	1.24
Total from investment operations	1.42
Less distributions to common shareholders
From net investment income	(0.07)
Net asset value, end of period	$25.56
Total return at net asset value (%)[3]	5.87	[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	1.27	[5]
Expenses including reductions	0.50	[5]
Net investment income	1.22	[5]
Portfolio turnover (%)[6]	5

1	Period from 9-28-15 (commencement of operations) to 4-30-16.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the period.
4	Not annualized.
5	Annualized.
6	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       20

Notes to financial statements

Note 1 — Organization

John Hancock Multifactor Consumer Discretionary ETF (the fund) is a series of the John Hancock John Hancock Exchange-Traded Fund Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Consumer Discretionary Index. The John Hancock Dimensional Consumer Discretionary Index is a rules-based index of U.S. consumer discretionary stocks that have been selected based on sources of expected returns. Securities eligible for inclusion in the index are classified according to their market capitalization, relative price, and profitability, and are weighted accordingly in favor of smaller, less expensive, more profitable companies.

The fund commenced operations on September 28, 2015.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission (SEC) and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       21

securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of April 30, 2016, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A.as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statement of operations.

For the period ended April 30, 2016, the fund had no borrowings under the line of credit.

Overdrafts. Pursuant to the custodian agreement, the fund's custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of April 30, 2016, the fund has a short-term capital loss carryfoward of $6,014 available to offset future net realized capital gains. This carryforward does not expire.

As of April 30, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund will declare and pay dividends semiannually from net investment income, if any. Capital gain distributions, if any, are typically distributed annually. The tax character of distributions for the period ended April 30, 2016 was $43,303 of ordinary income.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       22

As of April 30, 2016, the components of distributable earnings on a tax basis consisted of $58,235 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to redemptions-in-kind.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. The Advisor is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.450% of the first $300 million of the fund's average daily net assets; and (b) 0.420% of the fund's average daily net assets in excess of $300 million. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the period ended April 30, 2016, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.50% of average annual net assets (on an annualized basis). Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees, and (h) short dividend expenses. The expense limitation expires on August 31, 2017, unless renewed by mutual agreement of the fund and the Advisor based on a determination that this is appropriate under the circumstances at that time.

For the period ended April 30, 2016, the expense reductions described above amounted to $63,618.

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period April 30, 2016 were equivalent to a net annual effective rate of 0.00% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       23

accounting and legal services fees incurred for the period ended April 30, 2016 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Capital share transactions

The fund will issue and redeem shares at NAV only in a large specified number of shares, each called a "creation unit," or multiples thereof, that consist of 50,000 shares. Only authorized participants may engage in creation or redemption transactions directly with the fund. Such transactions generally take place when an authorized participant deposits into the fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the fund in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the fund and a specified amount of cash. For purposes of US GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of the fund. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. Individual shares of the fund may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the fund are listed and traded on the NYSE Arca, Inc., trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.

Affiliates of the fund owned 96% of shares outstanding on April 30, 2016.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than in-kind transactions and short-term securities, amounted to $743,788 and $670,919, respectively, for the period ended April 30, 2016. Securities received and delivered from in-kind transactions aggregated $16,342,178 and $1,197,447 respectively, for the period ended April 30, 2016.

Note 7 — Industry or sector risk

The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's net asset value more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       24

AUDITOR'S REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Exchange-Traded Fund Trust and John Hancock Multifactor Consumer Discretionary ETF:

In our opinion, the accompanying statement of assets and liabilities, including the fund's investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Multifactor Consumer Discretionary ETF (the "Fund") at April 30, 2016, the results of its operations, the changes in its net assets and the financial highlights for the period September 28, 2015 (commencement of operations) through April 30, 2016, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at April 30, 2016 by correspondence with the custodian, and broker, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 17, 2016

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       25

TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended April 30, 2016.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Eligible shareholders will be mailed a 2016 Form 1099-DIV in early 2017. This will reflect the tax character of all distributions paid in calendar year 2016.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       26

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

James M. Oates, Born: 1946	2015	230
Trustee and Chairperson of the Board
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2015	230
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2015	230
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2015	230
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Grace K. Fey, Born: 1946	2015	230
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       27

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Theron S. Hoffman,[2] Born: 1947	2015	230
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2015	230
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Hassell H. McClellan, Born: 1945	2015	230
Trustee
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2015	230
Trustee and Vice Chairperson of the Board
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (since 2014); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, and Vice Chairperson of the Board, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       28

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Gregory A. Russo, Born: 1949	2015	230
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

James R. Boyle, Born: 1959	2015	230
Non-Independent Trustee
Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (since 2014); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Craig Bromley, Born: 1966	2015	230
Non-Independent Trustee
President, John Hancock Financial Service (since 2012); Senior Executive Vice President and General Manager, U.S. Division, Manulife Financial Corporation (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife Japan) (2005-2012, including prior positions). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Warren A. Thomson, Born: 1955	2015	230
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       29

Principal officers who are not Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) during past 5 years	Officer of the Trust since

Andrew G. Arnott, Born: 1971	2014
President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust (since 2015); President, John Hancock Exchange-Traded Fund Trust (since 2014).

John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Chief Legal Officer and Secretary, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2014
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Charles A. Rizzo, Born: 1957	2014
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Salvatore Schiavone, Born: 1965	2014
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 35 other John Hancock funds consisting of 25 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       30

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Dimensional Fund Advisors LP

Principal distributor

Foreside Fund Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

State Street Bank and Trust Company

Legal counsel

Dechert LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Stock symbol

NYSE Arca: JHMC

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com/etf or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com/etf	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       31

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

ESG All Cap Core

ESG Large Cap Core

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios

Retirement Living Portfolios

Retirement Living II Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC (Foreside), and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP. Mutual funds and certain closed-end funds are distributed by John Hancock Funds, LLC. Member FINRA/SIPC.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in the John Hancock Multifactor ETFs (Multifactor ETFs). Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP guarantees the accuracy and/or the completeness of the John Hancock Dimensional Indexes (the "Indexes") or any data included therein, and neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP shall have any liability for any errors, omissions, or interruptions therein. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any warranty, express or implied, as to results to be obtained by the Multifactor ETFs, owners of the shares of the Multifactor ETFs or any other person or entity from the use of the Indexes, trading based on the Indexes, or any data included therein, either in connection with the Multifactor ETFs or for any other use. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall either John Hancock Advisers, LLC or Dimensional Fund Advisors LP have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indexes, even if notified of the possibility of such damages.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investments 601 Congress Street ■ Boston, MA 02210 800-225-5291 ■ jhinvestments.com/etf
This report is for the information of the shareholders of John Hancock Multifactor Consumer Discretionary ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
JHAN-2016-05-09-0301	830A 4/16 6/16

John Hancock

Multifactor Mid Cap ETF
JHMM

Annual report 4/30/16
ETF

A message to shareholders

Dear shareholder,

This is the first annual report for the John Hancock Multifactor ETFs, covering the period from their inception on September 28, 2015, to April 30, 2016.

The past seven months marked a challenging period for U.S. equity investors. Many market indexes tumbled in the winter months amid concerns about slowing global growth, particularly in China. The volatility extended to commodity markets, as oil prices hit multi-year lows in February before rebounding toward the end of the period. The investment landscape improved late in the period as stocks and other so-called risk assets regained positive momentum and most U.S. indexes finished the period with modest gains.

Volatile market environments are naturally unsettling. But despite the recent turbulence, we believe the economic picture in the United States offers reasons for optimism. Unemployment and inflation both remain low, while the housing market and consumer demand have both showed signs of resilience. Nonetheless, the volatility that characterized the markets at the start of the year could be with us for some time.

At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and to ensure that we have adequate liquidity tools in place. As always, your best resource in times like these is your financial advisor, who can help make sure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of April 30, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multifactor Mid Cap ETF

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
9	Premium/discount analysis
10	Your expenses
12	Fund's investments
30	Financial statements
33	Financial highlights
34	Notes to financial statements
38	Auditor's report
39	Tax information
40	Trustees and Officers
44	More information

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Mid Cap Index.

TOTAL RETURNS AS OF 4/30/16 (%)

Market performance is determined using the bid/ask midpoint at 4 P.M. Eastern time, when the NAV is typically calculated. Your returns may differ if you traded shares at other times during the day. The NAV is calculated by dividing the total value of all the securities in the fund's portfolio plus cash, interest, receivables, and other assets, minus any liabilities, by the number of fund shares outstanding.

The John Hancock Dimensional Mid Cap Index is designed to comprise a subset of securities in the U.S. universe issued by companies whose market capitalizations are between the 200th and 951st largest U.S. company at the time of reconstitution. The index is reconstituted and rebalanced on a semiannual basis. The U.S. universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.

The Russell Midcap Index comprises approximately 800 of the smallest securities of the mid-cap segment of U.S. companies.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

The chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.66
Net (%)	0.45

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Shares will fluctuate in value and, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited. For the most recent month-end performance, visit jhinvestments.com/etf or call 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       2

PERFORMANCE HIGHLIGHTS OVER THE PERIOD

Stocks ended the period higher despite the market's volatility

For the period beginning with the fund's inception, on September 28, 2015, and ended on April 30, 2016, most U.S. equities rose, rebounding from sharp declines during the opening weeks of 2016.

The fund was up, but it trailed the Russell Midcap Index

The fund generated a positive return for the period, but it lagged the Russell Midcap Index, a commercial cap-weighted benchmark we use as a proxy for the middle portion of the U.S. stock market.

Underweight exposure to real estate securities detracted from results

A less-than-benchmark allocation to real estate investment trusts, which were strong performers, weighed down relative returns during the period.

SECTOR COMPOSITION AS OF 4/30/16 (%)

A note about risks

The stock prices of midsize companies can change more frequently and dramatically than those of large companies. Value stocks may underperform other segments of the market. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Investments focused in one sector or industry may fluctuate more dramatically than investments in a wider variety of sectors or industries. Exchange-traded fund shares are bought and sold through exchange trading at market price (not NAV), and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and the fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual market conditions. Errors in the construction or calculation of the fund's index may occur from time to time. Brokerage commissions will reduce returns. Please see the fund's prospectus for additional risks.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       3

Discussion of fund performance

An interview with Portfolio Manager Lukas J. Smart, CFA, Dimensional Fund Advisors

Lukas J. Smart, CFA
Portfolio Manager
Dimensional Fund Advisors LP

Would you tell us about your investment philosophy and how it drives the composition of this relatively new exchange-traded fund (ETF)?

Research has shown that there are differences in expected returns among securities. At Dimensional Fund Advisors LP, we've identified four characteristics, or dimensions, of expected returns—the overall market, company size, relative price, and profitability—that academic research has shown to account for most of the variation in asset returns over time.

The market dimension reflects the excess return over the risk-free rate that market participants demand for investing in a broadly diversified portfolio of equity securities without any style or market capitalization bias. That premium is called the equity premium.

The company size dimension reflects the excess return that investors demand for investing in small-capitalization stocks relative to large-capitalization stocks. The premium associated with this dimension is the small-cap, or size, premium.

The relative price dimension reflects the excess return that investors expect from investing in low relative price, or value, stocks (as measured, for instance, by their price-to-book ratios) in comparison with high relative price, or growth, stocks. The premium associated with this dimension is the value premium.

Finally, the profitability dimension provides a way to discern the expected returns of companies with similar price-driven characteristics. If two companies trade at the same relative price, the one with higher profitability should have a higher expected return over time. The premium associated with this dimension is called the profitability premium.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       4

"... our approach generally results in the fund maintaining intentionally higher allocations to securities of smaller-cap issuers and to securities trading at lower relative prices in relation to their book values."

Relative to a commercial cap-weighted measure of the market, we believe that incorporating these dimensions of expected returns into an investment strategy offers the potential for outperformance over time, and an ETF is a vehicle well suited to our systematic and transparent investment approach.

The custom benchmark we developed, the John Hancock Dimensional Mid Cap Index, is designed to capture these dimensions over time, and the fund is, in turn, designed to track the custom benchmark.

What was the market environment like during the period from the fund's inception, on September 28, 2015, to April 30, 2016?

The middle portion of the U.S. equity market, as measured by the Russell Midcap Index, was up 8.91%. After rising early in the period, stocks declined during the opening weeks of 2016 before ultimately staging a recovery, beginning in mid-February.

Smaller-cap stocks underperformed larger-cap stocks, which had a negative effect on relative performance; meanwhile, stocks with value characteristics outperformed their more growth-oriented counterparts, which was beneficial to the fund's relative performance during the period.

TOP 10 HOLDINGS AS OF 4/30/16 (%)

Fiserv, Inc.	0.5
Xcel Energy, Inc.	0.4
Edwards Lifesciences Corp.	0.4
Parker-Hannifin Corp.	0.4
Universal Health Services, Inc., Class B	0.4
Newell Rubbermaid, Inc.	0.4
DaVita HealthCare Partners, Inc.	0.4
C.R. Bard, Inc.	0.4
Amphenol Corp., Class A	0.4
Stanley Black & Decker, Inc.	0.3
TOTAL	4.0
As a percentage of total investments.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       5

"... the fund ended the period with higher weights in low relative-price stocks and in equities with smaller market capitalizations while emphasizing companies with higher profitability."

Broadly speaking, shares in materials, utilities, and consumer staples were among the strongest performers; sectors representing consumer discretionary, healthcare, and financials also delivered positive absolute returns, but their results were lower.

How did the fund perform during the period?

The fund trailed the Russell Midcap Index, a commercial cap-weighted benchmark we use as a proxy for the middle portion of the U.S. stock market.

Compared with the broader market, our approach generally results in the fund maintaining intentionally higher allocations to securities with smaller market capitalizations within the mid-cap portion of the market. The approach also maintains higher allocations to equities demonstrating a favorable combination of lower relative prices (in relation to book value) and higher profitability.

The fund's higher allocation to smaller-cap securities worked against it during the period. The fund's underweight exposure to real estate investment trusts also worked against it.

When compared with the Russell Midcap Index, the effect of the fund's overall emphasis on equities with a combination of lower relative prices and higher profitability was negligible during this particular time period.

The premiums associated with the dimensions we've identified can be unpredictable over short time horizons. For this reason, we believe the best way to invest is to structure broadly diversified portfolios with a consistent focus on the desired dimensions, seeking to capture the expected premiums associated with them.

While we would expect small to outperform large and value to outperform growth over an extended time horizon, any given trading day, month, or year can prove otherwise, and that's okay. We believe patience and persistence are key ingredients to success in our style of investing.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       6

Were there changes to the composition of the fund?

In March, changes were made to the fund as a result of a regularly scheduled reconstitution, the semiannual process by which the list of stocks and their weights in the John Hancock Dimensional Mid Cap Index are updated. Reconstitution ensures that both the fund and the custom index that it tracks maintain their intended exposure to the dimensions of expected returns.

How was the fund positioned at the close of the period?

Compared with the Russell Midcap Index, the fund ended the period with higher weights in low relative-price stocks and in equities with smaller market capitalizations while emphasizing companies with higher profitability. The fund's largest absolute exposures were to the financials, information technology, and industrials sectors.

The fund was broadly diversified across more than 650 names. Top holdings included Fiserv, Inc., Xcel Energy, Inc., and Newell Rubbermaid, Inc. The fund's weighted average market capitalization was $9 billion, its price-to-book ratio was 2.5, and its price-to-earnings ratio was 20.7.

MANAGED BY

Lukas J. Smart, CFA On the fund since inception Investing since 2003
Joel P. Schneider On the fund since inception Investing since 2011

The views expressed in this report are exclusively those of Lukas J. Smart, CFA, Dimensional Fund Advisors, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. A price-to-book ratio is calculated by dividing the market price of a stock by its book value per share.  A price-to-earnings ratio is calculated by dividing the market price of a stock by its earnings per share.
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       7

A look at performance

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Mid Cap ETF for periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and/or expense limitations are contracted through 8-31-17. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)*	0.66
Net (%)*	0.45

*Expenses have been estimated for the first year of operation.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements of the fund.

The John Hancock Dimensional Mid Cap Index is designed to comprise a subset of securities in the U.S. Universe issued by companies whose market capitalizations are between the 200th and 951st largest U.S. company at the time of reconstitution. The Index is reconstituted and rebalanced on a semiannual basis. The U.S. Universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.

The Russell Midcap Index comprises approximately 800 of the smallest securities of the mid-cap segment of U.S. companies.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

The chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       8

Premium/discount analysis

ETF shares are bought and sold through exchange trading at market price—not net asset value (NAV)—and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and as a result you may pay more than NAV when you buy shares and receive less than NAV when you sell shares. Additionally due to various factors, a fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual conditions.

A premium exists when the closing market price is trading above NAV, while a discount indicates that the closing market price is trading below NAV. The differences are expressed as basis points, with one basis point equaling 1/100 of 1%.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV. The closing market price is determined using the bid/ask midpoint as reported on the NYSE Arca, Inc., at 4 P.M. Eastern time, when the NAV is typically calculated.

Period Ended April 30, 2016

	Closing price below NAV		Closing price above or equal to NAV
Basis point differential	Number of days	% of Total days	Number of days	% of Total days
0 - < 25	36	23.52%	106	69.28%
25 - < 50	2	1.31%	5	3.27%
50 - < 75	0	0.00%	2	1.31%
75 - < 100	0	0.00%	0	0.00%
100 or Above	1	0.00%	2	1.31%
Total	39	24.83%	115	75.17%

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which may include creation and redemption fees and brokerage charges.
•	Ongoing operating expenses, including management fees and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on November 1, 2015, with the same investment held until April 30, 2016.

Account value on 11-1-2015	Ending value on 4-30-2016	Expenses paid during period ended 4-30-2016[1]	Annualized expense ratio
$1,000.00	$999.50	$2.24	0.45%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2016, by $1,000.00, then multiply it by the "expenses paid" from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2015, with the same investment held until April 30, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Account value on 11-1-2015	Ending value on 4-30-2016	Expenses paid during period ended 4-30-2016[1]	Annualized expense ratio
$1,000.00	$1,022.60	$2.26	0.45%

Remember, these examples do not include any transaction costs. The fund charges a transaction fee per creation unit to those creating or redeeming creation units, and those buying or selling shares in the secondary market will incur customary brokerage commissions and charges. Therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       11

Fund's investments

As of 4-30-16
	Shares	Value
Common stocks 100.2%		$19,606,528
(Cost $19,039,658)
Consumer discretionary 15.5%		3,036,181
Auto components 1.3%
Autoliv, Inc.	400	48,988
BorgWarner, Inc.	839	30,137
Delphi Automotive PLC	554	40,791
Gentex Corp.	1,574	25,247
Lear Corp.	515	59,292
The Goodyear Tire & Rubber Company	1,893	54,840
Automobiles 0.2%
Harley-Davidson, Inc.	907	43,382
Distributors 0.5%
Genuine Parts Company	642	61,613
LKQ Corp. (I)	991	31,762
Pool Corp.	134	11,713
Diversified consumer services 0.5%
Bright Horizons Family Solutions, Inc. (I)	160	10,499
H&R Block, Inc.	889	17,993
Service Corp. International	1,392	37,125
ServiceMaster Global Holdings, Inc. (I)	767	29,391
Hotels, restaurants and leisure 2.2%
ARAMARK	919	30,796
Buffalo Wild Wings, Inc. (I)	6	802
Chipotle Mexican Grill, Inc. (I)	87	36,624
Cracker Barrel Old Country Store, Inc.	75	10,981
Darden Restaurants, Inc.	421	26,207
Domino's Pizza, Inc.	210	25,385
Dunkin' Brands Group, Inc.	507	23,576
Extended Stay America, Inc.	271	4,241
Hyatt Hotels Corp., Class A (I)	111	5,315
Marriott International, Inc., Class A	193	13,527
MGM Resorts International (I)	1,585	33,761
Norwegian Cruise Line Holdings, Ltd. (I)	434	21,218
Panera Bread Company, Class A (I)	155	33,246
Royal Caribbean Cruises, Ltd.	522	40,403
Six Flags Entertainment Corp.	346	20,777
Starwood Hotels & Resorts Worldwide, Inc.	555	45,443
Vail Resorts, Inc.	165	21,391
Wyndham Worldwide Corp.	584	41,435
Wynn Resorts, Ltd.	38	3,355

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       12

	Shares	Value
Consumer discretionary (continued)
Household durables 2.4%
CalAtlantic Group, Inc.	65	$2,104
D.R. Horton, Inc.	1,400	42,084
Garmin, Ltd.	435	18,544
Harman International Industries, Inc.	327	25,101
Leggett & Platt, Inc.	846	41,699
Lennar Corp., Class A	744	33,711
Lennar Corp., Class B	45	1,618
Mohawk Industries, Inc. (I)	240	46,231
Newell Rubbermaid, Inc.	1,656	75,398
NVR, Inc. (I)	26	43,194
PulteGroup, Inc.	1,636	30,086
Tempur Sealy International, Inc. (I)	240	14,561
Toll Brothers, Inc. (I)	849	23,178
Whirlpool Corp.	389	67,740
Internet and catalog retail 0.7%
Expedia, Inc.	309	35,773
Liberty Interactive Corp., Series A (I)	2,017	52,845
Liberty Ventures, Series A (I)	527	21,080
TripAdvisor, Inc. (I)	309	19,958
Wayfair, Inc., Class A (I)	52	1,963
Leisure products 0.7%
Brunswick Corp.	445	21,373
Hasbro, Inc.	465	39,358
Mattel, Inc.	1,320	41,039
Polaris Industries, Inc.	283	27,700
Media 1.8%
AMC Networks, Inc., Class A (I)	243	15,851
Cablevision Systems Corp., Class A	804	26,846
Charter Communications, Inc., Class A (I)	200	42,448
Cinemark Holdings, Inc.	671	23,250
Liberty Braves Group, Class A (I)	39	610
Liberty Braves Group, Class C (I)	45	664
Liberty Broadband Corp., Series A (I)	85	4,872
Liberty Broadband Corp., Series C (I)	227	12,996
Liberty Media Group, Series A (I)	98	1,784
Liberty Media Group, Series C (I)	111	2,003
Liberty Siriusxm Group, Class A (I)	390	12,780
Liberty Siriusxm Group, Class C (I)	445	14,249
Lions Gate Entertainment Corp.	330	7,326
Live Nation Entertainment, Inc. (I)	630	13,532
News Corp., Class A	1,833	22,766
News Corp., Class B	569	7,374
Regal Entertainment Group, Class A	209	4,358

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       13

	Shares	Value
Consumer discretionary (continued)
Media (continued)
Scripps Networks Interactive, Inc., Class A	345	$21,511
TEGNA, Inc.	2,311	53,985
The Interpublic Group of Companies, Inc.	2,094	48,036
The Madison Square Garden Company, Class A (I)	118	18,524
Multiline retail 0.8%
Dillard's, Inc., Class A	194	13,667
Dollar Tree, Inc. (I)	797	63,529
J.C. Penney Company, Inc. (I)	1,365	12,667
Kohl's Corp.	848	37,566
Nordstrom, Inc.	603	30,831
Specialty retail 2.9%
Advance Auto Parts, Inc.	324	50,576
AutoNation, Inc. (I)	483	24,464
Bed Bath & Beyond, Inc. (I)	592	27,954
Best Buy Company, Inc.	1,114	35,737
Burlington Stores, Inc. (I)	345	19,655
Cabela's, Inc. (I)	165	8,605
CarMax, Inc. (I)	813	43,048
Dick's Sporting Goods, Inc.	642	29,750
Foot Locker, Inc.	616	37,847
GameStop Corp., Class A	828	27,158
Penske Automotive Group, Inc.	268	10,487
Sally Beauty Holdings, Inc. (I)	666	20,912
Signet Jewelers, Ltd.	195	21,169
Staples, Inc.	2,229	22,736
The Gap, Inc.	376	8,716
The Michaels Companies, Inc. (I)	285	8,103
Tiffany & Company	360	25,686
Tractor Supply Company	478	45,247
Ulta Salon Cosmetics & Fragrance, Inc. (I)	231	48,113
Urban Outfitters, Inc. (I)	616	18,677
Williams-Sonoma, Inc.	510	29,978
Textiles, apparel and luxury goods 1.5%
Carter's, Inc.	295	31,468
Coach, Inc.	699	28,149
Columbia Sportswear Company	108	6,326
Hanesbrands, Inc.	1,627	47,232
Lululemon Athletica, Inc. (I)	360	23,598
Michael Kors Holdings, Ltd. (I)	573	29,601
PVH Corp.	384	36,710
Ralph Lauren Corp.	281	26,192
Skechers U.S.A., Inc., Class A (I)	487	16,095
Under Armour, Inc., Class A (I)	526	23,112

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       14

	Shares	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods (continued)
Under Armour, Inc., Class C (I)	526	$21,461
Consumer staples 5.0%		979,957
Beverages 1.1%
Brown-Forman Corp., Class A	24	2,489
Brown-Forman Corp., Class B	409	39,395
Coca-Cola Enterprises, Inc.	993	52,113
Dr. Pepper Snapple Group, Inc.	737	67,001
Molson Coors Brewing Company, Class B	520	49,728
Food and staples retailing 0.4%
Casey's General Stores, Inc.	220	24,640
Rite Aid Corp. (I)	3,520	28,336
Sprouts Farmers Market, Inc. (I)	376	10,554
Whole Foods Market, Inc.	828	24,078
Food products 2.6%
Blue Buffalo Pet Products, Inc. (I)	135	3,343
Bunge, Ltd.	534	33,375
Campbell Soup Company	573	35,360
ConAgra Foods, Inc.	1,358	60,512
Flowers Foods, Inc.	1,199	22,973
Ingredion, Inc.	564	64,911
McCormick & Company, Inc.	427	40,044
Mead Johnson Nutrition Company	98	8,541
Pilgrim's Pride Corp. (I)	376	10,118
Pinnacle Foods, Inc.	609	25,937
Post Holdings, Inc. (I)	265	19,038
Seaboard Corp. (I)	2	6,006
The Hain Celestial Group, Inc. (I)	405	16,953
The Hershey Company	570	53,073
The J.M. Smucker Company	398	50,538
The WhiteWave Foods Company (I)	780	31,364
TreeHouse Foods, Inc. (I)	191	16,884
Household products 0.6%
Church & Dwight Company, Inc.	552	51,170
Spectrum Brands Holdings, Inc.	133	15,109
The Clorox Company	442	55,352
Personal products 0.3%
Coty, Inc., Class A	130	3,952
Edgewell Personal Care Company	420	34,469
Herbalife, Ltd. (I)	390	22,601
Energy 2.9%		575,005
Energy equipment and services 0.6%
Core Laboratories NV	210	28,069

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       15

	Shares	Value
Energy (continued)
Energy equipment and services (continued)
FMC Technologies, Inc. (I)	999	$30,460
Helmerich & Payne, Inc.	714	47,210
Transocean, Ltd.	412	4,565
Weatherford International PLC (I)	1,231	10,008
Oil, gas and consumable fuels 2.3%
Antero Resources Corp. (I)	45	1,274
Cabot Oil & Gas Corp.	1,277	29,882
Cheniere Energy Partners LP Holdings LLC	107	2,084
Cheniere Energy, Inc. (I)	330	12,830
Cimarex Energy Company	296	32,228
Columbia Pipeline Group, Inc.	1,558	39,916
Concho Resources, Inc. (I)	400	46,468
Diamondback Energy, Inc.	220	19,048
EQT Corp.	556	38,976
HollyFrontier Corp.	1,232	43,859
Murphy Oil Corp.	930	33,238
Newfield Exploration Company (I)	869	31,501
ONEOK, Inc.	954	34,487
Parsley Energy, Inc., Class A (I)	297	6,956
PBF Energy, Inc., Class A	131	4,216
Range Resources Corp.	420	18,526
Targa Resources Corp.	138	5,583
Tesoro Corp.	538	42,873
World Fuel Services Corp.	230	10,748
Financials 20.6%		4,020,700
Banks 4.0%
Bank of the Ozarks, Inc.	313	12,927
BankUnited, Inc.	406	14,007
BOK Financial Corp.	150	9,027
CIT Group, Inc.	1,069	36,955
Citizens Financial Group, Inc.	1,542	35,235
Comerica, Inc.	1,040	46,176
Commerce Bancshares, Inc.	606	28,373
Cullen/Frost Bankers, Inc.	315	20,157
East West Bancorp, Inc.	897	33,629
Fifth Third Bancorp	3,028	55,443
First Horizon National Corp.	149	2,098
First Niagara Financial Group, Inc.	1,381	14,583
First Republic Bank	705	49,576
Huntington Bancshares, Inc.	4,865	48,942
Investors Bancorp, Inc.	1,549	17,891
KeyCorp	3,803	46,739
M&T Bank Corp.	372	44,015

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       16

	Shares	Value
Financials (continued)
Banks (continued)
PacWest Bancorp	557	$22,269
People's United Financial, Inc.	1,888	29,264
PrivateBancorp, Inc.	82	3,412
Prosperity Bancshares, Inc.	210	11,082
Regions Financial Corp.	5,165	48,448
Signature Bank (I)	255	35,147
SVB Financial Group (I)	304	31,701
Synovus Financial Corp.	604	18,821
Umpqua Holdings Corp.	1,013	16,036
Webster Financial Corp.	328	12,018
Western Alliance Bancorp (I)	331	12,108
Zions Bancorporation	1,202	33,079
Capital markets 1.9%
Affiliated Managers Group, Inc. (I)	225	38,322
Ameriprise Financial, Inc.	521	49,964
E*TRADE Financial Corp. (I)	1,367	34,421
Eaton Vance Corp.	901	31,112
Invesco, Ltd.	1,388	43,042
Legg Mason, Inc.	615	19,748
Northern Trust Corp.	486	34,545
Raymond James Financial, Inc.	787	41,058
SEI Investments Company	756	36,348
TD Ameritrade Holding Corp.	1,068	31,858
Virtu Financial, Inc., Class A	73	1,522
Consumer finance 0.5%
Ally Financial, Inc. (I)	2,237	39,841
Credit Acceptance Corp. (I)	37	7,262
LendingClub Corp. (I)	436	3,444
Navient Corp.	2,057	28,119
OneMain Holdings, Inc. (I)	195	6,205
Santander Consumer USA Holdings, Inc. (I)	571	7,520
Diversified financial services 1.4%
CBOE Holdings, Inc.	442	27,386
FactSet Research Systems, Inc.	262	39,497
Leucadia National Corp.	1,246	20,783
MarketAxess Holdings, Inc.	133	16,327
Moody's Corp.	551	52,742
Morningstar, Inc.	59	4,909
MSCI, Inc.	678	51,487
NASDAQ, Inc.	510	31,472
Voya Financial, Inc.	1,073	34,840
Insurance 6.1%
Alleghany Corp. (I)	96	50,043

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       17

	Shares	Value
Financials (continued)
Insurance (continued)
Allied World Assurance Company Holdings AG	601	$21,384
American Financial Group, Inc.	586	40,498
AmTrust Financial Services, Inc.	493	12,251
Arch Capital Group, Ltd. (I)	444	31,298
Arthur J. Gallagher & Company	917	42,219
Assurant, Inc.	458	38,733
Assured Guaranty, Ltd.	1,331	34,433
Axis Capital Holdings, Ltd.	770	41,018
Brown & Brown, Inc.	840	29,492
Cincinnati Financial Corp.	607	40,068
CNA Financial Corp.	120	3,792
CNO Financial Group, Inc.	988	18,150
Endurance Specialty Holdings, Ltd.	293	18,746
Erie Indemnity Company, Class A	118	11,138
Everest Re Group, Ltd.	225	41,603
First American Financial Corp.	495	17,830
FNF Group	874	27,881
Lincoln National Corp.	927	40,278
Loews Corp.	763	30,276
Markel Corp. (I)	44	39,561
Old Republic International Corp.	1,692	31,285
Principal Financial Group, Inc.	1,145	48,869
Reinsurance Group of America, Inc.	466	44,373
RenaissanceRe Holdings, Ltd.	315	34,937
The Hanover Insurance Group, Inc.	208	17,838
The Hartford Financial Services Group, Inc.	1,194	52,990
The Progressive Corp.	1,532	49,943
Torchmark Corp.	765	44,286
Unum Group	1,456	49,810
Validus Holdings, Ltd.	555	25,580
W.R. Berkley Corp.	799	44,744
White Mountains Insurance Group, Ltd.	26	21,580
Willis Towers Watson PLC	538	67,196
XL Group PLC	1,073	35,119
Real estate investment trusts 5.9%
Alexandria Real Estate Equities, Inc.	283	26,305
American Campus Communities, Inc.	472	21,122
American Homes 4 Rent, Class A	126	1,993
Apartment Investment & Management Company, Class A	603	24,156
Apple Hospitality REIT, Inc.	401	7,591
Brixmor Property Group, Inc.	667	16,842
Camden Property Trust	330	26,641
Corrections Corp. of America	664	20,199
CubeSmart	594	17,588

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       18

	Shares	Value
Financials (continued)
Real estate investment trusts (continued)
DCT Industrial Trust, Inc.	215	$8,680
DDR Corp.	1,175	20,563
Digital Realty Trust, Inc.	342	30,089
Douglas Emmett, Inc.	547	17,750
Duke Realty Corp.	1,337	29,240
EPR Properties	152	10,014
Equinix, Inc.	193	63,758
Equity Commonwealth (I)	317	8,847
Equity LifeStyle Properties, Inc.	287	19,657
Equity One, Inc.	223	6,311
Essex Property Trust, Inc.	152	33,508
Extra Space Storage, Inc.	405	34,405
Federal Realty Investment Trust	232	35,283
Forest City Realty Trust, Inc.	875	18,183
Gaming and Leisure Properties, Inc.	240	7,870
Gramercy Property Trust	1,020	8,639
Healthcare Trust of America, Inc., Class A	318	9,187
Highwoods Properties, Inc.	356	16,636
Hospitality Properties Trust	597	15,277
Host Hotels & Resorts, Inc.	1,727	27,321
Iron Mountain, Inc.	978	35,726
Kilroy Realty Corp.	349	22,619
Kimco Realty Corp.	961	27,023
Lamar Advertising Company, Class A	405	25,126
Liberty Property Trust	578	20,172
Mid-America Apartment Communities, Inc.	282	26,990
National Retail Properties, Inc.	525	22,974
Omega Healthcare Investors, Inc.	672	22,693
Paramount Group, Inc.	531	8,868
Realty Income Corp.	529	31,317
Regency Centers Corp.	369	27,195
Retail Properties of America, Inc., Class A	580	9,274
Senior Housing Properties Trust	893	15,699
SL Green Realty Corp.	236	24,799
Sovran Self Storage, Inc.	94	9,985
Spirit Realty Capital, Inc.	1,581	18,071
STORE Capital Corp.	204	5,237
Sun Communities, Inc.	128	8,687
Tanger Factory Outlet Centers, Inc.	229	8,033
Taubman Centers, Inc.	240	16,668
The Macerich Company	358	27,237
UDR, Inc.	883	30,834
VEREIT, Inc.	2,755	24,464
Weingarten Realty Investors	464	17,131

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       19

	Shares	Value
Financials (continued)
Real estate investment trusts (continued)
Weyerhaeuser Company	2,100	$67,452
WP Carey, Inc.	363	22,176
Real estate management and development 0.6%
CBRE Group, Inc., Class A (I)	1,221	36,178
Jones Lang LaSalle, Inc.	240	27,641
Realogy Holdings Corp. (I)	866	30,951
The Howard Hughes Corp. (I)	115	12,095
Thrifts and mortgage finance 0.2%
New York Community Bancorp, Inc.	1,778	26,723
TFS Financial Corp.	270	4,833
Health care 10.0%		1,957,937
Biotechnology 1.0%
Alkermes PLC (I)	451	17,927
Alnylam Pharmaceuticals, Inc. (I)	127	8,514
Anacor Pharmaceuticals, Inc. (I)	54	3,388
BioMarin Pharmaceutical, Inc. (I)	344	29,130
Incyte Corp. (I)	295	21,320
Intrexon Corp. (I)	159	4,250
Ionis Pharmaceuticals, Inc. (I)	316	12,947
Juno Therapeutics, Inc. (I)	120	5,051
Medivation, Inc. (I)	625	36,125
Neurocrine Biosciences, Inc. (I)	204	9,298
OPKO Health, Inc. (I)	810	8,708
Seattle Genetics, Inc. (I)	303	10,750
United Therapeutics Corp. (I)	316	33,243
Health care equipment and supplies 3.0%
ABIOMED, Inc. (I)	110	10,685
Align Technology, Inc. (I)	301	21,729
C.R. Bard, Inc.	332	70,440
DENTSPLY SIRONA, Inc.	741	44,164
DexCom, Inc. (I)	213	13,713
Edwards Lifesciences Corp. (I)	746	79,233
Hill-Rom Holdings, Inc.	65	3,143
Hologic, Inc. (I)	1,433	48,134
IDEXX Laboratories, Inc. (I)	556	46,899
ResMed, Inc.	598	33,368
St. Jude Medical, Inc.	424	32,309
STERIS PLC	373	26,360
Teleflex, Inc.	249	38,789
The Cooper Companies, Inc.	268	41,025
Varian Medical Systems, Inc. (I)	557	45,217
West Pharmaceutical Services, Inc.	315	22,428

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       20

	Shares	Value
Health care (continued)
Health care providers and services 3.7%
Acadia Healthcare Company, Inc. (I)	375	$23,696
AmerisourceBergen Corp.	621	52,847
Amsurg Corp. (I)	408	33,040
Centene Corp. (I)	1,043	64,624
DaVita HealthCare Partners, Inc. (I)	1,006	74,343
Envision Healthcare Holdings, Inc. (I)	908	20,548
HealthSouth Corp.	455	18,864
Henry Schein, Inc. (I)	363	61,238
Laboratory Corp. of America Holdings (I)	509	63,788
MEDNAX, Inc. (I)	691	49,261
Molina Healthcare, Inc. (I)	282	14,596
Patterson Companies, Inc.	730	31,646
Premier, Inc., Class A (I)	168	5,680
Quest Diagnostics, Inc.	834	62,692
Team Health Holdings, Inc. (I)	365	15,268
Universal Health Services, Inc., Class B	576	77,000
VCA, Inc. (I)	460	28,966
WellCare Health Plans, Inc. (I)	298	26,817
Health care technology 0.5%
athenahealth, Inc. (I)	149	19,862
Cerner Corp. (I)	1,176	66,021
IMS Health Holdings, Inc. (I)	428	11,402
Veeva Systems, Inc., Class A (I)	190	5,227
Life sciences tools and services 1.3%
Agilent Technologies, Inc.	836	34,209
Bio-Rad Laboratories, Inc., Class A (I)	135	19,150
Bio-Techne Corp.	120	11,182
Bruker Corp. (I)	274	7,754
Charles River Laboratories International, Inc. (I)	204	16,171
Mettler-Toledo International, Inc. (I)	128	45,818
PAREXEL International Corp. (I)	238	14,542
PerkinElmer, Inc.	776	39,126
Quintiles Transnational Holdings, Inc. (I)	225	15,541
VWR Corp. (I)	283	7,539
Waters Corp. (I)	354	46,077
Pharmaceuticals 0.5%
Akorn, Inc. (I)	285	7,253
Catalent, Inc. (I)	285	8,416
Endo International PLC (I)	486	13,122
Jazz Pharmaceuticals PLC (I)	219	33,003
Mallinckrodt PLC (I)	375	23,445
Zoetis, Inc.	210	9,876

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       21

	Shares	Value
Industrials 15.6%		$3,041,911
Aerospace and defense 2.0%
B/E Aerospace, Inc.	548	26,649
BWX Technologies, Inc.	277	9,249
Curtiss-Wright Corp.	144	11,028
HEICO Corp.	74	4,537
HEICO Corp., Class A	130	6,653
Hexcel Corp.	537	24,310
Huntington Ingalls Industries, Inc.	285	41,259
L-3 Communications Holdings, Inc.	339	44,589
Orbital ATK, Inc.	328	28,536
Rockwell Collins, Inc.	626	55,207
Spirit AeroSystems Holdings, Inc., Class A (I)	834	39,323
Teledyne Technologies, Inc. (I)	148	13,757
Textron, Inc.	1,219	47,151
TransDigm Group, Inc. (I)	174	39,649
Air freight and logistics 0.4%
C.H. Robinson Worldwide, Inc.	659	46,769
Expeditors International of Washington, Inc.	817	40,531
Airlines 0.6%
Alaska Air Group, Inc.	809	56,978
JetBlue Airways Corp. (I)	2,195	43,439
Spirit Airlines, Inc. (I)	260	11,422
Building products 1.0%
Allegion PLC	477	31,220
AO Smith Corp.	374	28,880
Fortune Brands Home & Security, Inc.	723	40,061
Lennox International, Inc.	221	29,824
Masco Corp.	871	26,748
Owens Corning	693	31,927
USG Corp. (I)	404	10,912
Commercial services and supplies 1.8%
Cintas Corp.	401	36,002
Copart, Inc. (I)	851	36,457
KAR Auction Services, Inc.	865	32,524
Pitney Bowes, Inc.	1,050	22,019
R.R. Donnelley & Sons Company	870	15,138
Republic Services, Inc.	1,225	57,661
Rollins, Inc.	510	13,704
Stericycle, Inc. (I)	282	26,948
The ADT Corp.	1,427	59,905
Tyco International PLC	515	19,838
Waste Connections, Inc.	460	30,949
Construction and engineering 0.7%
AECOM (I)	731	23,750

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       22

	Shares	Value
Industrials (continued)
Construction and engineering (continued)
Chicago Bridge & Iron Company NV	514	$20,689
Fluor Corp.	855	46,734
Jacobs Engineering Group, Inc. (I)	625	27,863
Quanta Services, Inc. (I)	1,066	25,286
Electrical equipment 1.1%
Acuity Brands, Inc.	135	32,925
AMETEK, Inc.	1,039	49,966
Hubbell, Inc.	420	44,419
Rockwell Automation, Inc.	550	62,409
Sensata Technologies Holding NV (I)	694	26,143
Industrial conglomerates 0.5%
Carlisle Companies, Inc.	357	36,378
Roper Technologies, Inc.	360	63,392
Machinery 4.0%
AGCO Corp.	592	31,654
Allison Transmission Holdings, Inc.	959	27,629
Colfax Corp. (I)	315	10,215
Donaldson Company, Inc.	1,008	32,941
Dover Corp.	811	53,283
Flowserve Corp.	732	35,729
Graco, Inc.	315	24,693
IDEX Corp.	495	40,541
Ingersoll-Rand PLC	598	39,193
ITT Corp.	494	18,955
Lincoln Electric Holdings, Inc.	494	30,959
Nordson Corp.	300	23,019
Parker-Hannifin Corp.	672	77,965
Pentair PLC	687	39,901
Snap-on, Inc.	292	46,510
Stanley Black & Decker, Inc.	610	68,271
The Middleby Corp. (I)	250	27,410
The Toro Company	259	22,391
WABCO Holdings, Inc. (I)	325	36,452
Wabtec Corp.	471	39,060
Woodward, Inc.	59	3,198
Xylem, Inc.	1,016	42,448
Marine 0.1%
Kirby Corp. (I)	330	21,061
Professional services 1.2%
Equifax, Inc.	549	66,017
IHS, Inc., Class A (I)	293	36,092
ManpowerGroup, Inc.	461	35,511
Robert Half International, Inc.	760	29,116

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       23

	Shares	Value
Industrials (continued)
Professional services (continued)
The Dun & Bradstreet Corp.	208	$22,965
TransUnion (I)	154	4,612
Verisk Analytics, Inc. (I)	450	34,911
Road and rail 1.0%
AMERCO	45	15,840
Genesee & Wyoming, Inc., Class A (I)	255	16,603
Hertz Global Holdings, Inc. (I)	2,243	20,770
J.B. Hunt Transport Services, Inc.	420	34,810
Kansas City Southern	426	40,364
Old Dominion Freight Line, Inc. (I)	405	26,750
Ryder Systems, Inc.	435	29,980
Trading companies and distributors 1.1%
Air Lease Corp.	384	11,704
Fastenal Company	997	46,650
HD Supply Holdings, Inc. (I)	762	26,121
MSC Industrial Direct Company, Inc., Class A	227	17,593
United Rentals, Inc. (I)	504	33,733
W.W. Grainger, Inc.	240	56,285
Watsco, Inc.	117	15,733
Transportation infrastructure 0.1%
Macquarie Infrastructure Corp.	349	24,566
Information technology 16.9%		3,315,480
Communications equipment 1.5%
Arista Networks, Inc. (I)	155	10,326
ARRIS International PLC (I)	1,169	26,618
Brocade Communications Systems, Inc.	3,102	29,810
Commscope Holding Company, Inc. (I)	751	22,838
EchoStar Corp., Class A (I)	239	9,780
F5 Networks, Inc. (I)	416	43,576
Harris Corp.	614	49,126
Juniper Networks, Inc.	1,488	34,819
Motorola Solutions, Inc.	525	39,475
Palo Alto Networks, Inc. (I)	141	21,273
ViaSat, Inc. (I)	164	12,579
Electronic equipment, instruments and components 2.3%
Amphenol Corp., Class A	1,250	69,788
Arrow Electronics, Inc. (I)	877	54,462
Avnet, Inc.	940	38,653
CDW Corp.	981	37,769
Cognex Corp.	197	6,999
Dolby Laboratories, Inc., Class A	178	8,475
FEI Company	106	9,436

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       24

	Shares	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
Flextronics International, Ltd. (I)	5,333	$64,785
FLIR Systems, Inc.	841	25,407
IPG Photonics Corp. (I)	177	15,341
Jabil Circuit, Inc.	1,416	24,582
Keysight Technologies, Inc. (I)	913	23,811
National Instruments Corp.	520	14,336
SYNNEX Corp.	165	13,624
Trimble Navigation, Ltd. (I)	1,051	25,171
Zebra Technologies Corp., Class A (I)	199	12,449
Internet software and services 0.9%
Akamai Technologies, Inc. (I)	763	38,905
CoStar Group, Inc. (I)	118	23,283
GoDaddy, Inc., Class A (I)	30	911
InterActiveCorp	597	27,665
j2 Global, Inc.	223	14,165
MercadoLibre, Inc.	174	21,731
Rackspace Hosting, Inc. (I)	766	17,518
VeriSign, Inc. (I)	361	31,190
Zillow Group, Inc., Class A (I)	150	3,753
Zillow Group, Inc., Class C (I)	258	6,202
IT services 4.4%
Alliance Data Systems Corp. (I)	225	45,745
Amdocs, Ltd.	782	44,214
Black Knight Financial Services, Inc. (I)	89	2,846
Booz Allen Hamilton Holding Corp.	531	14,640
Broadridge Financial Solutions, Inc.	814	48,710
Computer Sciences Corp.	1,120	37,106
CSRA, Inc.	836	21,703
DST Systems, Inc.	285	34,394
EPAM Systems, Inc. (I)	133	9,700
Euronet Worldwide, Inc. (I)	173	13,338
Fidelity National Information Services, Inc.	993	65,339
First Data Corp., Class A (I)	350	3,987
Fiserv, Inc. (I)	970	94,789
FleetCor Technologies, Inc. (I)	254	39,289
Gartner, Inc. (I)	479	41,754
Genpact, Ltd. (I)	1,051	29,312
Global Payments, Inc.	623	44,968
Jack Henry & Associates, Inc.	508	41,163
Leidos Holdings, Inc.	334	16,570
MAXIMUS, Inc.	315	16,664
Sabre Corp.	626	18,123
Square, Inc., Class A (I)	88	1,310

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       25

	Shares	Value
Information technology (continued)
IT services (continued)
Syntel, Inc. (I)	199	$8,463
Teradata Corp. (I)	807	20,417
The Western Union Company	1,600	32,000
Total System Services, Inc.	723	36,974
Vantiv, Inc., Class A (I)	678	36,978
WEX, Inc. (I)	43	4,063
Xerox Corp.	4,051	38,890
Semiconductors and semiconductor equipment 3.1%
Analog Devices, Inc.	1,089	61,332
Cavium, Inc. (I)	148	7,307
Cree, Inc. (I)	330	8,088
First Solar, Inc. (I)	301	16,808
KLA-Tencor Corp.	755	52,805
Lam Research Corp.	673	51,417
Linear Technology Corp.	906	40,299
Marvell Technology Group, Ltd.	2,268	22,635
Maxim Integrated Products, Inc.	1,276	45,579
Microchip Technology, Inc.	802	38,969
Microsemi Corp. (I)	406	13,719
NVIDIA Corp.	1,805	64,132
ON Semiconductor Corp. (I)	3,283	31,090
Qorvo, Inc. (I)	439	19,768
Skyworks Solutions, Inc.	810	54,124
SunPower Corp. (I)	130	2,618
Teradyne, Inc.	1,403	26,531
Xilinx, Inc.	1,072	46,182
Software 3.6%
ANSYS, Inc. (I)	397	36,036
Autodesk, Inc. (I)	753	45,044
CA, Inc.	1,431	42,443
Cadence Design Systems, Inc. (I)	1,681	38,982
CDK Global, Inc.	931	44,288
Citrix Systems, Inc. (I)	662	54,178
Electronic Arts, Inc. (I)	931	57,582
Fair Isaac Corp.	123	13,125
Fortinet, Inc. (I)	571	18,563
Guidewire Software, Inc. (I)	202	11,508
Manhattan Associates, Inc. (I)	314	19,010
NetSuite, Inc. (I)	105	8,509
Nuance Communications, Inc. (I)	1,344	23,090
PTC, Inc. (I)	663	24,173
Red Hat, Inc. (I)	549	40,280
ServiceNow, Inc. (I)	260	18,585

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       26

	Shares	Value
Information technology (continued)
Software (continued)
Splunk, Inc. (I)	409	$21,260
SS&C Technologies Holdings, Inc.	449	27,456
Symantec Corp.	2,445	40,697
Synopsys, Inc. (I)	1,026	48,756
Tableau Software, Inc., Class A (I)	120	6,204
The Ultimate Software Group, Inc. (I)	126	24,770
Tyler Technologies, Inc. (I)	128	18,740
Workday, Inc., Class A (I)	196	14,696
Technology hardware, storage and peripherals 1.1%
NCR Corp. (I)	1,121	32,610
NetApp, Inc.	1,696	40,093
SanDisk Corp.	866	65,063
Seagate Technology PLC	1,524	33,177
Western Digital Corp.	1,201	49,079
Materials 6.5%		1,272,435
Chemicals 2.7%
Airgas, Inc.	362	51,563
Albemarle Corp.	475	31,426
Ashland, Inc.	400	44,640
Axalta Coating Systems, Ltd. (I)	643	18,306
Celanese Corp., Series A	585	41,360
CF Industries Holdings, Inc.	1,225	40,511
Eastman Chemical Company	654	49,953
FMC Corp.	585	25,307
International Flavors & Fragrances, Inc.	285	34,049
NewMarket Corp.	54	21,927
RPM International, Inc.	793	40,070
The Mosaic Company	765	21,412
The Scotts Miracle-Gro Company, Class A	271	19,181
The Valspar Corp.	450	48,011
W.R. Grace & Company (I)	376	28,832
Westlake Chemical Corp.	166	8,332
Construction materials 0.6%
Eagle Materials, Inc.	195	14,453
Martin Marietta Materials, Inc.	232	39,261
Vulcan Materials Company	550	59,197
Containers and packaging 2.1%
AptarGroup, Inc.	420	31,920
Avery Dennison Corp.	585	42,477
Ball Corp.	598	42,685
Bemis Company, Inc.	827	41,499
Berry Plastics Group, Inc. (I)	410	14,768
Crown Holdings, Inc. (I)	721	38,184

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       27

	Shares	Value
Materials (continued)
Containers and packaging (continued)
Graphic Packaging Holding Company	2,461	$32,682
Packaging Corp. of America	764	49,568
Sealed Air Corp.	955	45,229
Silgan Holdings, Inc.	160	8,118
Sonoco Products Company	912	42,764
WestRock Company	647	27,077
Metals and mining 1.1%
Alcoa, Inc.	3,605	40,268
Newmont Mining Corp.	1,584	55,392
Nucor Corp.	951	47,341
Reliance Steel & Aluminum Company	480	35,506
Royal Gold, Inc.	57	3,569
Steel Dynamics, Inc.	1,412	35,597
Telecommunication services 0.7%		132,653
Diversified telecommunication services 0.6%
Frontier Communications Corp.	5,904	32,826
Level 3 Communications, Inc. (I)	610	31,879
SBA Communications Corp., Class A (I)	460	47,398
Zayo Group Holdings, Inc. (I)	461	11,968
Wireless telecommunication services 0.1%
Sprint Corp. (I)	1,980	6,791
United States Cellular Corp. (I)	42	1,791
Utilities 6.5%		1,274,269
Electric utilities 2.3%
Entergy Corp.	795	59,768
Eversource Energy	984	55,537
FirstEnergy Corp.	1,393	45,398
Great Plains Energy, Inc.	906	28,294
IDACORP, Inc.	148	10,764
ITC Holdings Corp.	730	32,171
OGE Energy Corp.	1,386	41,012
Pinnacle West Capital Corp.	580	42,137
Portland General Electric Company	285	11,320
Westar Energy, Inc.	819	42,269
Xcel Energy, Inc.	1,995	79,860
Gas utilities 0.8%
AGL Resources, Inc.	533	35,103
Atmos Energy Corp.	585	42,442
National Fuel Gas Company	391	21,701
UGI Corp.	1,212	48,771
WGL Holdings, Inc.	154	10,455

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       28

			Shares	Value
Utilities (continued)
Independent power and renewable electricity producers 0.5%
	AES Corp.		4,314	$48,144
	Calpine Corp. (I)		1,505	23,749
	NRG Energy, Inc.		1,201	18,135
Multi-utilities 2.5%
	Alliant Energy Corp.		530	37,376
	Ameren Corp.		1,035	49,680
	CenterPoint Energy, Inc.		2,213	47,469
	CMS Energy Corp.		1,277	51,948
	DTE Energy Company		666	59,381
	MDU Resources Group, Inc.		1,378	27,643
	NiSource, Inc.		2,855	64,837
	SCANA Corp.		766	52,617
	TECO Energy, Inc.		1,427	39,628
	Vectren Corp.		364	17,781
	WEC Energy Group, Inc.		873	50,817
Water utilities 0.4%
	American Water Works Company, Inc.		750	54,570
	Aqua America, Inc.		742	23,492
	Yield (%)		Shares	Value
Short-term investments 0.2%
(Cost $32,463)
Money market funds 0.2%				32,463
State Street Institutional Liquid Reserves Fund, Premier Class	0.4600(Y	)	32,463	$32,463
Total investments (Cost $19,072,121)† 100.4%				$19,638,991
Other assets and liabilities, net (0.4%)				($84,407)
Total net assets 100.0%				$19,554,584

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
REIT	Real Estate Investment Trust
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 4-30-16.
†	At 4-30-16, the aggregate cost of investment securities for federal income tax purposes was $19,074,030. Net unrealized appreciation aggregated to $564,961, of which $1,314,093 related to appreciated investment securities and $749,132 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       29

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-16

Assets
Investments, at value (Cost $19,072,121)	$19,638,991
Dividends and interest receivable	9,537
Other receivables and prepaid expenses	19,639
Total assets	19,668,167
Liabilities
Payable for investments purchased	62,887
Payable to affiliates
Accounting and legal services fees	399
Investment management fees	7,061
Other liabilities and accrued expenses	43,236
Total liabilities	113,583
Net assets	$19,554,584
Net assets consist of
Paid-in capital	$18,936,846
Undistributed net investment income	77,028
Accumulated net realized gain (loss) on investments	(26,160)
Net unrealized appreciation (depreciation) on investments	566,870
Net assets	$19,554,584

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Net assets	$19,554,584
Shares outstanding	750,000
Net asset value per share	$26.07

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       30

STATEMENT OF OPERATIONS  For the period ended 4-30-16 1

Investment income
Dividends	$176,057
Interest	37
Less foreign taxes withheld	(42)
Total investment income	176,052
Expenses
Investment management fees	37,319
Accounting and legal services fees	2,013
Transfer agent fees	4,417
Trustees' fees	79
Printing and postage	7,375
Professional fees	31,497
Custodian fees	10,813
Registration and filing fees	6,499
Stock exchange listing fees	725
Other	2,815
Total expenses	103,552
Less expense reductions	(61,568)
Net expenses	41,984
Net investment income	134,068
Realized and unrealized gain (loss)
Net realized gain (loss) on investments	(25,085)
Changes in net unrealized appreciation (depreciation) of investments	566,870
Net realized and unrealized gain	541,785
Increase in net assets from operations	$675,853

1	Period from 9-28-15 (commencement of operations) to 4-30-16.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       31

STATEMENT OF CHANGES IN NET ASSETS

Period ended 4-30-16[1]
Increase (decrease) in net assets
From operations
Net investment income	$134,068
Net realized loss	(25,085)
Change in net unrealized appreciation (depreciation)	566,870
Increase in net assets resulting from operations	675,853
Distributions to shareholders
From net investment income	(58,506)
From fund share transactions
Shares issued	18,937,237
Total increase	19,554,584
Net assets
Beginning of period	—
End of period	$19,554,584
Undistributed net investment income	$77,028
Share activity
Shares issued	750,000
End of period	750,000

1	Period from 9-28-15 (commencement of operations) to 4-30-16.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       32

Financial highlights

Period ended	4-30-16	[1]
Per share operating performance
Net asset value, beginning of period	$24.29
Net investment income[2]	0.21
Net realized and unrealized gain on investments	1.65
Total from investment operations	1.86
Less distributions
From net investment income	(0.08)
Net asset value, end of period	$26.07
Total return (%)[3]	7.70	[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11	[5]
Expenses including reductions	0.45	[5]
Net investment income	1.44	[5]
Portfolio turnover (%)[6]	12

1	Period from 9-28-15 (commencement of operations) to 4-30-16.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the period.
4	Not annualized.
5	Annualized.
6	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       33

Notes to financial statements

Note 1 — Organization

John Hancock Multifactor Mid Cap ETF (the fund) is a series of the John Hancock Exchange-Traded Fund Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Mid Cap Index. The John Hancock Dimensional Mid Cap Index is a rules-based index of mid-cap U.S. stocks that have been selected based on sources of expected returns. Securities eligible for inclusion in the index are classified according to their market capitalization, relative price, and profitability, and are weighted accordingly in favor of smaller, less expensive, more profitable companies.

The fund commenced operations on September 28, 2015.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission (SEC) and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       34

securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of April 30, 2016, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A.as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statement of operations.

For the period ended April 30, 2016, the fund had no borrowings under the line of credit.

Overdrafts. Pursuant to the custodian agreement, the fund's custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, net capital losses of $24,251 that are the result of security transactions occurring after October 31, 2015, are treated as occurring on May 1, 2016, the first day of the fund's next taxable year.

As of April 30, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       35

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund will declare and pay dividends semiannually from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.

The tax character of distributions for the period ended April 30, 2016 was as follows:

April 30, 2016
Ordinary Income	$58,170
Long term capital gains	336
Total	$58,506

As of April 30, 2016, the components of distributable earnings on a tax basis consisted of $77,028 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at April 30, 2016.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. The Advisor is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor, equivalent on an annual basis to the sum of: (a) 0.400% of the first $300 million of the fund's average daily net assets; and (b) 0.370% of the fund's average daily net assets in excess of $300 million. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the period ended April 30, 2016, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.45% of average annual net assets (on an annualized basis). Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees, and (h) short dividend expenses. The expense limitation expires on August 31, 2017, unless renewed by mutual agreement of the fund and the Advisor based on a determination that this is appropriate under the circumstances at that time.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       36

For the period ended April 30, 2016, the expense reductions described above amounted to $61,568.

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period April 30, 2016 were equivalent to a net annual effective rate of 0.00% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the period ended April 30, 2016 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Capital share transactions

The fund will issue and redeem shares at NAV only in a large specified number of shares, each called a "creation unit, "or multiples thereof, that consist of 50,000 shares. Only authorized participants may engage in creation or redemption transactions directly with the fund. Such transactions generally take place when an authorized participant deposits into the fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the fund in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the fund and a specified amount of cash. For purposes of US GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of the fund. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. Individual shares of the fund may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the fund are listed and traded on the NYSE Arca, Inc., trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.

Affiliates of the fund owned 76% of shares outstanding on April 30, 2016.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than in-kind transactions and short-term securities, amounted to $2,099,626 and $1,953,765, respectively, for the period ended April 30, 2016. Securities received and delivered from in-kind transactions aggregated $18,925,248 and $0, respectively, for the period ended April 30, 2016.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       37

AUDITOR'S REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Exchange-Traded Fund Trust and John Hancock Multifactor Mid Cap ETF:

In our opinion, the accompanying statement of assets and liabilities, including the fund's investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Multifactor Mid Cap ETF (the "Fund") at April 30, 2016, the results of its operations, the changes in its net assets and the financial highlights for the period September 28, 2015 (commencement of operations) through April 30, 2016, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at April 30, 2016 by correspondence with the custodian, and broker and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 17, 2016

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       38

TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended April 30, 2016.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The fund designated $336 in capital gain dividends.

Eligible shareholders will be mailed a 2016 Form 1099-DIV in early 2017. This will reflect the tax character of all distributions paid in calendar year 2016.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       39

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

James M. Oates, Born: 1946	2015	230
Trustee and Chairperson of the Board
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2015	230
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2015	230
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2015	230
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Grace K. Fey, Born: 1946	2015	230
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       40

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Theron S. Hoffman,[2] Born: 1947	2015	230
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2015	230
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Hassell H. McClellan, Born: 1945	2015	230
Trustee
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2015	230
Trustee and Vice Chairperson of the Board
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (since 2014); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, and Vice Chairperson of the Board, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       41

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Gregory A. Russo, Born: 1949	2015	230
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

James R. Boyle, Born: 1959	2015	230
Non-Independent Trustee
Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (since 2014); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Craig Bromley, Born: 1966	2015	230
Non-Independent Trustee
President, John Hancock Financial Service (since 2012); Senior Executive Vice President and General Manager, U.S. Division, Manulife Financial Corporation (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife Japan) (2005-2012, including prior positions). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Warren A. Thomson, Born: 1955	2015	230
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       42

Principal officers who are not Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) during past 5 years	Officer of the Trust since

Andrew G. Arnott, Born: 1971	2014
President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust (since 2015); President, John Hancock Exchange-Traded Fund Trust (since 2014).

John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Chief Legal Officer and Secretary, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2014
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Charles A. Rizzo, Born: 1957	2014
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Salvatore Schiavone, Born: 1965	2014
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 35 other John Hancock funds consisting of 25 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       43

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Dimensional Fund Advisors LP

Principal distributor

Foreside Fund Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

State Street Bank and Trust Company

Legal counsel

Dechert LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Stock symbol

NYSE Arca: JHMM

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com/etf or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com/etf	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       44

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

ESG All Cap Core

ESG Large Cap Core

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios

Retirement Living Portfolios

Retirement Living II Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC (Foreside), and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP. Mutual funds and certain closed-end funds are distributed by John Hancock Funds, LLC. Member FINRA/SIPC.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in the John Hancock Multifactor ETFs (Multifactor ETFs). Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP guarantees the accuracy and/or the completeness of the John Hancock Dimensional Indexes (the "Indexes") or any data included therein, and neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP shall have any liability for any errors, omissions, or interruptions therein. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any warranty, express or implied, as to results to be obtained by the Multifactor ETFs, owners of the shares of the Multifactor ETFs or any other person or entity from the use of the Indexes, trading based on the Indexes, or any data included therein, either in connection with the Multifactor ETFs or for any other use. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall either John Hancock Advisers, LLC or Dimensional Fund Advisors LP have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indexes, even if notified of the possibility of such damages.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investments 601 Congress Street ■ Boston, MA 02210 800-225-5291 ■ jhinvestments.com/etf
This report is for the information of the shareholders of John Hancock Multifactor Mid Cap ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
JHAN-2016-05-09-0305	840A 4/16 6/16

John Hancock

Multifactor Large Cap ETF
JHML

Annual report 4/30/16
ETF

A message to shareholders

Dear shareholder,

This is the first annual report for the John Hancock Multifactor ETFs, covering the period from their inception on September 28, 2015, to April 30, 2016.

The past seven months marked a challenging period for U.S. equity investors. Many market indexes tumbled in the winter months amid concerns about slowing global growth, particularly in China. The volatility extended to commodity markets, as oil prices hit multi-year lows in February before rebounding toward the end of the period. The investment landscape improved late in the period as stocks and other so-called risk assets regained positive momentum and most U.S. indexes finished the period with modest gains.

Volatile market environments are naturally unsettling. But despite the recent turbulence, we believe the economic picture in the United States offers reasons for optimism. Unemployment and inflation both remain low, while the housing market and consumer demand have both showed signs of resilience. Nonetheless, the volatility that characterized the markets at the start of the year could be with us for some time.

At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and to ensure that we have adequate liquidity tools in place. As always, your best resource in times like these is your financial advisor, who can help make sure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of April 30, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multifactor Large Cap ETF

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
9	Premium/discount analysis
10	Your expenses
12	Fund's investments
33	Financial statements
36	Financial highlights
37	Notes to financial statements
41	Auditor's report
42	Tax information
43	Trustees and Officers
47	More information

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Large Cap Index.

TOTAL RETURNS AS OF 4/30/16 (%)

Market performance is determined using the bid/ask midpoint at 4 P.M. Eastern time, when the NAV is typically calculated. Your returns may differ if you traded shares at other times during the day. The NAV is calculated by dividing the total value of all the securities in the fund's portfolio plus cash, interest, receivables, and other assets, minus any liabilities, by the number of fund shares outstanding.

The John Hancock Dimensional Large Cap Index is designed to comprise a subset of securities in the U.S. universe issued by companies whose market capitalizations are larger than that of the 801st largest U.S. company at the time of reconstitution. The index is reconstituted and rebalanced on a semiannual basis. The U.S. universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.

The Russell 1000 Index comprises 1000 of the largest securities of the large-cap segment of U.S. companies.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

The chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.48
Net (%)	0.35

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Shares will fluctuate in value and, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited. For the most recent month-end performance, visit jhinvestments.com/etf or call 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       2

PERFORMANCE HIGHLIGHTS OVER THE PERIOD

Stocks ended the period higher despite the market's volatility

For the period beginning with the fund's inception, on September 28, 2015, and ended on April 30, 2016, most U.S. equities rose, rebounding from sharp declines in the opening weeks of 2016.

The fund was up, but it trailed the Russell 1000 Index

The fund generated a positive return for the period, but it lagged the Russell 1000 Index, a commercial cap-weighted benchmark used as a proxy for the broad U.S. stock market.

Smaller-cap stocks trailed larger peers

Relative to the Russell 1000 Index, the fund's smaller-cap emphasis hindered results as larger caps fared better during the period.

SECTOR COMPOSITION AS OF 4/30/16 (%)

A note about risks

Large company stocks could fall out of favor. Value stocks may underperform other segments of the market. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Investments focused in one sector or industry may fluctuate more dramatically than investments in a wider variety of sectors or industries. Exchange-traded fund shares are bought and sold through exchange trading at market price (not NAV), and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and the fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual market conditions. Errors in the construction or calculation of the fund's index may occur from time to time. Brokerage commissions will reduce returns. Please see the fund's prospectus for additional risks.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       3

Discussion of fund performance

An interview with Portfolio Manager Lukas J. Smart, CFA, Dimensional Fund Advisors

Lukas J. Smart, CFA
Portfolio Manager
Dimensional Fund Advisors LP

Would you tell us about your investment philosophy and how it drives the composition of this relatively new exchange-traded fund (ETF)?

Research has shown that there are differences in expected returns among securities. At Dimensional Fund Advisors LP, we've identified four characteristics, or dimensions, of expected returns—the overall market, company size, relative price, and profitability—that academic research has shown to account for most of the variation in asset returns over time.

The market dimension reflects the excess return over the risk-free rate that market participants demand for investing in a broadly diversified portfolio of equity securities without any style or market capitalization bias. That premium is called the equity premium.

The company size dimension reflects the excess return that investors demand for investing in small-capitalization stocks relative to large-capitalization stocks. The premium associated with this dimension is the small-cap, or size, premium.

The relative price dimension reflects the excess return that investors expect from investing in low relative price, or value, stocks (as measured, for instance, by their price-to-book ratios) in comparison with high relative price, or growth, stocks. The premium associated with this dimension is the value premium.

Finally, the profitability dimension provides a way to discern the expected returns of companies with similar price-driven characteristics. If two companies trade at the same relative price, the one with higher profitability should have a higher expected return over time. The premium associated with this dimension is called the profitability premium.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       4

"... our approach generally results in the fund maintaining intentionally higher allocations to securities of smaller-cap issuers and to securities trading at lower relative prices in relation to their book values."

Relative to a commercial cap-weighted measure of the market, we believe that incorporating these dimensions of expected returns into an investment strategy offers the potential for outperformance over time, and an ETF is a vehicle well suited to our systematic and transparent investment approach.

The custom benchmark we developed, the John Hancock Dimensional Large Cap Index, is designed to capture these dimensions over time, and the fund is, in turn, designed to track the custom benchmark.

What was the market environment like during the period from the fund's inception, on September 28, 2015, to April 30, 2016?

The large-cap U.S. equity market, as measured by the Russell 1000 Index, was up 10.46%. After rising early in the period, stocks declined during the opening weeks of 2016 before ultimately staging a recovery, beginning in mid-February.

Smaller-cap stocks underperformed larger-cap stocks; meanwhile, stocks with value characteristics outperformed their more growth-oriented counterparts.

TOP 10 HOLDINGS AS OF 4/30/16 (%)

Apple, Inc.	2.1
Microsoft Corp.	1.3
Exxon Mobil Corp.	1.3
Johnson & Johnson	1.1
Alphabet, Inc., Class A	1.1
JPMorgan Chase & Co.	0.9
General Electric Company	0.9
Berkshire Hathaway, Inc., Class B	0.8
Wells Fargo & Company	0.8
Pfizer, Inc.	0.8
TOTAL	11.1
As a percentage of net assets.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       5

"The fund's emphasis on smaller-cap shares worked against it during the period."

Broadly speaking, shares in telecommunication services, materials, and utilities were among the strongest performers; the financials, information technology, and healthcare sectors delivered more modest results.

How did the fund perform during the period?

The fund was up on a net asset value basis, but it trailed the Russell 1000 Index, a commercial cap-weighted benchmark we use as a proxy for the broad large-cap U.S. stock market.

Compared with the broader market, our approach generally results in the fund maintaining intentionally higher allocations to securities of smaller-cap issuers and to securities trading at lower relative prices in relation to their book values. In the weightings of individual positions, we also place greater emphasis on companies that have demonstrated higher profitability.

The fund's emphasis on smaller-cap shares worked against it during the period. The effect of the fund's overall emphasis on shares trading at lower relative prices was negligible.

The premiums associated with the dimensions we've identified can be unpredictable over short time horizons. For this reason, we believe the best way to invest is to structure broadly diversified portfolios with a consistent focus on the desired dimensions, seeking to capture the expected premiums associated with them.

While we would expect small to outperform large and value to outperform growth over an extended time horizon, any given trading day, month, or year can prove otherwise, and that's okay. We believe patience and persistence are key ingredients to success in our style of investing.

Were there changes to the composition of the fund?

In March, changes were made to the fund as a result of a regularly scheduled reconstitution, the semiannual process by which the list of stocks and their weights in the John Hancock Dimensional Large Cap Index are updated. Reconstitution ensures that both the fund and the custom index that it tracks maintain their intended exposure to the dimensions of expected returns.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       6

How was the fund positioned at the close of the period?

Compared with the Russell 1000 Index, the fund ended the period with higher weights in low relative-price stocks and in equities with smaller market capitalizations while emphasizing companies with higher profitability. The fund's largest absolute exposures were to the information technology, financials, and consumer discretionary sectors.

The fund was broadly diversified across more than 750 names. Top holdings included Apple, Inc., Microsoft Corp., and Exxon Mobil Corp. The fund's weighted average market capitalization was $89 billion, its price-to-book ratio was 2.7, and its price-to-earnings ratio was 19.1.

MANAGED BY

Lukas J. Smart, CFA On the fund since inception Investing since 2003
Joel P. Schneider On the fund since inception Investing since 2011

The views expressed in this report are exclusively those of Lukas J. Smart, CFA, Dimensional Fund Advisors, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. A price-to-book ratio is calculated by dividing the market price of a stock by its book value per share.  A price-to-earnings ratio is calculated by dividing the market price of a stock by its earnings per share.
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       7

A look at performance

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Large Cap ETF for periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. The fee waivers and/or expense limitations are contracted through 8-31-17. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)*	0.48
Net (%)*	0.35

*Expenses have been estimated for the first year of operation.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

The John Hancock Dimensional Large Cap Index is designed to comprise a subset of securities in the U.S. Universe issued by companies whose market capitalizations are larger than that of the 801st largest U.S. company at the time of reconstitution. The Index is reconstituted and rebalanced on a semiannual basis. The U.S. Universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.

The Russell 1000 Index comprises 1000 of the largest securities of the large-cap segment of U.S. companies.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

The chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       8

Premium/discount analysis

ETF shares are bought and sold through exchange trading at market price—not net asset value (NAV)—and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and as a result you may pay more than NAV when you buy shares and receive less than NAV when you sell shares. Additionally due to various factors, a fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual conditions.

A premium exists when the closing market price is trading above NAV, while a discount indicates that the closing market price is trading below NAV. The differences are expressed as basis points, with one basis point equaling 1/100 of 1%.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV. The closing market price is determined using the bid/ask midpoint as reported on the NYSE Arca, Inc., at 4 P.M. Eastern time, when the NAV is typically calculated.

Period Ended April 30, 2016

	Closing price below NAV		Closing price above or equal to NAV
Basis point differential	Number of days	% of Total days	Number of days	% of Total days
0 - < 25	35	22.73%	118	76.62%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	1	0.65%
100 or Above	0	0.00%	0	0.00%
Total	35	22.73%	119	77.27%

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which may include creation and redemption fees and brokerage charges.
•	Ongoing operating expenses, including management fees and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on November 1, 2015, with the same investment held until April 30, 2016.

Account value on 11-1-2015	Ending value on 4-30-2016	Expenses paid during period ended 4-30-2016[1]	Annualized expense ratio
$1,000.00	$1,003.90	$1.74	0.35%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2016, by $1,000.00, then multiply it by the "expenses paid" from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2015, with the same investment held until April 30, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Account value on 11-1-2015	Ending value on 4-30-2016	Expenses paid during period ended 4-30-2016[1]	Annualized expense ratio
$1,000.00	$1,023.10	$1.76	0.35%

Remember, these examples do not include any transaction costs. The fund charges a transaction fee per creation unit to those creating or redeeming creation units, and those buying or selling shares in the secondary market will incur customary brokerage commissions and charges. Therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       11

Fund's investments

As of 4-30-16
	Shares	Value
Common stocks 100.0%		$26,789,002
(Cost $26,016,822)
Consumer discretionary 14.8%		3,955,696
Auto components 0.7%
Autoliv, Inc.	240	29,393
BorgWarner, Inc.	572	20,546
Delphi Automotive PLC	725	53,382
Gentex Corp.	239	3,834
Johnson Controls, Inc.	1,098	45,457
Lear Corp.	242	27,861
The Goodyear Tire & Rubber Company	638	18,483
Automobiles 0.5%
Ford Motor Company	3,893	52,789
General Motors Company	997	31,705
Harley-Davidson, Inc.	706	33,768
Tesla Motors, Inc. (I)	59	14,205
Distributors 0.3%
Genuine Parts Company	523	50,192
LKQ Corp. (I)	577	18,493
Diversified consumer services 0.1%
H&R Block, Inc.	683	13,824
Service Corp. International	314	8,374
ServiceMaster Global Holdings, Inc. (I)	188	7,204
Hotels, restaurants and leisure 2.1%
Aramark	356	11,930
Carnival Corp.	634	31,098
Chipotle Mexican Grill, Inc. (I)	68	28,626
Darden Restaurants, Inc.	320	19,920
Domino's Pizza, Inc.	57	6,890
Dunkin' Brands Group, Inc.	206	9,579
Hilton Worldwide Holdings, Inc.	280	6,174
Hyatt Hotels Corp., Class A (I)	25	1,197
Las Vegas Sands Corp.	340	15,351
Marriott International, Inc., Class A	467	32,732
McDonald's Corp.	1,112	140,657
MGM Resorts International (I)	926	19,724
Norwegian Cruise Line Holdings, Ltd. (I)	207	10,108
Panera Bread Company, Class A (I)	16	3,432
Royal Caribbean Cruises, Ltd.	398	30,805
Six Flags Entertainment Corp.	53	3,183
Starbucks Corp.	1,141	64,158
Starwood Hotels & Resorts Worldwide, Inc.	454	37,174

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       12

	Shares	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Vail Resorts, Inc.	23	$2,982
Wyndham Worldwide Corp.	360	25,542
Wynn Resorts, Ltd.	120	10,596
Yum! Brands, Inc.	583	46,383
Household durables 1.0%
D.R. Horton, Inc.	914	27,475
Garmin, Ltd.	300	12,789
Harman International Industries, Inc.	100	7,676
Leggett & Platt, Inc.	340	16,759
Lennar Corp., Class A	369	16,719
Lennar Corp., Class B	20	719
Mohawk Industries, Inc. (I)	186	35,829
Newell Rubbermaid, Inc.	1,192	54,289
NVR, Inc. (I)	15	24,919
PulteGroup, Inc.	596	10,960
Toll Brothers, Inc. (I)	360	9,828
Whirlpool Corp.	267	46,495
Internet and catalog retail 1.4%
Amazon.com, Inc. (I)	261	172,153
Expedia, Inc.	322	37,278
Liberty Interactive Corp., Series A (I)	1,460	38,252
Liberty Ventures, Series A (I)	164	6,560
Netflix, Inc. (I)	280	25,208
The Priceline Group, Inc. (I)	55	73,901
TripAdvisor, Inc. (I)	180	11,626
Leisure products 0.3%
Hasbro, Inc.	393	33,264
Mattel, Inc.	987	30,686
Polaris Industries, Inc.	140	13,703
Media 3.5%
AMC Networks, Inc., Class A (I)	53	3,457
Cablevision Systems Corp., Class A	182	6,077
CBS Corp., Class B	751	41,988
Charter Communications, Inc., Class A (I)	174	36,930
Comcast Corp., Class A	2,979	181,004
Discovery Communications, Inc., Series A (I)	740	20,209
Discovery Communications, Inc., Series C (I)	222	5,945
DISH Network Corp., Class A (I)	499	24,596
Liberty Braves Group, Class A (I)	36	563
Liberty Braves Group, Class C (I)	18	270
Liberty Broadband Corp., Series A (I)	20	1,146
Liberty Broadband Corp., Series C (I)	64	3,664

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       13

	Shares	Value
Consumer discretionary (continued)
Media (continued)
Liberty Global PLC, Series A (I)	591	$22,298
Liberty Global PLC, Series C (I)	592	21,667
Liberty Media Group, Series A (I)	90	1,647
Liberty Media Group, Series C (I)	45	815
Liberty SiriusXM Group, Class A (I)	360	11,797
Liberty SiriusXM Group, Class C (I)	181	5,796
Live Nation Entertainment, Inc. (I)	209	4,489
News Corp., Class A	300	3,726
News Corp., Class B	80	1,037
Omnicom Group, Inc.	926	76,830
Scripps Networks Interactive, Inc., Class A	240	14,964
Sirius XM Holdings, Inc. (I)	4,204	16,606
TEGNA, Inc.	711	16,609
The Interpublic Group of Companies, Inc.	1,274	29,226
The Madison Square Garden Company, Class A (I)	20	3,140
The Walt Disney Company	1,471	151,895
Time Warner Cable, Inc.	316	67,027
Time Warner, Inc.	928	69,730
Twenty-First Century Fox, Inc., Class A	1,396	42,243
Twenty-First Century Fox, Inc., Class B	650	19,578
Viacom, Inc., Class A	20	879
Viacom, Inc., Class B	644	26,340
Multiline retail 1.0%
Dollar General Corp.	670	54,880
Dollar Tree, Inc. (I)	605	48,225
Kohl's Corp.	678	30,035
Macy's, Inc.	1,209	47,864
Nordstrom, Inc.	599	30,627
Target Corp.	866	68,847
Specialty retail 3.0%
Advance Auto Parts, Inc.	287	44,801
AutoNation, Inc. (I)	205	10,383
AutoZone, Inc. (I)	45	34,435
Bed Bath & Beyond, Inc. (I)	540	25,499
Best Buy Company, Inc.	842	27,011
Burlington Stores, Inc. (I)	44	2,507
CarMax, Inc. (I)	525	27,799
Dick's Sporting Goods, Inc.	240	11,122
Foot Locker, Inc.	318	19,538
L Brands, Inc.	360	28,184
Lowe's Companies, Inc.	1,286	97,762
O'Reilly Automotive, Inc. (I)	215	56,476

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       14

	Shares	Value
Consumer discretionary (continued)
Specialty retail (continued)
Ross Stores, Inc.	790	$44,856
Sally Beauty Holdings, Inc. (I)	66	2,072
Signet Jewelers, Ltd.	74	8,033
Staples, Inc.	1,383	14,107
The Gap, Inc.	780	18,080
The Home Depot, Inc.	1,258	168,434
The Michaels Companies, Inc. (I)	64	1,820
The TJX Companies, Inc.	840	63,689
Tiffany & Company	320	22,832
Tractor Supply Company	312	29,534
Ulta Salon Cosmetics & Fragrance, Inc. (I)	124	25,827
Williams-Sonoma, Inc.	220	12,932
Textiles, apparel and luxury goods 0.9%
Carter's, Inc.	65	6,934
Coach, Inc.	580	23,357
Columbia Sportswear Company	21	1,230
Hanesbrands, Inc.	768	22,295
lululemon athletica, Inc. (I)	200	13,110
Michael Kors Holdings, Ltd. (I)	306	15,808
NIKE, Inc., Class B	1,302	76,740
PVH Corp.	153	14,627
Ralph Lauren Corp.	180	16,778
Skechers U.S.A., Inc., Class A (I)	105	3,470
Under Armour, Inc., Class A (I)	268	11,776
Under Armour, Inc., Class C (I)	268	10,934
VF Corp.	498	31,399
Consumer staples 9.1%		2,434,777
Beverages 2.0%
Brown-Forman Corp., Class A	50	5,186
Brown-Forman Corp., Class B	260	25,043
Coca-Cola Enterprises, Inc.	760	39,885
Constellation Brands, Inc., Class A	280	43,697
Dr. Pepper Snapple Group, Inc.	611	55,546
Molson Coors Brewing Company, Class B	380	36,339
Monster Beverage Corp. (I)	59	8,509
PepsiCo, Inc.	1,549	159,485
The Coca-Cola Company	3,441	154,157
Food and staples retailing 2.1%
Casey's General Stores, Inc.	34	3,808
Costco Wholesale Corp.	418	61,918
CVS Health Corp.	1,225	123,113
Rite Aid Corp. (I)	1,580	12,719

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       15

	Shares	Value
Consumer staples (continued)
Food and staples retailing (continued)
Sprouts Farmers Market, Inc. (I)	94	$2,639
Sysco Corp.	1,212	55,837
The Kroger Company	2,061	72,939
Wal-Mart Stores, Inc.	1,970	131,734
Walgreens Boots Alliance, Inc.	825	65,406
Whole Foods Market, Inc.	670	19,484
Food products 2.3%
Archer-Daniels-Midland Company	824	32,911
Bunge, Ltd.	420	26,250
Campbell Soup Company	496	30,608
ConAgra Foods, Inc.	1,238	55,165
General Mills, Inc.	1,003	61,524
Hormel Foods Corp.	547	21,087
Ingredion, Inc.	220	25,320
Kellogg Company	486	37,330
McCormick & Company, Inc.	356	33,386
Mead Johnson Nutrition Company	396	34,511
Mondelez International, Inc., Class A	1,872	80,421
Pilgrim's Pride Corp. (I)	104	2,799
Pinnacle Foods, Inc.	162	6,900
Post Holdings, Inc. (I)	38	2,730
The Hain Celestial Group, Inc. (I)	100	4,186
The Hershey Company	492	45,810
The J.M. Smucker Company	260	33,015
The Kraft Heinz Company	194	15,146
The WhiteWave Foods Company (I)	280	11,259
TreeHouse Foods, Inc. (I)	35	3,094
Tyson Foods, Inc., Class A	751	49,431
Household products 1.4%
Church & Dwight Company, Inc.	327	30,313
Colgate-Palmolive Company	864	61,275
Kimberly-Clark Corp.	348	43,566
Spectrum Brands Holdings, Inc.	36	4,090
The Clorox Company	373	46,711
The Procter & Gamble Company	2,504	200,620
Personal products 0.2%
Coty, Inc., Class A	44	1,338
Edgewell Personal Care Company	220	18,055
Herbalife, Ltd. (I)	62	3,593
The Estee Lauder Companies, Inc., Class A	412	39,498
Tobacco 1.1%
Altria Group, Inc.	2,034	127,552

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       16

	Shares	Value
Consumer staples (continued)
Tobacco (continued)
Philip Morris International, Inc.	1,247	$122,356
Reynolds American, Inc.	917	45,483
Energy 5.6%		1,509,027
Energy equipment and services 0.8%
Baker Hughes, Inc.	440	21,278
Core Laboratories NV	20	2,673
FMC Technologies, Inc. (I)	560	17,074
Halliburton Company	772	31,891
Helmerich & Payne, Inc.	303	20,034
National Oilwell Varco, Inc.	500	18,020
Schlumberger, Ltd.	1,274	102,353
Weatherford International PLC (I)	1,236	10,049
Oil, gas and consumable fuels 4.8%
Anadarko Petroleum Corp.	440	23,214
Antero Resources Corp. (I)	20	566
Apache Corp.	552	30,029
Cabot Oil & Gas Corp.	660	15,444
Cheniere Energy Partners LP Holdings LLC	40	779
Cheniere Energy, Inc. (I)	220	8,554
Chevron Corp.	1,990	203,338
Cimarex Energy Company	195	21,232
Columbia Pipeline Group, Inc.	278	7,122
Concho Resources, Inc. (I)	216	25,093
ConocoPhillips	1,585	75,747
Continental Resources, Inc. (I)	160	5,962
Devon Energy Corp.	464	16,092
Diamondback Energy, Inc. (I)	23	1,991
EOG Resources, Inc.	455	37,592
EQT Corp.	280	19,628
Exxon Mobil Corp.	4,074	360,142
Hess Corp.	524	31,241
HollyFrontier Corp.	557	19,829
Kinder Morgan, Inc.	804	14,279
Marathon Oil Corp.	1,230	17,331
Marathon Petroleum Corp.	948	37,048
Newfield Exploration Company (I)	260	9,425
Noble Energy, Inc.	432	15,600
Occidental Petroleum Corp.	620	47,523
ONEOK, Inc.	720	26,028
Phillips 66	539	44,257
Pioneer Natural Resources Company	147	24,417
Range Resources Corp.	220	9,704

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       17

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Spectra Energy Corp.	1,007	$31,489
Tesoro Corp.	359	28,609
The Williams Companies, Inc.	944	18,304
Valero Energy Corp.	986	58,046
Financials 16.5%		4,426,477
Banks 4.5%
Bank of America Corp.	8,152	118,693
BB&T Corp.	965	34,142
CIT Group, Inc.	504	17,423
Citigroup, Inc.	2,158	99,872
Citizens Financial Group, Inc.	607	13,870
Comerica, Inc.	460	20,424
Commerce Bancshares, Inc.	55	2,575
East West Bancorp, Inc.	272	10,197
Fifth Third Bancorp	2,353	43,083
First Republic Bank	299	21,026
Huntington Bancshares, Inc.	2,286	22,997
JPMorgan Chase & Co.	3,731	235,799
KeyCorp	2,350	28,882
M&T Bank Corp.	356	42,122
People's United Financial, Inc.	660	10,230
Regions Financial Corp.	3,540	33,205
Signature Bank (I)	88	12,129
SunTrust Banks, Inc.	1,299	54,220
SVB Financial Group (I)	80	8,342
The PNC Financial Services Group, Inc.	576	50,561
U.S. Bancorp	1,853	79,105
Wells Fargo & Company	4,513	225,560
Zions Bancorporation	445	12,246
Capital markets 2.1%
Affiliated Managers Group, Inc. (I)	126	21,460
Ameriprise Financial, Inc.	583	55,910
BlackRock, Inc.	106	37,771
E*TRADE Financial Corp. (I)	465	11,709
Franklin Resources, Inc.	560	20,910
Invesco, Ltd.	910	28,219
Morgan Stanley	1,384	37,451
Northern Trust Corp.	535	38,028
Raymond James Financial, Inc.	312	16,277
SEI Investments Company	466	22,405
State Street Corp.	610	38,003
T. Rowe Price Group, Inc.	579	43,593

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       18

	Shares	Value
Financials (continued)
Capital markets (continued)
TD Ameritrade Holding Corp.	800	$23,864
The Bank of New York Mellon Corp.	1,400	56,336
The Charles Schwab Corp.	1,281	36,393
The Goldman Sachs Group, Inc.	467	76,639
Consumer finance 0.8%
Ally Financial, Inc. (I)	1,029	18,326
American Express Company	1,011	66,150
Capital One Financial Corp.	880	63,703
Discover Financial Services	1,012	56,945
Navient Corp.	520	7,108
Synchrony Financial (I)	357	10,913
Diversified financial services 1.8%
Berkshire Hathaway, Inc., Class B (I)	1,565	227,676
CBOE Holdings, Inc.	107	6,630
CME Group, Inc.	462	42,462
FactSet Research Systems, Inc.	94	14,171
Intercontinental Exchange, Inc.	141	33,844
Leucadia National Corp.	596	9,941
MarketAxess Holdings, Inc.	21	2,578
Moody's Corp.	500	47,860
MSCI, Inc.	240	18,226
Nasdaq, Inc.	320	19,747
S&P Global, Inc.	491	52,463
Voya Financial, Inc.	324	10,520
Insurance 3.8%
Aflac, Inc.	638	44,003
Alleghany Corp. (I)	37	19,287
American Financial Group, Inc.	239	16,517
American International Group, Inc.	1,082	60,397
AmTrust Financial Services, Inc.	93	2,311
Aon PLC	458	48,145
Arch Capital Group, Ltd. (I)	294	20,724
Arthur J. Gallagher & Company	334	15,377
Assurant, Inc.	61	5,159
Axis Capital Holdings, Ltd.	297	15,821
Brown & Brown, Inc.	260	9,129
Chubb, Ltd.	367	43,255
Cincinnati Financial Corp.	380	25,084
CNA Financial Corp.	92	2,907
Endurance Specialty Holdings, Ltd.	35	2,239
Erie Indemnity Company, Class A, Class A	16	1,510
Everest Re Group, Ltd.	140	25,886

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       19

	Shares	Value
Financials (continued)
Insurance (continued)
FNF Group	374	$11,931
Lincoln National Corp.	720	31,284
Loews Corp.	797	31,625
Markel Corp. (I)	26	23,377
Marsh & McLennan Companies, Inc.	638	40,290
MetLife, Inc.	750	33,825
Old Republic International Corp.	157	2,903
Principal Financial Group, Inc.	860	36,705
Prudential Financial, Inc.	624	48,447
Reinsurance Group of America, Inc.	220	20,948
RenaissanceRe Holdings, Ltd.	42	4,658
The Allstate Corp.	860	55,943
The Hartford Financial Services Group, Inc.	1,320	58,582
The Progressive Corp.	1,481	48,281
The Travelers Companies, Inc.	746	81,985
Torchmark Corp.	340	19,683
Unum Group	796	27,231
W.R. Berkley Corp.	380	21,280
White Mountains Insurance Group, Ltd. (I)	2	1,660
Willis Towers Watson PLC	267	33,348
XL Group PLC	692	22,649
Real estate investment trusts 3.3%
Alexandria Real Estate Equities, Inc.	121	11,247
American Campus Communities, Inc.	58	2,596
American Tower Corp.	411	43,106
Apartment Investment & Management Company, Class A	265	10,616
AvalonBay Communities, Inc.	186	32,883
Boston Properties, Inc.	261	33,632
Brixmor Property Group, Inc.	210	5,303
Camden Property Trust	140	11,302
Crown Castle International Corp.	416	36,142
CubeSmart	76	2,250
DDR Corp.	458	8,015
Digital Realty Trust, Inc.	229	20,147
Duke Realty Corp.	575	12,575
Equinix, Inc.	105	34,687
Equity LifeStyle Properties, Inc.	61	4,178
Equity Residential	477	32,469
Essex Property Trust, Inc.	99	21,825
Extra Space Storage, Inc.	176	14,951
Federal Realty Investment Trust	120	18,250
Forest City Realty Trust, Inc., Class A	160	3,325
General Growth Properties, Inc.	760	21,303

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       20

	Shares	Value
Financials (continued)
Real estate investment trusts (continued)
HCP, Inc.	652	$22,057
Highwoods Properties, Inc.	41	1,916
Host Hotels & Resorts, Inc.	1,336	21,136
Iron Mountain, Inc.	460	16,804
Kilroy Realty Corp.	120	7,777
Kimco Realty Corp.	704	19,796
Lamar Advertising Company, Class A	64	3,971
Liberty Property Trust	224	7,818
Mid-America Apartment Communities, Inc.	97	9,284
National Retail Properties, Inc.	137	5,995
Omega Healthcare Investors, Inc.	175	5,910
Prologis, Inc.	741	33,649
Public Storage	137	33,539
Realty Income Corp.	367	21,726
Regency Centers Corp.	160	11,792
Simon Property Group, Inc.	280	56,328
SL Green Realty Corp.	160	16,813
Sovran Self Storage, Inc.	18	1,912
Spirit Realty Capital, Inc.	299	3,418
Taubman Centers, Inc.	24	1,667
The Macerich Company	253	19,248
UDR, Inc.	427	14,911
Ventas, Inc.	483	30,004
VEREIT, Inc.	400	3,552
Vornado Realty Trust	320	30,634
Weingarten Realty Investors	52	1,920
Welltower, Inc.	440	30,545
Weyerhaeuser Company	2,017	64,786
WP Carey, Inc.	125	7,636
Real estate management and development 0.1%
CBRE Group, Inc., Class A (I)	640	18,963
Jones Lang LaSalle, Inc.	80	9,214
Realogy Holdings Corp. (I)	180	6,433
The Howard Hughes Corp. (I)	31	3,260
Thrifts and mortgage finance 0.1%
New York Community Bancorp, Inc.	1,032	15,511
TFS Financial Corp.	24	430
Health care 13.5%		3,615,576
Biotechnology 2.2%
AbbVie, Inc.	1,020	62,220
Alexion Pharmaceuticals, Inc. (I)	207	28,831
Alkermes PLC (I)	160	6,360

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       21

	Shares	Value
Health care (continued)
Biotechnology (continued)
Alnylam Pharmaceuticals, Inc. (I)	60	$4,022
Amgen, Inc.	723	114,451
Baxalta, Inc.	284	11,914
Biogen, Inc. (I)	234	64,348
BioMarin Pharmaceutical, Inc. (I)	180	15,242
Celgene Corp. (I)	642	66,389
Gilead Sciences, Inc.	1,434	126,493
Incyte Corp. (I)	234	16,911
Ionis Pharmaceuticals, Inc. (I)	100	4,097
Medivation, Inc. (I)	200	11,560
OPKO Health, Inc. (I)	180	1,935
Regeneron Pharmaceuticals, Inc. (I)	84	31,644
Seattle Genetics, Inc. (I)	76	2,696
United Therapeutics Corp. (I)	67	7,048
Vertex Pharmaceuticals, Inc. (I)	240	20,242
Health care equipment and supplies 3.0%
Abbott Laboratories	1,844	71,732
Align Technology, Inc. (I)	35	2,527
Baxter International, Inc.	1,733	76,633
Becton, Dickinson and Company	360	58,054
Boston Scientific Corp. (I)	1,946	42,656
C.R. Bard, Inc.	254	53,891
DENTSPLY SIRONA, Inc.	506	30,158
DexCom, Inc. (I)	45	2,897
Edwards Lifesciences Corp. (I)	460	48,857
Hologic, Inc. (I)	728	24,454
IDEXX Laboratories, Inc. (I)	260	21,931
Intuitive Surgical, Inc. (I)	73	45,724
Medtronic PLC	1,184	93,714
ResMed, Inc.	322	17,968
St. Jude Medical, Inc.	813	61,951
STERIS PLC	35	2,473
Stryker Corp.	431	46,983
Teleflex, Inc.	53	8,256
The Cooper Companies, Inc.	93	14,236
Varian Medical Systems, Inc. (I)	357	28,981
West Pharmaceutical Services, Inc.	35	2,492
Zimmer Biomet Holdings, Inc.	510	59,043
Health care providers and services 3.5%
Acadia Healthcare Company, Inc. (I)	66	4,171
Aetna, Inc.	782	87,795
AmerisourceBergen Corp.	420	35,742

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       22

	Shares	Value
Health care (continued)
Health care providers and services (continued)
Anthem, Inc.	507	$71,370
Cardinal Health, Inc.	523	41,035
Centene Corp. (I)	267	16,543
Cigna Corp. (I)	488	67,608
DaVita HealthCare Partners, Inc. (I)	756	55,868
Envision Healthcare Holdings, Inc. (I)	240	5,431
Express Scripts Holding Company (I)	700	51,611
HCA Holdings, Inc. (I)	320	25,798
Henry Schein, Inc. (I)	253	42,681
Humana, Inc.	297	52,590
Laboratory Corp. of America Holdings (I)	369	46,243
McKesson Corp.	307	51,521
MEDNAX, Inc. (I)	238	16,967
Patterson Companies, Inc.	320	13,872
Premier, Inc., Class A (I)	24	811
Quest Diagnostics, Inc.	640	48,109
UnitedHealth Group, Inc.	1,190	156,699
Universal Health Services, Inc., Class B	331	44,248
VCA, Inc. (I)	58	3,652
Health care technology 0.2%
athenahealth, Inc. (I)	28	3,732
Cerner Corp. (I)	700	39,298
IMS Health Holdings, Inc. (I)	177	4,715
Life sciences tools and services 0.8%
Agilent Technologies, Inc.	983	40,224
Bruker Corp. (I)	59	1,670
Illumina, Inc. (I)	160	21,598
Mettler-Toledo International, Inc. (I)	73	26,130
PerkinElmer, Inc.	200	10,084
Quintiles Transnational Holdings, Inc. (I)	102	7,045
Thermo Fisher Scientific, Inc.	438	63,182
Waters Corp. (I)	273	35,534
Pharmaceuticals 3.8%
Allergan PLC (I)	263	56,955
Bristol-Myers Squibb Company	1,159	83,657
Eli Lilly & Company	957	72,282
Endo International PLC (I)	196	5,292
Jazz Pharmaceuticals PLC (I)	100	15,070
Johnson & Johnson	2,730	305,978
Mallinckrodt PLC (I)	140	8,753
Merck & Company, Inc.	2,787	152,839
Mylan NV (I)	630	26,277

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       23

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Perrigo Company PLC	260	$25,134
Pfizer, Inc.	6,708	219,419
Zoetis, Inc.	815	38,329
Industrials 12.2%		3,280,084
Aerospace and defense 2.7%
B/E Aerospace, Inc.	284	13,811
General Dynamics Corp.	312	43,842
Hexcel Corp.	100	4,527
Honeywell International, Inc.	721	82,389
Huntington Ingalls Industries, Inc.	92	13,319
L-3 Communications Holdings, Inc.	260	34,198
Lockheed Martin Corp.	316	73,432
Northrop Grumman Corp.	360	74,254
Orbital ATK, Inc.	33	2,871
Raytheon Company	608	76,821
Rockwell Collins, Inc.	504	44,448
Spirit AeroSystems Holdings, Inc., Class A (I)	227	10,703
Textron, Inc.	710	27,463
The Boeing Company	660	88,968
TransDigm Group, Inc. (I)	100	22,787
United Technologies Corp.	982	102,491
Air freight and logistics 0.7%
C.H. Robinson Worldwide, Inc.	400	28,388
Expeditors International of Washington, Inc.	480	23,813
FedEx Corp.	438	72,318
United Parcel Service, Inc., Class B	611	64,198
Airlines 0.8%
Alaska Air Group, Inc.	346	24,369
American Airlines Group, Inc.	574	19,912
Delta Air Lines, Inc.	1,319	54,963
JetBlue Airways Corp. (I)	560	11,082
Southwest Airlines Company	1,181	52,684
United Continental Holdings, Inc. (I)	1,047	47,963
Building products 0.3%
Allegion PLC	143	9,359
AO Smith Corp.	98	7,568
Fortune Brands Home & Security, Inc.	304	16,845
Lennox International, Inc.	58	7,827
Masco Corp.	664	20,391
Owens Corning	176	8,108

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       24

	Shares	Value
Industrials (continued)
Commercial services and supplies 0.9%
Cintas Corp.	300	$26,934
Copart, Inc. (I)	63	2,699
KAR Auction Services, Inc.	216	8,122
Republic Services, Inc.	975	45,893
Rollins, Inc.	145	3,896
Stericycle, Inc. (I)	180	17,201
The ADT Corp.	415	17,423
Tyco International PLC	1,218	46,917
Waste Connections, Inc.	300	20,184
Waste Management, Inc.	1,037	60,965
Construction and engineering 0.2%
AECOM (I)	92	2,989
Fluor Corp.	488	26,674
Jacobs Engineering Group, Inc. (I)	312	13,909
Electrical equipment 0.7%
Acuity Brands, Inc.	61	14,877
AMETEK, Inc.	611	29,383
Eaton Corp. PLC	697	44,099
Emerson Electric Company	864	47,200
Hubbell, Inc.	120	12,691
Rockwell Automation, Inc.	360	40,849
Sensata Technologies Holding NV (I)	280	10,548
Industrial conglomerates 1.7%
3M Company	678	113,484
Carlisle Companies, Inc.	151	15,387
Danaher Corp.	612	59,211
General Electric Company	7,467	229,610
Roper Technologies, Inc.	226	39,796
Machinery 2.3%
Allison Transmission Holdings, Inc.	280	8,067
Caterpillar, Inc.	725	56,347
Cummins, Inc.	371	43,418
Deere & Company	574	48,279
Donaldson Company, Inc.	350	11,438
Dover Corp.	657	43,165
Flowserve Corp.	420	20,500
Graco, Inc.	36	2,822
IDEX Corp.	197	16,134
Illinois Tool Works, Inc.	564	58,949
Ingersoll-Rand PLC	740	48,500
Lincoln Electric Holdings, Inc.	140	8,774
PACCAR, Inc.	883	52,018

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       25

	Shares	Value
Industrials (continued)
Machinery (continued)
Parker-Hannifin Corp.	541	$62,767
Pentair PLC	361	20,967
Snap-on, Inc.	140	22,299
Stanley Black & Decker, Inc.	425	47,566
The Middleby Corp. (I)	82	8,990
The Toro Company	34	2,939
WABCO Holdings, Inc. (I)	120	13,459
Wabtec Corp.	163	13,518
Xylem, Inc.	371	15,500
Professional services 0.5%
Equifax, Inc.	380	45,695
IHS, Inc., Class A (I)	125	15,398
ManpowerGroup, Inc.	260	20,028
Nielsen Holdings PLC	193	10,063
Robert Half International, Inc.	340	13,025
TransUnion (I)	24	719
Verisk Analytics, Inc. (I)	304	23,584
Road and rail 1.0%
AMERCO	14	4,928
CSX Corp.	2,155	58,767
Hertz Global Holdings, Inc. (I)	1,204	11,149
J.B. Hunt Transport Services, Inc.	338	28,013
Kansas City Southern	237	22,456
Norfolk Southern Corp.	619	55,778
Old Dominion Freight Line, Inc. (I)	123	8,124
Union Pacific Corp.	1,026	89,498
Trading companies and distributors 0.4%
Fastenal Company	648	30,320
HD Supply Holdings, Inc. (I)	238	8,159
MSC Industrial Direct Company, Inc., Class A	33	2,558
United Rentals, Inc. (I)	180	12,047
W.W. Grainger, Inc.	200	46,904
Watsco, Inc.	16	2,152
Transportation infrastructure 0.0%
Macquarie Infrastructure Corp.	103	7,250
Information technology 17.6%		4,708,979
Communications equipment 1.3%
Arista Networks, Inc. (I)	22	1,466
ARRIS International PLC (I)	158	3,598
Brocade Communications Systems, Inc.	496	4,767
Cisco Systems, Inc.	5,366	147,511

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       26

	Shares	Value
Information technology (continued)
Communications equipment (continued)
CommScope Holding Company, Inc. (I)	220	$6,690
EchoStar Corp., Class A (I)	27	1,105
F5 Networks, Inc. (I)	164	17,179
Harris Corp.	396	31,684
Juniper Networks, Inc.	1,017	23,798
Motorola Solutions, Inc.	380	28,572
Palo Alto Networks, Inc. (I)	75	11,315
QUALCOMM, Inc.	1,464	73,961
Electronic equipment, instruments and components 0.9%
Amphenol Corp., Class A	985	54,993
Arrow Electronics, Inc. (I)	336	20,866
Avnet, Inc.	400	16,448
CDW Corp.	256	9,856
Corning, Inc.	2,192	40,925
Flextronics International, Ltd. (I)	2,076	25,223
FLIR Systems, Inc.	86	2,598
IPG Photonics Corp. (I)	20	1,733
Keysight Technologies, Inc. (I)	200	5,216
TE Connectivity, Ltd.	844	50,201
Trimble Navigation, Ltd. (I)	525	12,574
Internet software and services 2.2%
Akamai Technologies, Inc. (I)	380	19,376
Alphabet, Inc., Class A (I)	418	295,894
Alphabet, Inc., Class C (I)	29	20,097
CoStar Group, Inc. (I)	40	7,892
eBay, Inc. (I)	2,187	53,428
Facebook, Inc., Class A (I)	923	108,526
InterActiveCorp	184	8,527
LinkedIn Corp., Class A (I)	54	6,767
MercadoLibre, Inc.	42	5,245
Twitter, Inc. (I)	140	2,047
VeriSign, Inc. (I)	280	24,192
Yahoo!, Inc. (I)	1,175	43,005
IT services 3.9%
Accenture PLC, Class A	770	86,948
Alliance Data Systems Corp. (I)	176	35,783
Amdocs, Ltd.	566	32,002
Automatic Data Processing, Inc.	716	63,323
Black Knight Financial Services, Inc., Class A (I)	4	128
Broadridge Financial Solutions, Inc.	205	12,267
Cognizant Technology Solutions Corp., Class A (I)	781	45,587
Computer Sciences Corp.	540	17,890

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       27

	Shares	Value
Information technology (continued)
IT services (continued)
CSRA, Inc.	540	$14,018
Fidelity National Information Services, Inc.	797	52,443
First Data Corp., Class A (I)	104	1,185
Fiserv, Inc. (I)	799	78,078
FleetCor Technologies, Inc. (I)	147	22,738
Gartner, Inc. (I)	200	17,434
Genpact, Ltd. (I)	199	5,550
Global Payments, Inc.	222	16,024
IBM Corp.	920	134,265
Jack Henry & Associates, Inc.	160	12,965
MasterCard, Inc., Class A	1,091	105,816
Paychex, Inc.	778	40,549
PayPal Holdings, Inc. (I)	386	15,123
Sabre Corp.	201	5,819
The Western Union Company	1,390	27,800
Total System Services, Inc.	567	28,996
Vantiv, Inc., Class A (I)	204	11,126
Visa, Inc., Class A	1,543	119,181
Xerox Corp.	2,936	28,186
Semiconductors and semiconductor equipment 2.7%
Analog Devices, Inc.	858	48,323
Applied Materials, Inc.	2,336	47,818
Broadcom, Ltd.	418	60,924
First Solar, Inc. (I)	103	5,752
Intel Corp.	6,320	191,370
KLA-Tencor Corp.	540	37,768
Lam Research Corp.	430	32,852
Linear Technology Corp.	685	30,469
Marvell Technology Group, Ltd.	1,124	11,218
Maxim Integrated Products, Inc.	744	26,576
Microchip Technology, Inc.	520	25,267
Micron Technology, Inc. (I)	1,800	19,350
NVIDIA Corp.	1,342	47,681
Qorvo, Inc. (I)	160	7,205
Skyworks Solutions, Inc.	423	28,265
Texas Instruments, Inc.	1,250	71,300
Xilinx, Inc.	794	34,206
Software 3.6%
Activision Blizzard, Inc. (I)	1,097	37,814
Adobe Systems, Inc. (I)	403	37,971
ANSYS, Inc. (I)	191	17,337
Autodesk, Inc. (I)	460	27,517

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       28

	Shares	Value
Information technology (continued)
Software (continued)
CA, Inc.	1,127	$33,427
Cadence Design Systems, Inc. (I)	519	12,036
CDK Global, Inc.	204	9,704
Citrix Systems, Inc. (I)	380	31,099
Electronic Arts, Inc. (I)	636	39,337
Fortinet, Inc. (I)	125	4,064
Intuit, Inc.	431	43,484
Microsoft Corp.	7,238	360,959
NetSuite, Inc. (I)	40	3,242
Nuance Communications, Inc. (I)	568	9,758
Oracle Corp.	3,586	142,938
Red Hat, Inc. (I)	356	26,120
salesforce.com, Inc. (I)	420	31,836
ServiceNow, Inc. (I)	140	10,007
Splunk, Inc. (I)	100	5,198
SS&C Technologies Holdings, Inc.	103	6,298
Symantec Corp.	2,109	35,104
Synopsys, Inc. (I)	386	18,343
The Ultimate Software Group, Inc. (I)	26	5,111
Tyler Technologies, Inc. (I)	20	2,928
VMware, Inc., Class A (I)	100	5,691
Workday, Inc., Class A (I)	80	5,998
Technology hardware, storage and peripherals 3.0%
Apple, Inc.	5,862	549,503
EMC Corp.	2,258	58,956
Hewlett Packard Enterprise Company	2,372	39,518
HP, Inc.	2,314	28,393
NetApp, Inc.	680	16,075
SanDisk Corp.	660	49,586
Seagate Technology PLC	1,161	25,275
Western Digital Corp.	820	33,509
Materials 4.1%		1,084,289
Chemicals 2.6%
Air Products & Chemicals, Inc.	308	44,934
Airgas, Inc.	220	31,337
Albemarle Corp.	241	15,945
Ashland, Inc.	180	20,088
Axalta Coating Systems, Ltd. (I)	187	5,324
Celanese Corp., Series A	414	29,270
CF Industries Holdings, Inc.	1,002	33,136
E.I. du Pont de Nemours & Company	972	64,065
Eastman Chemical Company	500	38,190

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       29

	Shares	Value
Materials (continued)
Chemicals (continued)
Ecolab, Inc.	372	$42,773
FMC Corp.	400	17,304
International Flavors & Fragrances, Inc.	229	27,359
LyondellBasell Industries NV, Class A	457	37,780
Monsanto Company	459	42,999
NewMarket Corp.	18	7,309
PPG Industries, Inc.	382	42,169
Praxair, Inc.	360	42,286
RPM International, Inc.	300	15,159
The Dow Chemical Company	1,098	57,766
The Mosaic Company	400	11,196
The Scotts Miracle-Gro Company, Class A	26	1,840
The Sherwin-Williams Company	149	42,809
The Valspar Corp.	200	21,338
W.R. Grace & Company (I)	135	10,352
Westlake Chemical Corp.	80	4,015
Construction materials 0.2%
Martin Marietta Materials, Inc.	138	23,354
Vulcan Materials Company	320	34,442
Containers and packaging 0.7%
AptarGroup, Inc.	36	2,736
Avery Dennison Corp.	104	7,551
Ball Corp.	460	32,835
Bemis Company, Inc.	61	3,061
Crown Holdings, Inc. (I)	340	18,006
Graphic Packaging Holding Company	244	3,240
International Paper Company	1,281	55,429
Packaging Corp. of America	220	14,274
Sealed Air Corp.	470	22,259
Sonoco Products Company	75	3,517
WestRock Company	287	12,011
Metals and mining 0.6%
Alcoa, Inc.	2,196	24,529
Freeport-McMoRan, Inc.	1,210	16,940
Newmont Mining Corp.	759	26,542
Nucor Corp.	867	43,159
Reliance Steel & Aluminum Company	200	14,794
Southern Copper Corp.	364	10,800
Steel Dynamics, Inc.	320	8,067
Telecommunication services 1.8%		487,091
Diversified telecommunication services 1.7%
AT&T, Inc.	5,200	201,864

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       30

	Shares	Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
CenturyLink, Inc.	1,088	$33,674
Frontier Communications Corp.	2,310	12,844
Level 3 Communications, Inc. (I)	389	20,329
SBA Communications Corp., Class A (I)	271	27,924
Verizon Communications, Inc.	3,339	170,089
Zayo Group Holdings, Inc. (I)	76	1,973
Wireless telecommunication services 0.1%
Sprint Corp. (I)	324	1,111
T-Mobile US, Inc. (I)	440	17,283
Utilities 4.8%		1,287,006
Electric utilities 2.4%
American Electric Power Company, Inc.	956	60,706
Duke Energy Corp.	585	46,086
Edison International	851	60,174
Entergy Corp.	659	49,544
Eversource Energy	695	39,226
Exelon Corp.	1,321	46,354
FirstEnergy Corp.	1,082	35,262
Great Plains Energy, Inc.	94	2,936
ITC Holdings Corp.	320	14,102
NextEra Energy, Inc.	529	62,200
OGE Energy Corp.	581	17,192
Pinnacle West Capital Corp.	350	25,428
PPL Corp.	1,265	47,615
The Southern Company	956	47,896
Westar Energy, Inc.	324	16,722
Xcel Energy, Inc.	1,554	62,207
Gas utilities 0.2%
AGL Resources, Inc.	280	18,441
Atmos Energy Corp.	199	14,437
National Fuel Gas Company	180	9,990
UGI Corp.	480	19,315
Independent power and renewable electricity producers 0.1%
AES Corp.	2,218	24,753
Calpine Corp. (I)	774	12,214
Multi-utilities 2.0%
Alliant Energy Corp.	340	23,977
Ameren Corp.	761	36,528
CenterPoint Energy, Inc.	1,339	28,722
CMS Energy Corp.	720	29,290
Consolidated Edison, Inc.	745	55,577

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       31

			Shares	Value
Utilities (continued)
Multi-utilities (continued)
	Dominion Resources, Inc.		640	$45,741
	DTE Energy Company		521	46,452
	NiSource, Inc.		1,422	32,294
	PG&E Corp.		910	52,962
	Public Service Enterprise Group, Inc.		1,575	72,655
	SCANA Corp.		360	24,728
	Sempra Energy		320	33,072
	TECO Energy, Inc.		234	6,498
	WEC Energy Group, Inc.		603	35,101
Water utilities 0.1%
	American Water Works Company, Inc.		395	28,741
	Aqua America, Inc.		59	1,868
	Yield (%)		Shares	Value
Short-term investments 0.1%
(Cost $28,240)
Money market funds 0.1%				28,240
State Street Institutional Liquid Reserves Fund, Premier Class	0.4600(Y	)	28,240	$28,240
Total investments (Cost $26,045,062)† 100.1%				$26,817,242
Other assets and liabilities, net (0.1%)				($17,048)
Total net assets 100.0%				$26,800,194

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 4-30-16.
†	At 4-30-16, the aggregate cost of investment securities for federal income tax purposes was $26,048,445. Net unrealized appreciation aggregated to $768,797, of which $1,491,851 related to appreciated investment securities and $723,054 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       32

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-16

Assets
Investments, at value (Cost $26,045,062)	$26,817,242
Receivable for investments sold	2,132
Dividends and interest receivable	20,652
Other receivables and prepaid expenses	21,280
Total assets	26,861,306
Liabilities
Payable for investments purchased	10,473
Payable to affiliates
Accounting and legal services fees	594
Investment management fees	4,431
Other liabilities and accrued expenses	45,614
Total liabilities	61,112
Net assets	$26,800,194
Net assets consist of
Paid-in capital	$25,920,276
Undistributed net investment income	115,732
Accumulated net realized gain (loss) on investments	(7,994)
Net unrealized appreciation (depreciation) on investments	772,180
Net assets	$26,800,194

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Net assets	$26,800,194
Shares outstanding	1,004,107
Net asset value per share	$26.69

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       33

STATEMENT OF OPERATIONS  For the period ended 4-30-16 1

Investment income
Dividends	$233,902
Interest	28
Total investment income	233,930
Expenses
Investment management fees	32,652
Accounting and legal services fees	2,430
Transfer agent fees	4,417
Trustees' fees	91
Printing and postage	7,180
Professional fees	33,746
Custodian fees	11,039
Registration and filing fees	6,499
Stock exchange listing fees	725
Other	2,818
Total expenses	101,597
Less expense reductions	(63,503)
Net expenses	38,094
Net investment income	195,836
Realized and unrealized gain (loss)
Net realized gain (loss) on investments	(7,748)
Change in net unrealized appreciation (depreciation) of investments	772,180
Net realized and unrealized gain	764,432
Increase in net assets from operations	$960,268

1	Period from 9-28-15 (commencement of operations) to 4-30-16.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       34

STATEMENT OF CHANGES IN NET ASSETS

Period ended 4-30-16[1]
Increase (decrease) in net assets
From operations
Net investment income	$195,836
Net realized loss	(7,748)
Change in net unrealized appreciation (depreciation)	772,180
Increase in net assets resulting from operations	960,268
Distributions to shareholders
From net investment income	(80,700)
From fund share transactions
Shares issued	25,820,626
Total increase	26,700,194
Net assets
Beginning of period	100,000
End of period	$26,800,194
Undistributed net investment income	$115,732
Share activity
Shares outstanding
Beginning of period	4,000
Shares issued	1,000,107
End of period	1,004,107

1	Period from 9-28-15 (commencement of operations) to 4-30-16.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       35

Financial highlights

Period ended	4-30-16	[1]
Per share operating performance
Net asset value, beginning of period	$24.35
Net investment income[2]	0.27
Net realized and unrealized gain on investments	2.17
Total from investment operations	2.44
Less distributions
From net investment income	(0.10)
Net asset value, end of period	$26.69
Total return (%)[3]	10.01	[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$27
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93	[5]
Expenses including reductions	0.35	[5]
Net investment income	1.80	[5]
Portfolio turnover (%)[6]	6

1	Period from 9-28-15 (commencement of operations) to 4-30-16.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the period.
4	Not annualized.
5	Annualized.
6	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       36

Notes to financial statements

Note 1 — Organization

John Hancock Multifactor Large Cap ETF (the fund) is a series of the John Hancock Exchange-Traded Fund Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Large Cap Index. The John Hancock Dimensional Large Cap Index is a rules-based index of large-cap U.S. stocks that have been selected based on sources of expected returns. Securities eligible for inclusion in the index are classified according to their market capitalization, relative price, and profitability, and are weighted accordingly in favor of smaller, less expensive, more profitable companies.

The fund commenced operations on September 28, 2015.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission (SEC) and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       37

securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of April 30, 2016, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A.as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statement of operations.

For the period ended April 30, 2016, the fund had no borrowings under the line of credit.

Overdrafts. Pursuant to the custodian agreement, the fund's custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, net capital losses of $4,611 that are the result of security transactions occurring after October 31, 2015, are treated as occurring on May 1, 2016, the first day of the fund's next taxable year.

As of April 30, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       38

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund will declare and pay dividends semiannually from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.

The tax character of distributions for the period ended April 30, 2016 was as follows:

April 30, 2016
Ordinary Income	$80,456
Long term capital gains	244
Total	$80,700

As of April 30, 2016, the components of distributable earnings on a tax basis consisted of $115,732 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at April 30, 2016.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. The Advisor is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor, equivalent on an annual basis to the sum of: (a) 0.300% of the first $300 million of the fund's average daily net assets; and (b) 0.280% of the fund's average daily net assets in excess of $300 million. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the period ended April 30, 2016, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.35% of average annual net assets (on an annualized basis). Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees, and (h) short dividend expenses. The expense limitation expires on August 31, 2017, unless renewed by mutual agreement of the fund and the Advisor based on a determination that this is appropriate under the circumstances at that time.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       39

For the period ended April 30, 2016, the expense reductions described above amounted to $63,503.

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period April 30, 2016 were equivalent to a net annual effective rate of 0.00% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the period ended April 30, 2016 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Capital share transactions

The fund will issue and redeem shares at NAV only in a large specified number of shares, each called a "creation unit, "or multiples thereof, that consist of 50,000 shares. Only authorized participants may engage in creation or redemption transactions directly with the fund. Such transactions generally take place when an authorized participant deposits into the fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the fund in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the fund and a specified amount of cash. For purposes of US GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of the fund. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. Individual shares of the fund may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the fund are listed and traded on the NYSE Arca, Inc., trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.

Affiliates of the fund owned 58% of shares outstanding on April 30, 2016.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than in-kind transactions and short-term securities, amounted to $1,161,946 and $1,038,148, respectively, for the period ended April 30, 2016. Securities received and delivered from in-kind transactions aggregated $25,905,506 and $0, respectively, for the period ended April 30, 2016.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       40

AUDITOR'S REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Exchange-Traded Fund Trust and John Hancock Multifactor Large Cap ETF:

In our opinion, the accompanying statement of assets and liabilities, including the fund's investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Multifactor Large Cap ETF (the "Fund") at April 30, 2016, the results of its operations, the changes in its net assets and the financial highlights for the period September 28, 2015 (commencement of operations) through April 30, 2016, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at April 30, 2016 by correspondence with the custodian, and broker and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 17, 2016

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       41

TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended April 30, 2016.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The fund designated $244 in capital gain dividends.

Eligible shareholders will be mailed a 2016 Form 1099-DIV in early 2017. This will reflect the tax character of all distributions paid in calendar year 2016.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       42

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

James M. Oates, Born: 1946	2015	230
Trustee and Chairperson of the Board
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2015	230
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2015	230
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2015	230
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Grace K. Fey, Born: 1946	2015	230
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       43

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Theron S. Hoffman,[2] Born: 1947	2015	230
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2015	230
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Hassell H. McClellan, Born: 1945	2015	230
Trustee
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2015	230
Trustee and Vice Chairperson of the Board
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (since 2014); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, and Vice Chairperson of the Board, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       44

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Gregory A. Russo, Born: 1949	2015	230
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

James R. Boyle, Born: 1959	2015	230
Non-Independent Trustee
Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (since 2014); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Craig Bromley, Born: 1966	2015	230
Non-Independent Trustee
President, John Hancock Financial Service (since 2012); Senior Executive Vice President and General Manager, U.S. Division, Manulife Financial Corporation (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife Japan) (2005-2012, including prior positions). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Warren A. Thomson, Born: 1955	2015	230
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       45

Principal officers who are not Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) during past 5 years	Officer of the Trust since

Andrew G. Arnott, Born: 1971	2014
President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust (since 2015); President, John Hancock Exchange-Traded Fund Trust (since 2014).

John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Chief Legal Officer and Secretary, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2014
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Charles A. Rizzo, Born: 1957	2014
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Salvatore Schiavone, Born: 1965	2014
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 35 other John Hancock funds consisting of 25 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       46

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Dimensional Fund Advisors LP

Principal distributor

Foreside Fund Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

State Street Bank and Trust Company

Legal counsel

Dechert LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Stock symbol

NYSE Arca: JHML

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com/etf or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com/etf	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       47

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

ESG All Cap Core

ESG Large Cap Core

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios

Retirement Living Portfolios

Retirement Living II Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC (Foreside), and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP. Mutual funds and certain closed-end funds are distributed by John Hancock Funds, LLC. Member FINRA/SIPC.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in the John Hancock Multifactor ETFs (Multifactor ETFs). Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP guarantees the accuracy and/or the completeness of the John Hancock Dimensional Indexes (the "Indexes") or any data included therein, and neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP shall have any liability for any errors, omissions, or interruptions therein. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any warranty, express or implied, as to results to be obtained by the Multifactor ETFs, owners of the shares of the Multifactor ETFs or any other person or entity from the use of the Indexes, trading based on the Indexes, or any data included therein, either in connection with the Multifactor ETFs or for any other use. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall either John Hancock Advisers, LLC or Dimensional Fund Advisors LP have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indexes, even if notified of the possibility of such damages.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investments 601 Congress Street ■ Boston, MA 02210 800-225-5291 ■ jhinvestments.com/etf
This report is for the information of the shareholders of John Hancock Multifactor Large Cap ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
JHAN-2016-05-09-0306	850A 4/16 6/16

John Hancock

Multifactor Utilities ETF
JHMU

Annual report 4/30/16
ETF

John Hancock
Multifactor Utilities ETF

2	Portfolio summary
4	Premium/discount analysis
5	Your expenses
7	Fund's investments
9	Financial statements
12	Financial highlights
13	Notes to financial statements
17	Auditor's report
18	Evaluation of advisory and subadvisory agreements by the Board of Trustees
23	Trustees and Officers
27	More information

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR UTILITIES ETF       1

Portfolio summary

INVESTMENT OBJECTIVE

The fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Utilities Index.

INDUSTRY COMPOSITION AS OF 4/30/16 (%)

A note about risks

While the fund holds large-cap as well as mid- and small-cap companies, the prices of medium and smaller company stocks can change more frequently and dramatically than those of large companies. Value stocks may underperform other segments of the market. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Investments focused in one sector or industry may fluctuate more dramatically than investments in a wider variety of sectors or industries. Companies in the utilities sector may be affected by general economic conditions, supply and demand, financing and operating costs, rate caps, interest rates, liabilities arising from governmental or civil actions, consumer confidence and spending, competition, resource conservation and depletion, manmade or natural disasters, geopolitical events, and environmental and other government regulations. Exchange-traded fund shares are bought and sold through exchange trading at market price (not NAV), and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and the fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual market conditions. Errors in the construction or calculation of the fund's index may occur from time to time. Brokerage commissions will reduce returns. Please see the fund's prospectus for additional risks.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR UTILITIES ETF       2

TOP 10 HOLDINGS AS OF 4/30/16 (%)

Consolidated Edison, Inc.	5.7
Exelon Corp.	5.3
Public Service Enterprise Group, Inc.	4.8
American Electric Power Company, Inc.	4.2
FirstEnergy Corp.	4.1
Eversource Energy	3.6
Xcel Energy, Inc.	3.5
NextEra Energy, Inc.	3.5
Duke Energy Corp.	3.4
Dominion Resources, Inc.	3.2
TOTAL	41.3
As a percentage of net assets.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR UTILITIES ETF       3

Premium/discount analysis

ETF shares are bought and sold through exchange trading at market price—not net asset value (NAV)—and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. Additionally due to various factors, a fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual conditions.

A premium exists when the closing market price is trading above NAV, while a discount indicates that the closing market price is trading below NAV. The differences are expressed as basis points, with one basis point equaling 1/100 of 1%.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV. The closing market price is determined using the bid/ask midpoint as reported on the NYSE Arca, Inc., at 4 P.M. Eastern time, when the NAV is typically calculated.

Period Ended April 30, 2016

	Closing price below NAV		Closing price above or equal to NAV
Basis point differential	Number of days	% of Total days	Number of days	% of Total days
0 - < 25	1	4.16%	22	91.67%
25 - < 50	0	0.00%	1	4.17%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	1	4.16%	23	95.84%

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR UTILITIES ETF       4

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which may include creation and redemption fees and brokerage charges.
•	Ongoing operating expenses, including management fees and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on March 28, 2016, with the same investment held until April 30, 2016.

Account value on 3-28-2016	Ending value on 4-30-2016	Expenses paid during period ended 4-30-2016[1]	Annualized expense ratio
$1,000.00	$997.30	$0.45	0.50%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2016, by $1,000.00, then multiply it by the "expenses paid" from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR UTILITIES ETF       5

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2015, with the same investment held until April 30, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Account value on 11-1-2015	Ending value on 4-30-2016	Expenses paid during period ended 4-30-2016[2]	Annualized expense ratio
$1,000.00	$1,022.40	$2.51	0.50%

Remember, these examples do not include any transaction costs. The fund charges a transaction fee per creation unit to those creating or redeeming creation units, and those buying or selling shares in the secondary market will incur customary brokerage commissions and charges. Therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	The inception date for the fund is 3-28-2016. Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 33/366 (to reflect the period).
2	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR UTILITIES ETF       6

Fund's investments

As of 4-30-16
	Shares	Value
Common stocks 99.9%		$4,965,037
(Cost $4,982,599)
Energy 1.3%		65,215
Oil, gas and consumable fuels 1.3%
ONEOK, Inc.	1,804	65,215
Utilities 98.6%		4,899,822
Electric utilities 44.9%
American Electric Power Company, Inc.	3,260	207,010
Duke Energy Corp.	2,172	171,110
Edison International	2,204	155,845
Entergy Corp.	1,692	127,205
Eversource Energy	3,192	180,156
Exelon Corp.	7,528	264,158
FirstEnergy Corp.	6,192	201,797
Great Plains Energy, Inc.	1,524	47,595
IDACORP, Inc.	364	26,474
ITC Holdings Corp.	1,396	61,522
NextEra Energy, Inc.	1,468	172,607
Pinnacle West Capital Corp.	992	72,069
Portland General Electric Company	728	28,916
PPL Corp.	3,304	124,363
The Southern Company	2,652	132,865
Westar Energy, Inc.	1,628	84,021
Xcel Energy, Inc.	4,320	172,930
Gas utilities 7.0%
AGL Resources, Inc.	820	54,005
Atmos Energy Corp.	1,004	72,840
National Fuel Gas Company	576	31,968
New Jersey Resources Corp.	416	14,843
ONE Gas, Inc.	484	28,299
Southwest Gas Corp.	420	27,262
Spire, Inc.	344	22,002
UGI Corp.	1,724	69,374
WGL Holdings, Inc.	388	26,341
Independent power and renewable electricity producers 3.4%
AES Corp.	6,528	72,852
Calpine Corp. (I)	3,180	50,180
NRG Energy, Inc.	2,924	44,152
Multi-utilities 40.3%
Alliant Energy Corp.	1,152	81,239
Ameren Corp.	3,212	154,176

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR UTILITIES ETF       7

	Shares	Value
Utilities (continued)
Multi-utilities (continued)
Black Hills Corp.	296	$17,935
CenterPoint Energy, Inc.	6,016	129,043
CMS Energy Corp.	2,588	105,280
Consolidated Edison, Inc.	3,808	284,077
Dominion Resources, Inc.	2,236	159,807
DTE Energy Company	1,360	121,258
NiSource, Inc.	4,184	95,019
NorthWestern Corp.	280	15,915
PG&E Corp.	2,568	149,458
Public Service Enterprise Group, Inc.	5,172	238,582
SCANA Corp.	1,544	106,057
Sempra Energy	1,016	105,004
TECO Energy, Inc.	2,180	60,539
Vectren Corp.	940	45,919
WEC Energy Group, Inc.	2,356	137,143
Water utilities 3.0%
American Water Works Company, Inc.	1,576	114,670
Aqua America, Inc.	1,072	33,940
Total investments (Cost $4,982,599)† 99.9%		$4,965,037
Other assets and liabilities, net 0.1%		$6,311
Total net assets 100.0%		$4,971,348

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
†	At 4-30-16, the aggregate cost of investment securities for federal income tax purposes was $4,982,599. Net unrealized depreciation aggregated to $17,562, of which $54,017 related to appreciated investment securities and $71,579 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR UTILITIES ETF       8

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-16

Assets
Investments, at value (Cost $4,982,599)	$4,965,037
Dividends and interest receivable	5,109
Receivable due from advisor	21,103
Other receivables and prepaid expenses	17,730
Total assets	5,008,979
Liabilities
Due to custodian	8,195
Payable to affiliates
Accounting and legal services fees	13
Other liabilities and accrued expenses	29,423
Total liabilities	37,631
Net assets	$4,971,348
Net assets consist of
Paid-in capital	$4,984,530
Undistributed net investment income	4,380
Net unrealized appreciation (depreciation) on investments	(17,562)
Net assets	$4,971,348

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Net assets	$4,971,348
Shares outstanding	200,000
Net asset value per share	$24.86

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR UTILITIES ETF       9

STATEMENT OF OPERATIONS  For the period ended 4-30-16 1

Investment income
Dividends	$6,505
Total investment income	6,505
Expenses
Investment management fees	2,022
Accounting and legal services fees	83
Transfer agent fees	167
Trustees' fees	2
Printing and postage	5,095
Professional fees	18,064
Custodian fees	1,127
Stock exchange listing fees	631
Total expenses	27,191
Less expense reductions	(24,943)
Net expenses	2,248
Net investment income	4,257
Realized and unrealized gain (loss)
Change in net unrealized appreciation (depreciation) of investments	(17,562)
Net realized and unrealized loss	(17,562)
Decrease in net assets from operations	($13,305)

1	Period from 3-28-16 (commencement of operations) to 4-30-16.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR UTILITIES ETF       10

STATEMENT OF CHANGES IN NET ASSETS

Period ended 4-30-16[1]
Increase (decrease) in net assets
From operations
Net investment income	$4,257
Change in net unrealized appreciation (depreciation)	(17,562)
Decrease in net assets resulting from operations	(13,305)
From fund share transactions
Shares issued	4,984,653
Total increase	4,971,348
Net assets
Beginning of period	—
End of period	$4,971,348
Undistributed net investment income	$4,380
Share activity
Shares issued	200,000
End of period	200,000

1	Period from 3-28-16 (commencement of operations) to 4-30-16.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR UTILITIES ETF       11

Financial highlights

Period ended	4-30-16[1]
Per share operating performance
Net asset value, beginning of period	$24.92
Net investment income[2]	0.02
Net realized and unrealized loss on investments	(0.08)
Total from investment operations	(0.06)
Net asset value, end of period	$24.86
Total return at net asset value (%)[3]	(0.27	) [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	6.05	[5]
Expenses including reductions	0.50	[5]
Net investment income	0.95	[5]
Portfolio turnover (%)[6]	0

1	Period from 3-28-16 (commencement of operations) to 4-30-16.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the period.
4	Not annualized.
5	Annualized.
6	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR UTILITIES ETF       12

Notes to financial statements

Note 1 — Organization

John Hancock Multifactor Utilities ETF (the fund) is a series of the John Hancock Exchange-Traded Fund Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Utilities Index. The John Hancock Dimensional Utilities Index is a rules-based index of U.S. utility stocks that have been selected based on sources of expected returns. Securities eligible for inclusion in the index are classified according to their market capitalization, relative price, and profitability, and are weighted accordingly in favor of smaller, less expensive, more profitable companies.

The fund commenced operations on March 28, 2016.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission (SEC) and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR UTILITIES ETF       13

securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of April 30, 2016, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Overdrafts. Pursuant to the custodian agreement, the fund's custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of April 30, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund will declare and pay dividends semiannually from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.

As of April 30, 2016, the components of distributable earnings on a tax basis consisted of $4,380 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at April 30, 2016.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR UTILITIES ETF       14

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. The Advisor is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.450% of the first $300 million of the fund's average daily net assets; and (b) 0.420% of the fund's average daily net assets in excess of $300 million. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the period ended April 30, 2016, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.50% of average annual net assets (on an annualized basis). Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees, and (h) short dividend expenses. The expense limitation expires on August 31, 2017, unless renewed by mutual agreement of the fund and the Advisor based on a determination that this is appropriate under the circumstances at that time.

For the period ended April 30, 2016, the expense reductions described above amounted to $24,943.

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period April 30, 2016 were equivalent to a net annual effective rate of 0.00% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the period ended April 30, 2016 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Capital share transactions

The fund will issue and redeem shares at NAV only in a large specified number of shares, each called a "creation unit," or multiples thereof, that consist of 50,000 shares. Only authorized participants may engage in creation or redemption transactions directly with the fund. Such transactions generally take place when an authorized participant deposits into the fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the fund in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the fund and a specified amount of cash. For purposes of US GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of the fund. The transaction fee is used to defray the

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR UTILITIES ETF       15

costs associated with the issuance and redemption of creation units. Individual shares of the fund may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the fund are listed and traded on the NYSE Arca, Inc., trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than in-kind transactions and short-term securities, amounted to $0 and $0, respectively, for the period ended April 30, 2016. Securities received and delivered from in-kind transactions aggregated $4,982,599 and $0, respectively, for the period ended April 30, 2016.

Note 7 — Industry or sector risk

The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's net asset value more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR UTILITIES ETF       16

AUDITOR'S REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Exchange-Traded Fund Trust and John Hancock Multifactor Utilities ETF:

In our opinion, the accompanying statement of assets and liabilities, including the fund's investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Multifactor Utilities ETF (the "Fund") at April 30, 2016, the results of its operations, the changes in its net assets and the financial highlights for the period March 28, 2016 (commencement of operations) through April 30, 2016, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at April 30, 2016 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 17, 2016

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR UTILITIES ETF       17

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on March 8-10, 2016, the Board of Trustees (the Board) of John Hancock Exchange-Traded Fund Trust (the Trust), including all of the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), approved the John Hancock Multifactor Utilities ETF (the New Fund).

This section describes the evaluation by the Board of:

(a)	an advisory agreement between the Trust and John Hancock Advisers, LLC (the Advisor) (the Advisory Agreement); and
(b)	a subadvisory agreement between the Advisor and Dimensional Fund Advisors LP (the Subadvisor) with respect to the New Fund (the Subadvisory Agreement).

In considering the Advisory Agreement and the Subadvisory Agreement with respect to the New Fund, the Board received in advance of the meetings a variety of materials relating to the New Fund, the Advisor and the Subadvisor, including comparative expense information for a peer group of similar exchange-traded funds and a broader universe of exchange-traded funds, simulated performance information of the New Fund's underlying index (Underlying Index) as compared to applicable benchmarks, and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services to be provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's anticipated profitability in connection with its proposed relationship to the New Fund and any compensation paid to affiliates of the Advisor. The Board also took into account discussions with management and information provided to the Board members at prior meetings with respect to the services provided by the Advisor and the Subadvisor to other John Hancock Funds (the Funds), including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisor with respect to the other Funds that it manages. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the New Fund by the Advisor and/or its affiliates, including administrative services. The Board members also took into account information with respect to other exchange-traded funds in the Trust and the Subadvisor provided at in-person meetings held over the past year.

Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by legal counsel for the Trust, and the Independent Trustees were also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreement and Subadvisory Agreement and discussed the proposed Advisory Agreement and Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the New Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board members' conclusions may have been based in part on its consideration of the advisory and subadvisory arrangements for other Funds in prior years.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services to be provided to the New Fund, the Board considered information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history. The Board members also noted that, on a regular basis, they

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR UTILITIES ETF       18

receive and review information from the Funds' Chief Compliance Officer (CCO) regarding the Funds' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board considered the investment strategy and Underlying Index of the New Fund. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor would be responsible for the management of the day-to-day operations of the New Fund, including but not limited to, general supervision of and coordination of the services to be provided by the Subadvisor, and also would be responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers, including the New Fund's distributor.

In considering the nature, extent and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management of other Funds and the quality of the performance of the Advisor's duties with respect to other Funds, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a trustee of the other trusts in the complex.

In the course of its deliberations regarding the Advisory Agreement, the Board members considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Funds' affairs and its subadvisory relationships, including those with the Subadvisor, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications, and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the Funds;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the New Fund; and
(f)	the Advisor's reputation and experience in serving as an investment advisor to the Funds, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that Advisor may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the New Fund.

Investment performance. In connection with its consideration of the Advisory Agreement, the Board considered, the New Fund's investment strategy and processes, including the fact that the New Fund will seek performance that closely corresponds to its Underlying Index, which was developed by, and will be maintained, by, the Subadvisor. The Board also considered the simulated performance of the New Fund's Underlying Index as compared to applicable benchmarks.

Fees and Expenses. The Board reviewed comparative information including, among other data, the New Fund's anticipated fees and expenses as compared to similarly situated exchange-traded funds deemed to be comparable to the New Fund. The Board took into account management's discussion of the New Fund's anticipated expenses. The Board took into account management's discussion with respect to the proposed advisory/subadvisory fee structure, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fees. The Board also noted that the Advisor, and not the New Fund, would be responsible for paying the subadvisory fees and that such fees are negotiated at arm's length with respect to the Subadvisor. The Board also noted that the Advisor has contractually agreed to waive fees and/or reimburse expenses with respect to the New Fund for a specified period. The Board concluded that the advisory fees to be paid by the New Fund are reasonable in relation to the nature, extent and quality of the services expected to be provided.

Profitability/Indirect Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the New Fund, the Board:

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR UTILITIES ETF       19

(a)	noted that because the New Fund was not yet in existence, no actual revenue, cost or profitability data was available for the Board to review;
(b)	reviewed and considered information presented by the Advisor regarding the advisory fees and advisory spreads prior to distribution, operations and overhead for the New Fund;
(c)	noted that the Advisor will derive reputational and other indirect benefits from providing advisory services to the New Fund;
(d)	noted that the subadvisory fee for the New Fund will be paid by Advisor and was negotiated at arm's length;
(e)	noted that the Advisor will also pay the Subadvisor a license fee in connection with the New Fund's use of the Underlying Index; and
(f)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the New Fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the anticipated level of profitability, if any, of the Advisor and its affiliates from their relationship with the New Fund is reasonable and not excessive.

Economies of Scale. In considering the extent to which economies of scale would be realized if the New Fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse or pay operating expenses of the New Fund to reduce operating expenses for a specified period of time;
(b)	reviewed the New Fund's advisory fee structure and concluded that: (i) the New Fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the New Fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the New Fund to benefit from economies of scale if the New Fund grows. The Board also took into account management's discussion of the New Fund's advisory fee structure; and
(c)	the Board also considered the potential effect of the New Fund's future growth in size on its performance and fees. The Board also noted that if the New Fund's assets increase over time, the New Fund may realize other economies of scale and the Board would consider whether additional breakpoints would be appropriate at that time.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(a)	information relating to the Subadvisor's business, including current subadvisory services (to other funds in the John Hancock family of funds);
(b)	the simulated performance of the Underlying Index developed by the Subadvisor as compared to applicable benchmarks;
(c)	the proposed advisory fee and total expense ratio for the New Fund, including any breakpoints, and comparable fee information prepared by an independent third party provider of fund data; and
(d)	information relating to the nature and scope of any material relationships and their significance to the New Fund's Advisor and Subadvisor.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR UTILITIES ETF       20

Nature, Extent, and Quality of Services. With respect to the services to be provided by the Subadvisor, the Board members received and reviewed information provided to the Board by the Subadvisor with respect to the New Fund and took into account information presented throughout the past year with respect to Funds in the complex managed by the Advisor and subadvised by the Subadvisor, including other exchange-traded funds. In this regard, the Board members considered the Subadvisor's current level of staffing and its overall resources, as well as considered information relating to the Subadvisor's compensation program. The Board members reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who will provide services to the New Fund. The Board members also considered the Subadvisor's risk assessment and monitoring processes. The Board members noted that the Advisor conducts regular periodic reviews of the Subadvisor and its operations in regard to the Funds, including regarding investment processes and organizational and staffing matters. The Board members also noted that the Funds' CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which include evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board members also took into account the financial condition of the Subadvisor. The Board considered the Subadvisor's investment processes and philosophies. The Board took into account that the New Fund will seek performance that closely corresponds to its Underlying Index, which was developed by, and will be maintained, by, the Subadvisor.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the New Fund. The Board members also considered information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreement.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor will serve as the index provider for the New Fund and for other exchange-traded funds in the complex, as well as arrangements in which the Subadvisor or its affiliates provide advisory, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, including other exchange-traded funds, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the New Fund, such as the opportunity to provide advisory services to additional John Hancock Funds and reputational benefits.

Subadvisory fees. The Board considered that the New Fund will pay advisory fees to the Advisor and that, in turn, the Advisor will pay subadvisory fees to the Subadvisor. The Board considered the New Fund's fees and expenses as compared to similarly situated exchange-traded funds deemed to be comparable to the New Fund. The Board also considered that the Subadvisor receives additional compensation from the Advisor in connection with its role as index provider for the New Fund.

Subadvisor performance. The Board considered the New Fund's investment strategy and processes, including the fact that the New Fund will seek performance that closely corresponds to its Underlying Index and that its Underlying Index has been developed by, and will be maintained by, the Subadvisor. The Board also considered simulated performance of the Underlying Index as compared to applicable benchmarks. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR UTILITIES ETF       21

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	The Subadvisor has extensive experience and demonstrated skills as a manager, and currently subadvises other Funds in the complex, including other exchange-traded funds, and the Board is generally satisfied with the Subadvisor's management of these Funds, and may reasonably be expected to provide a high quality of investment management services to the New Fund;
(2)	the proposed subadvisory fees are reasonable in relation to the level and quality of services to be provided; and
(3)	subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the New Fund in order to permit shareholders to benefit from economies of scale if and as the New Fund grows.
* * *

Based on the Board's evaluation of all factors that it deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the New Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR UTILITIES ETF       22

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

James M. Oates, Born: 1946	2015	230
Trustee and Chairperson of the Board
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2015	230
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2015	230
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2015	230
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Grace K. Fey, Born: 1946	2015	230
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR UTILITIES ETF       23

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Theron S. Hoffman,[2] Born: 1947	2015	230
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2015	230
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Hassell H. McClellan, Born: 1945	2015	230
Trustee
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2015	230
Trustee and Vice Chairperson of the Board
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (since 2014); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, and Vice Chairperson of the Board, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR UTILITIES ETF       24

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Gregory A. Russo, Born: 1949	2015	230
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

James R. Boyle, Born: 1959	2015	230
Non-Independent Trustee
Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (since 2014); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Craig Bromley, Born: 1966	2015	230
Non-Independent Trustee
President, John Hancock Financial Service (since 2012); Senior Executive Vice President and General Manager, U.S. Division, Manulife Financial Corporation (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife Japan) (2005-2012, including prior positions). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Warren A. Thomson, Born: 1955	2015	230
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR UTILITIES ETF       25

Principal officers who are not Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) during past 5 years	Officer of the Trust since

Andrew G. Arnott, Born: 1971	2014
President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust (since 2015); President, John Hancock Exchange-Traded Fund Trust (since 2014).

John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Chief Legal Officer and Secretary, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2014
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Charles A. Rizzo, Born: 1957	2014
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Salvatore Schiavone, Born: 1965	2014
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 35 other John Hancock funds consisting of 25 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR UTILITIES ETF       26

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Dimensional Fund Advisors LP

Principal distributor

Foreside Fund Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

State Street Bank and Trust Company

Legal counsel

Dechert LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Stock symbol

NYSE Arca: JHMU

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com/etf or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com/etf	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR UTILITIES ETF       27

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

ESG All Cap Core

ESG Large Cap Core

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios

Retirement Living Portfolios

Retirement Living II Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC (Foreside), and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP. Mutual funds and certain closed-end funds are distributed by John Hancock Funds, LLC. Member FINRA/SIPC.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in the John Hancock Multifactor ETFs (Multifactor ETFs). Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP guarantees the accuracy and/or the completeness of the John Hancock Dimensional Indexes (the "Indexes") or any data included therein, and neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP shall have any liability for any errors, omissions, or interruptions therein. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any warranty, express or implied, as to results to be obtained by the Multifactor ETFs, owners of the shares of the Multifactor ETFs or any other person or entity from the use of the Indexes, trading based on the Indexes, or any data included therein, either in connection with the Multifactor ETFs or for any other use. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall either John Hancock Advisers, LLC or Dimensional Fund Advisors LP have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indexes, even if notified of the possibility of such damages.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investments 601 Congress Street ■ Boston, MA 02210 800-225-5291 ■ jhinvestments.com/etf
This report is for the information of the shareholders of John Hancock Multifactor Utilities ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
JHAN-2016-05-09-0311	860A 4/16 6/16

John Hancock

Multifactor Materials ETF
JHMA

Annual report 4/30/16
ETF

John Hancock
Multifactor Materials ETF

2	Portfolio summary
4	Premium/discount analysis
5	Your expenses
7	Fund's investments
9	Financial statements
12	Financial highlights
13	Notes to financial statements
17	Auditor's report
18	Evaluation of advisory and subadvisory agreements by the Board of Trustees
23	Trustees and Officers
27	More information

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MATERIALS ETF       1

Portfolio summary

INVESTMENT OBJECTIVE

The fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Materials Index.

INDUSTRY COMPOSITION AS OF 4/30/16 (%)

A note about risks

While the fund holds large-cap as well as mid- and small-cap companies, the prices of medium and smaller company stocks can change more frequently and dramatically than those of large companies. Value stocks may underperform other segments of the market. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Investments focused in one sector or industry may fluctuate more dramatically than investments in a wider variety of sectors or industries. Exchange-traded fund shares are bought and sold through exchange trading at market price (not NAV), and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and the fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual market conditions. Errors in the construction or calculation of the fund's index may occur from time to time. Brokerage commissions will reduce returns. Please see the fund's prospectus for additional risks.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MATERIALS ETF       2

TOP 10 HOLDINGS AS OF 4/30/16 (%)

International Paper Company	5.8
The Dow Chemical Company	5.6
LyondellBasell Industries NV, Class A	5.4
Monsanto Company	5.3
E.I. du Pont de Nemours & Company	5.2
Newmont Mining Corp.	5.1
Praxair, Inc.	4.7
PPG Industries, Inc.	4.5
Air Products & Chemicals, Inc.	4.5
Nucor Corp.	4.4
TOTAL	50.5
As a percentage of net assets.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MATERIALS ETF       3

Premium/discount analysis

ETF shares are bought and sold through exchange trading at market price—not net asset value (NAV)—and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. Additionally due to various factors, a fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual conditions.

A premium exists when the closing market price is trading above NAV, while a discount indicates that the closing market price is trading below NAV. The differences are expressed as basis points, with one basis point equaling 1/100 of 1%.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV. The closing market price is determined using the bid/ask midpoint as reported on the NYSE Arca, Inc., at 4 P.M. Eastern time, when the NAV is typically calculated.

Period Ended April 30, 2016

	Closing price below NAV		Closing price above or equal to NAV
Basis point differential	Number of days	% of Total days	Number of days	% of Total days
0 - < 25	5	20.83%	19	79.17%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	5	20.83%	19	79.17%

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MATERIALS ETF       4

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which may include creation and redemption fees and brokerage charges.
•	Ongoing operating expenses, including management fees and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on March 28, 2016, with the same investment held until April 30, 2016.

Account value on 3-28-2016	Ending value on 4-30-2016	Expenses paid during period ended 4-30-2016[1]	Annualized expense ratio
$1,000.00	$1,066.30	$0.47	0.50%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2016, by $1,000.00, then multiply it by the "expenses paid" from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MATERIALS ETF       5

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2015, with the same investment held until April 30, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Account value on 11-1-2015	Ending value on 4-30-2016	Expenses paid during period ended 4-30-2016[2]	Annualized expense ratio
$1,000.00	$1,022.40	$2.51	0.50%

Remember, these examples do not include any transaction costs. The fund charges a transaction fee per creation unit to those creating or redeeming creation units, and those buying or selling shares in the secondary market will incur customary brokerage commissions and charges. Therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	The inception date for the fund is 3-28-2016. Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 33/366 (to reflect the period).
2	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MATERIALS ETF       6

Fund's investments

As of 4-30-16
	Shares	Value
Common stocks 99.9%		$5,347,448
(Cost $5,022,150)
Materials 99.9%		5,347,448
Chemicals 70.2%
Air Products & Chemicals, Inc.	1,640	239,260
Airgas, Inc.	1,212	172,637
Albemarle Corp.	1,752	115,912
Ashland, Inc.	972	108,475
Axalta Coating Systems, Ltd. (I)	2,676	76,186
Celanese Corp., Series A	2,092	147,904
CF Industries Holdings, Inc.	4,796	158,604
E.I. du Pont de Nemours & Company	4,188	276,031
Eastman Chemical Company	2,532	193,394
Ecolab, Inc.	1,868	214,783
FMC Corp.	1,812	78,387
Huntsman Corp.	3,844	60,505
International Flavors & Fragrances, Inc.	956	114,213
LyondellBasell Industries NV, Class A	3,480	287,692
Monsanto Company	3,000	281,040
NewMarket Corp.	148	60,097
PPG Industries, Inc.	2,169	239,436
Praxair, Inc.	2,128	249,955
RPM International, Inc.	1,784	90,146
The Dow Chemical Company	5,724	301,140
The Mosaic Company	4,560	127,634
The Scotts Miracle-Gro Company, Class A	664	46,998
W.R. Grace & Company (I)	1,028	78,827
Westlake Chemical Corp.	720	36,137
Containers and packaging 7.6%
Avery Dennison Corp.	1,376	99,911
International Paper Company	7,120	308,082
Metals and mining 22.1%
Alcoa, Inc.	19,896	222,238
Freeport-McMoRan, Inc.	10,988	153,832
Newmont Mining Corp.	7,772	271,787
Nucor Corp.	4,688	233,369
Reliance Steel & Aluminum Company	1,088	80,479
Royal Gold, Inc.	972	60,867

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MATERIALS ETF       7

	Shares	Value
Materials (continued)
Metals and mining (continued)
Southern Copper Corp.	2,520	$74,768
Steel Dynamics, Inc.	3,440	86,722
Total investments (Cost $5,022,150)† 99.9%		$5,347,448
Other assets and liabilities, net 0.1%		$5,110
Total net assets 100.0%		$5,352,558

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
†	At 4-30-16, the aggregate cost of investment securities for federal income tax purposes was $5,022,150. Net unrealized appreciation aggregated to $325,298, of which $335,584 related to appreciated investment securities and $10,286 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MATERIALS ETF       8

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-16

Assets
Investments, at value (Cost $5,022,150)	$5,347,448
Dividends receivable	3,916
Receivable due from advisor	21,038
Other receivables and prepaid expenses	17,730
Total assets	5,390,132
Liabilities
Due to custodian	8,121
Payable to affiliates
Accounting and legal services fees	24
Other liabilities and accrued expenses	29,429
Total liabilities	37,574
Net assets	$5,352,558
Net assets consist of
Paid-in capital	$5,019,807
Undistributed net investment income	7,453
Net unrealized appreciation (depreciation) on investments	325,298
Net assets	$5,352,558

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Net assets	$5,352,558
Shares outstanding	200,000
Net asset value per share	$26.76

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MATERIALS ETF       9

STATEMENT OF OPERATIONS  For the period ended 4-30-16 1

Investment income
Dividends	$9,657
Total investment income	9,657
Expenses
Investment management fees	2,097
Accounting and legal services fees	94
Transfer agent fees	167
Trustees' fees	2
Printing and postage	5,094
Professional fees	18,063
Custodian fees	1,134
Stock exchange listing fees	631
Total expenses	27,282
Less expense reductions	(24,951)
Net expenses	2,331
Net investment income	7,326
Realized and unrealized gain (loss)
Change in net unrealized appreciation (depreciation) of investments	325,298
Net realized and unrealized gain	325,298
Increase in net assets from operations	$332,624

1	Period from 3-28-16 (commencement of operations) to 4-30-16.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MATERIALS ETF       10

STATEMENT OF CHANGES IN NET ASSETS

Period ended 4-30-16[1]
Increase (decrease) in net assets
From operations
Net investment income	$7,326
Change in net unrealized appreciation (depreciation)	325,298
Increase in net assets resulting from operations	332,624
From fund share transactions
Shares issued	5,019,934
Total increase	5,352,558
Net assets
Beginning of period	—
End of period	$5,352,558
Undistributed net investment income	$7,453
Share activity
Shares issued	200,000
End of period	200,000

1	Period from 3-28-16 (commencement of operations) to 4-30-16.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MATERIALS ETF       11

Financial highlights

Period ended	4-30-16[1]
Per share operating performance
Net asset value, beginning of period	$25.10
Net investment income[2]	0.04
Net realized and unrealized gain on investments	1.62
Total from investment operations	1.66
Net asset value, end of period	$26.76
Total return at net asset value (%)[3]	6.63	[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	5.85	[5]
Expenses including reductions	0.50	[5]
Net investment income	1.57	[5]
Portfolio turnover (%)[6]	0

1	Period from 3-28-16 (commencement of operations) to 4-30-16.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the period.
4	Not annualized.
5	Annualized.
6	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MATERIALS ETF       12

Notes to financial statements

Note 1 — Organization

John Hancock Multifactor Materials ETF (the fund) is a series of the John Hancock Exchange-Traded Fund Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Materials Index. The John Hancock Dimensional Materials Index is a rules-based index of U.S. material stocks that have been selected based on sources of expected returns. Securities eligible for inclusion in the index are classified according to their market capitalization, relative price, and profitability, and are weighted accordingly in favor of smaller, less expensive, more profitable companies.

The fund commenced operations on March 28, 2016.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission (SEC) and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MATERIALS ETF       13

securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of April 30, 2016, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Overdrafts. Pursuant to the custodian agreement, the fund's custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of April 30, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund will declare and pay dividends semiannually from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.

As of April 30, 2016, the components of distributable earnings on a tax basis consisted of $7,453 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at April 30, 2016.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MATERIALS ETF       14

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. The Advisor is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor, equivalent on an annual basis to the sum of: (a) 0.450% of the first $300 million of the fund's average daily net assets; and (b) 0.420% of the fund's average daily net assets in excess of $300 million. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the period ended April 30, 2016, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.50% of average annual net assets (on an annualized basis). Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees, and (h) short dividend expenses. The expense limitation expires on August 31, 2017, unless renewed by mutual agreement of the fund and the Advisor based on a determination that this is appropriate under the circumstances at that time.

For the period ended April 30, 2016, the expense reductions described above amounted to $24,951.

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period April 30, 2016 were equivalent to a net annual effective rate of 0.00% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the period ended April 30, 2016 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Capital share transactions

The fund will issue and redeem shares at NAV only in a large specified number of shares, each called a "creation unit," or multiples thereof, that consist of 50,000 shares. Only authorized participants may engage in creation or redemption transactions directly with the fund. Such transactions generally take place when an authorized participant deposits into the fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the fund in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the fund and a specified amount of cash. For purposes of US GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of the fund. The transaction fee is used to defray the

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MATERIALS ETF       15

costs associated with the issuance and redemption of creation units. Individual shares of the fund may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the fund are listed and traded on the NYSE Arca, Inc., trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than in-kind transactions and short-term securities, amounted to $5,263 and $0, respectively, for the period ended April 30, 2016. Securities received and delivered from in-kind transactions aggregated $5,016,887 and $0, respectively, for the period ended April 30, 2016.

Note 7 — Industry or sector risk

The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's net asset value more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MATERIALS ETF       16

AUDITOR'S REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Exchange-Traded Fund Trust and John Hancock Multifactor Materials ETF:

In our opinion, the accompanying statement of assets and liabilities, including the fund's investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Multifactor Materials ETF (the "Fund") at April 30, 2016, the results of its operations, the changes in its net assets and the financial highlights for the period March 28, 2016 (commencement of operations) through April 30, 2016, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at April 30, 2016 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 17, 2016

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MATERIALS ETF       17

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on March 8-10, 2016, the Board of Trustees (the Board) of John Hancock Exchange-Traded Fund Trust (the Trust), including all of the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), approved the John Hancock Multifactor Materials ETF (the New Fund).

This section describes the evaluation by the Board of:

(a)	an advisory agreement between the Trust and John Hancock Advisers, LLC (the Advisor) (the Advisory Agreement); and
(b)	a subadvisory agreement between the Advisor and Dimensional Fund Advisors LP (the Subadvisor) with respect to the New Fund (the Subadvisory Agreement).

In considering the Advisory Agreement and the Subadvisory Agreement with respect to the New Fund, the Board received in advance of the meetings a variety of materials relating to the New Fund, the Advisor and the Subadvisor, including comparative expense information for a peer group of similar exchange-traded funds and a broader universe of exchange-traded funds, simulated performance information of the New Fund's underlying index (Underlying Index) as compared to applicable benchmarks, and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services to be provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's anticipated profitability in connection with its proposed relationship to the New Fund and any compensation paid to affiliates of the Advisor. The Board also took into account discussions with management and information provided to the Board members at prior meetings with respect to the services provided by the Advisor and the Subadvisor to other John Hancock Funds (the Funds), including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisor with respect to the other Funds that it manages. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the New Fund by the Advisor and/or its affiliates, including administrative services. The Board members also took into account information with respect to other exchange-traded funds in the Trust and the Subadvisor provided at in-person meetings held over the past year.

Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by legal counsel for the Trust, and the Independent Trustees were also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreement and Subadvisory Agreement and discussed the proposed Advisory Agreement and Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the New Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board members' conclusions may have been based in part on its consideration of the advisory and subadvisory arrangements for other Funds in prior years.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services to be provided to the New Fund, the Board considered information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history. The Board members also noted that, on a regular basis, they

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MATERIALS ETF       18

receive and review information from the Funds' Chief Compliance Officer (CCO) regarding the Funds' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board considered the investment strategy and Underlying Index of the New Fund. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor would be responsible for the management of the day-to-day operations of the New Fund, including but not limited to, general supervision of and coordination of the services to be provided by the Subadvisor, and also would be responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers, including the New Fund's distributor.

In considering the nature, extent and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management of other Funds and the quality of the performance of the Advisor's duties with respect to other Funds, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a trustee of the other trusts in the complex.

In the course of its deliberations regarding the Advisory Agreement, the Board members considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Funds' affairs and its subadvisory relationships, including those with the Subadvisor, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications, and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the Funds;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the New Fund; and
(f)	the Advisor's reputation and experience in serving as an investment advisor to the Funds, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that Advisor may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the New Fund.

Investment performance. In connection with its consideration of the Advisory Agreement, the Board considered, the New Fund's investment strategy and processes, including the fact that the New Fund will seek performance that closely corresponds to its Underlying Index, which was developed by, and will be maintained, by, the Subadvisor. The Board also considered the simulated performance of the New Fund's Underlying Index as compared to applicable benchmarks.

Fees and Expenses. The Board reviewed comparative information including, among other data, the New Fund's anticipated fees and expenses as compared to similarly situated exchange-traded funds deemed to be comparable to the New Fund. The Board took into account management's discussion of the New Fund's anticipated expenses. The Board took into account management's discussion with respect to the proposed advisory/subadvisory fee structure, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fees. The Board also noted that the Advisor, and not the New Fund, would be responsible for paying the subadvisory fees and that such fees are negotiated at arm's length with respect to the Subadvisor. The Board also noted that the Advisor has contractually agreed to waive fees and/or reimburse expenses with respect to the New Fund for a specified period. The Board concluded that the advisory fees to be paid by the New Fund are reasonable in relation to the nature, extent and quality of the services expected to be provided.

Profitability/Indirect Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the New Fund, the Board:

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MATERIALS ETF       19

(a)	noted that because the New Fund was not yet in existence, no actual revenue, cost or profitability data was available for the Board to review;
(b)	reviewed and considered information presented by the Advisor regarding the advisory fees and advisory spreads prior to distribution, operations and overhead for the New Fund;
(c)	noted that the Advisor will derive reputational and other indirect benefits from providing advisory services to the New Fund;
(d)	noted that the subadvisory fee for the New Fund will be paid by Advisor and was negotiated at arm's length;
(e)	noted that the Advisor will also pay the Subadvisor a license fee in connection with the New Fund's use of the Underlying Index; and
(f)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the New Fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the anticipated level of profitability, if any, of the Advisor and its affiliates from their relationship with the New Fund is reasonable and not excessive.

Economies of Scale. In considering the extent to which economies of scale would be realized if the New Fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse or pay operating expenses of the New Fund to reduce operating expenses for a specified period of time;
(b)	reviewed the New Fund's advisory fee structure and concluded that: (i) the New Fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the New Fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the New Fund to benefit from economies of scale if the New Fund grows. The Board also took into account management's discussion of the New Fund's advisory fee structure; and
(c)	the Board also considered the potential effect of the New Fund's future growth in size on its performance and fees. The Board also noted that if the New Fund's assets increase over time, the New Fund may realize other economies of scale and the Board would consider whether additional breakpoints would be appropriate at that time.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(a)	information relating to the Subadvisor's business, including current subadvisory services (to other funds in the John Hancock family of funds);
(b)	the simulated performance of the Underlying Index developed by the Subadvisor as compared to applicable benchmarks;
(c)	the proposed advisory fee and total expense ratio for the New Fund, including any breakpoints, and comparable fee information prepared by an independent third party provider of fund data; and
(d)	information relating to the nature and scope of any material relationships and their significance to the New Fund's Advisor and Subadvisor.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MATERIALS ETF       20

Nature, Extent, and Quality of Services. With respect to the services to be provided by the Subadvisor, the Board members received and reviewed information provided to the Board by the Subadvisor with respect to the New Fund and took into account information presented throughout the past year with respect to Funds in the complex managed by the Advisor and subadvised by the Subadvisor, including other exchange-traded funds. In this regard, the Board members considered the Subadvisor's current level of staffing and its overall resources, as well as considered information relating to the Subadvisor's compensation program. The Board members reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who will provide services to the New Fund. The Board members also considered the Subadvisor's risk assessment and monitoring processes. The Board members noted that the Advisor conducts regular periodic reviews of the Subadvisor and its operations in regard to the Funds, including regarding investment processes and organizational and staffing matters. The Board members also noted that the Funds' CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which include evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board members also took into account the financial condition of the Subadvisor. The Board considered the Subadvisor's investment processes and philosophies. The Board took into account that the New Fund will seek performance that closely corresponds to its Underlying Index, which was developed by, and will be maintained, by, the Subadvisor.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the New Fund. The Board members also considered information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreement.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor will serve as the index provider for the New Fund and for other exchange-traded funds in the complex, as well as arrangements in which the Subadvisor or its affiliates provide advisory, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, including other exchange-traded funds, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the New Fund, such as the opportunity to provide advisory services to additional John Hancock Funds and reputational benefits.

Subadvisory fees. The Board considered that the New Fund will pay advisory fees to the Advisor and that, in turn, the Advisor will pay subadvisory fees to the Subadvisor. The Board considered the New Fund's fees and expenses as compared to similarly situated exchange-traded funds deemed to be comparable to the New Fund. The Board also considered that the Subadvisor receives additional compensation from the Advisor in connection with its role as index provider for the New Fund.

Subadvisor performance. The Board considered the New Fund's investment strategy and processes, including the fact that the New Fund will seek performance that closely corresponds to its Underlying Index and that its Underlying Index has been developed by, and will be maintained by, the Subadvisor. The Board also considered simulated performance of the Underlying Index as compared to applicable benchmarks. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MATERIALS ETF       21

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	The Subadvisor has extensive experience and demonstrated skills as a manager, and currently subadvises other Funds in the complex, including other exchange-traded funds, and the Board is generally satisfied with the Subadvisor's management of these Funds, and may reasonably be expected to provide a high quality of investment management services to the New Fund;
(2)	the proposed subadvisory fees are reasonable in relation to the level and quality of services to be provided; and
(3)	subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the New Fund in order to permit shareholders to benefit from economies of scale if and as the New Fund grows.
* * *

Based on the Board's evaluation of all factors that it deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the New Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MATERIALS ETF       22

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

James M. Oates, Born: 1946	2015	230
Trustee and Chairperson of the Board
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2015	230
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2015	230
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2015	230
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Grace K. Fey, Born: 1946	2015	230
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MATERIALS ETF       23

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Theron S. Hoffman,[2] Born: 1947	2015	230
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2015	230
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Hassell H. McClellan, Born: 1945	2015	230
Trustee
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2015	230
Trustee and Vice Chairperson of the Board
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (since 2014); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, and Vice Chairperson of the Board, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MATERIALS ETF       24

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Gregory A. Russo, Born: 1949	2015	230
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

James R. Boyle, Born: 1959	2015	230
Non-Independent Trustee
Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (since 2014); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Craig Bromley, Born: 1966	2015	230
Non-Independent Trustee
President, John Hancock Financial Service (since 2012); Senior Executive Vice President and General Manager, U.S. Division, Manulife Financial Corporation (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife Japan) (2005-2012, including prior positions). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Warren A. Thomson, Born: 1955	2015	230
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MATERIALS ETF       25

Principal officers who are not Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) during past 5 years	Officer of the Trust since

Andrew G. Arnott, Born: 1971	2014
President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust (since 2015); President, John Hancock Exchange-Traded Fund Trust (since 2014).

John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Chief Legal Officer and Secretary, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2014
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Charles A. Rizzo, Born: 1957	2014
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Salvatore Schiavone, Born: 1965	2014
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 35 other John Hancock funds consisting of 25 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MATERIALS ETF       26

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Dimensional Fund Advisors LP

Principal distributor

Foreside Fund Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

State Street Bank and Trust Company

Legal counsel

Dechert LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Stock symbol

NYSE Arca: JHMA

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com/etf or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com/etf	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MATERIALS ETF       27

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

ESG All Cap Core

ESG Large Cap Core

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios

Retirement Living Portfolios

Retirement Living II Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC (Foreside), and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP. Mutual funds and certain closed-end funds are distributed by John Hancock Funds, LLC. Member FINRA/SIPC.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in the John Hancock Multifactor ETFs (Multifactor ETFs). Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP guarantees the accuracy and/or the completeness of the John Hancock Dimensional Indexes (the "Indexes") or any data included therein, and neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP shall have any liability for any errors, omissions, or interruptions therein. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any warranty, express or implied, as to results to be obtained by the Multifactor ETFs, owners of the shares of the Multifactor ETFs or any other person or entity from the use of the Indexes, trading based on the Indexes, or any data included therein, either in connection with the Multifactor ETFs or for any other use. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall either John Hancock Advisers, LLC or Dimensional Fund Advisors LP have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indexes, even if notified of the possibility of such damages.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investments 601 Congress Street ■ Boston, MA 02210 800-225-5291 ■ jhinvestments.com/etf
This report is for the information of the shareholders of John Hancock Multifactor Materials ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
JHAN-2016-05-09-0310	880A 4/16 6/16

John Hancock

Multifactor Energy ETF
JHME

Annual report 4/30/16
ETF

John Hancock
Multifactor Energy ETF

2	Portfolio summary
4	Premium/discount analysis
5	Your expenses
7	Fund's investments
9	Financial statements
12	Financial highlights
13	Notes to financial statements
17	Auditor's report
18	Evaluation of advisory and subadvisory agreements by the Board of Trustees
23	Trustees and Officers
27	More information

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ENERGY ETF       1

Portfolio summary

INVESTMENT OBJECTIVE

The fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Energy Index.

INDUSTRY COMPOSITION AS OF 4/30/16 (%)

A note about risks

While the fund holds large-cap as well as mid- and small-cap companies, the prices of medium and smaller company stocks can change more frequently and dramatically than those of large companies. Value stocks may underperform other segments of the market. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Investments focused in one sector or industry may fluctuate more dramatically than investments in a wider variety of sectors or industries. Exchange-traded fund shares are bought and sold through exchange trading at market price (not NAV), and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and the fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual market conditions. Errors in the construction or calculation of the fund's index may occur from time to time. Brokerage commissions will reduce returns. Please see the fund's prospectus for additional risks.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ENERGY ETF       2

TOP 10 HOLDINGS AS OF 4/30/16 (%)

Schlumberger, Ltd.	6.1
Chevron Corp.	6.1
Marathon Petroleum Corp.	5.7
Exxon Mobil Corp.	5.5
ConocoPhillips	4.7
Phillips 66	4.2
Spectra Energy Corp.	3.5
EOG Resources, Inc.	3.5
Valero Energy Corp.	3.4
Baker Hughes, Inc.	3.2
TOTAL	45.9
As a percentage of net assets.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ENERGY ETF       3

Premium/discount analysis

ETF shares are bought and sold through exchange trading at market price—not net asset value (NAV)—and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. Additionally due to various factors, a fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual conditions.

A premium exists when the closing market price is trading above NAV, while a discount indicates that the closing market price is trading below NAV. The differences are expressed as basis points, with one basis point equaling 1/100 of 1%.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV. The closing market price is determined using the bid/ask midpoint as reported on the NYSE Arca, Inc., at 4 P.M. Eastern time, when the NAV is typically calculated.

Period Ended April 30, 2016

	Closing price below NAV		Closing price above or equal to NAV
Basis point differential	Number of days	% of Total days	Number of days	% of Total days
0 - < 25	3	12.50%	21	87.50%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	3	12.50%	21	87.50%

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ENERGY ETF       4

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which may include creation and redemption fees and brokerage charges.
•	Ongoing operating expenses, including management fees and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on March 28, 2016, with the same investment held until April 30, 2016.

Account value on 3-28-2016	Ending value on 4-30-2016	Expenses paid during period ended 4-30-2016[1]	Annualized expense ratio
$1,000.00	$1,096.30	$0.47	0.50%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2016, by $1,000.00, then multiply it by the "expenses paid" from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ENERGY ETF       5

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2015, with the same investment held until April 30, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Account value on 11-1-2015	Ending value on 4-30-2016	Expenses paid during period ended 4-30-2016[2]	Annualized expense ratio
$1,000.00	$1,022.40	$2.51	0.50%

Remember, these examples do not include any transaction costs. The fund charges a transaction fee per creation unit to those creating or redeeming creation units, and those buying or selling shares in the secondary market will incur customary brokerage commissions and charges. Therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	The inception date for the fund is 3-28-16. Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 33/366 (to reflect the period).
2	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ENERGY ETF       6

Fund's investments

As of 4-30-16
	Shares	Value
Common stocks 99.9%		$5,441,773
(Cost $4,964,289)
Energy 97.3%		5,300,265
Energy equipment and services 19.8%
Baker Hughes, Inc.	3,607	174,435
Core Laboratories NV	304	40,633
Diamond Offshore Drilling, Inc.	684	16,594
FMC Technologies, Inc. (I)	1,992	60,736
Halliburton Company	2,468	101,953
Helmerich & Payne, Inc.	1,458	96,403
National Oilwell Varco, Inc.	3,180	114,607
Oceaneering International, Inc.	944	34,598
RPC, Inc.	504	7,620
Schlumberger, Ltd.	4,157	333,973
Transocean, Ltd.	4,116	45,605
Weatherford International PLC (I)	6,648	54,048
Oil, gas and consumable fuels 77.5%
Anadarko Petroleum Corp.	1,712	90,325
Antero Resources Corp. (I)	1,860	52,638
Apache Corp.	2,841	154,550
Cabot Oil & Gas Corp.	4,112	96,221
Cheniere Energy Partners LP Holdings LLC	228	4,441
Cheniere Energy, Inc. (I)	996	38,724
Chevron Corp.	3,255	332,596
Cimarex Energy Company	472	51,391
Columbia Pipeline Group, Inc.	2,180	55,852
Concho Resources, Inc. (I)	1,214	141,030
ConocoPhillips	5,345	255,438
Continental Resources, Inc. (I)	620	23,101
Devon Energy Corp.	3,472	120,409
Diamondback Energy, Inc. (I)	320	27,706
EOG Resources, Inc.	2,286	188,869
EQT Corp.	2,339	163,964
Exxon Mobil Corp.	3,388	299,499
Hess Corp.	2,343	139,690
HollyFrontier Corp.	2,336	83,162
Kinder Morgan, Inc.	4,576	81,270
Marathon Oil Corp.	6,140	86,513
Marathon Petroleum Corp.	7,927	309,787
Murphy Oil Corp.	1,580	56,469
Newfield Exploration Company (I)	1,028	37,265
Noble Energy, Inc.	4,064	146,751

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ENERGY ETF       7

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Occidental Petroleum Corp.	1,432	$109,763
Parsley Energy, Inc., Class A (I)	960	22,483
PBF Energy, Inc., Class A	816	26,259
Phillips 66	2,784	228,594
Pioneer Natural Resources Company	916	152,148
Range Resources Corp.	1,380	60,872
Spectra Energy Corp.	6,081	190,153
Targa Resources Corp.	464	18,773
Tesoro Corp.	1,628	129,735
The Williams Companies, Inc.	3,052	59,178
Valero Energy Corp.	3,116	183,441
Information technology 0.9%		49,069
Semiconductors and semiconductor equipment 0.9%
First Solar, Inc. (I)	772	43,108
SunPower Corp. (I)	296	5,961
Utilities 1.7%		92,439
Electric utilities 1.7%
OGE Energy Corp.	3,124	92,439
Total investments (Cost $4,964,289)† 99.9%		$5,441,773
Other assets and liabilities, net 0.1%		$4,067
Total net assets 100.0%		$5,445,840

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
†	At 4-30-16, the aggregate cost of investment securities for federal income tax purposes was $4,964,311. Net unrealized appreciation aggregated to $477,462, of which $539,947 related to appreciated investment securities and $62,485 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ENERGY ETF       8

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-16

Assets
Investments, at value (Cost $4,964,289)	$5,441,773
Dividends receivable	1,998
Receivable due from advisor	21,045
Other receivables and prepaid expenses	17,730
Total assets	5,482,546
Liabilities
Due to custodian	7,245
Payable to affiliates
Accounting and legal services fees	30
Other liabilities and accrued expenses	29,431
Total liabilities	36,706
Net assets	$5,445,840
Net assets consist of
Paid-in capital	$4,967,457
Undistributed net investment income	1,077
Accumulated net realized gain (loss) on investments	(178)
Net unrealized appreciation (depreciation) on investments	477,484
Net assets	$5,445,840

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Net assets	$5,445,840
Shares outstanding	200,000
Net asset value per share	$27.23

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ENERGY ETF       9

STATEMENT OF OPERATIONS  For the period ended 4-30-16 1

Investment income
Dividends	$3,276
Total investment income	3,276
Expenses
Investment management fees	2,094
Accounting and legal services fees	99
Transfer agent fees	167
Trustees' fees	2
Printing and postage	5,094
Professional fees	18,063
Custodian fees	1,135
Stock exchange listing fees	631
Total expenses	27,285
Less expense reductions	(24,959)
Net expenses	2,326
Net investment income	950
Realized and unrealized gain (loss)
Net realized gain (loss) on investments	(178)
Change in net unrealized appreciation (depreciation) of investments	477,484
Net realized and unrealized gain	477,306
Increase in net assets from operations	$478,256

1	Period from 3-28-16 (commencement of operations) to 4-30-16.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ENERGY ETF       10

STATEMENT OF CHANGES IN NET ASSETS

Period ended 4-30-16[1]
Increase (decrease) in net assets
From operations
Net investment income	$950
Net realized loss	(178)
Change in net unrealized appreciation (depreciation)	477,484
Increase in net assets resulting from operations	478,256
From fund share transactions
Shares issued	4,967,584
Total increase	5,445,840
Net assets
Beginning of period	—
End of period	$5,445,840
Undistributed net investment income	$1,077
Share activity
Shares issued	200,000
End of period	200,000

1	Period from 3-28-16 (commencement of operations) to 4-30-16.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ENERGY ETF       11

Financial highlights

Period ended	4-30-16	[1]
Per share operating performance
Net asset value, beginning of period	$24.84
Net investment income[2]	—	[3]
Net realized and unrealized gain on investments	2.39
Total from investment operations	2.39
Net asset value, end of period	$27.23
Total return (%)[4]	9.63	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	5.86	[6]
Expenses including reductions	0.50	[6]
Net investment income	0.20	[6]
Portfolio turnover (%)[7]	2

1	Period from 3-28-16 (commencement of operations) to 4-30-16.
2	Based on average daily shares outstanding.
3	Less than $0.005 per share.
4	Total returns would have been lower had certain expenses not been reduced during the period.
5	Not annualized.
6	Annualized.
7	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ENERGY ETF       12

Notes to financial statements

Note 1 — Organization

John Hancock Multifactor Energy ETF (the fund) is a series of the John Hancock Exchange-Traded Fund Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Energy Index. The John Hancock Dimensional Energy Index is a rules-based index of U.S. energy stocks that have been selected based on sources of expected returns. Securities eligible for inclusion in the index are classified according to their market capitalization, relative price, and profitability, and are weighted accordingly in favor of smaller, less expensive, more profitable companies.

The fund commenced operations on March 28, 2016.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission (SEC) and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ENERGY ETF       13

securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of April 30, 2016, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Overdrafts. Pursuant to the custodian agreement, the fund's custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of April 30, 2016, the fund has a short-term capital loss carryfoward of $156 available to offset future net realized capital gains. This carryforward does not expire.

As of April 30, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund will declare and pay dividends semiannually from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.

As of April 30, 2016, the components of distributable earnings on a tax basis consisted of $1,077 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at April 30, 2016.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ENERGY ETF       14

these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. The Advisor is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor, equivalent on an annual basis to the sum of: (a) 0.450% of the first $300 million of the fund's average daily net assets; and (b) 0.420% of the fund's average daily net assets in excess of $300 million. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the period ended April 30, 2016, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.50% of average annual net assets (on an annualized basis). Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees, and (h) short dividend expenses. The expense limitation expires on August 31, 2017, unless renewed by mutual agreement of the fund and the Advisor based on a determination that this is appropriate under the circumstances at that time.

For the period ended April 30, 2016, the expense reductions described above amounted to $24,959.

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period April 30, 2016 were equivalent to a net annual effective rate of 0.00% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the period ended April 30, 2016 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Capital share transactions

The fund will issue and redeem shares at NAV only in a large specified number of shares, each called a "creation unit, "or multiples thereof, that consist of 50,000 shares. Only authorized participants may engage in creation or redemption transactions directly with the fund. Such transactions generally take place when an authorized participant deposits into the fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the fund in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the fund and a specified amount of cash. For purposes

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ENERGY ETF       15

of US GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of the fund. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. Individual shares of the fund may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the fund are listed and traded on the NYSE Arca, Inc., trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than in-kind transactions and short-term securities, amounted to $83,345 and $83,318, respectively, for the period ended April 30, 2016. Securities received and delivered from in-kind transactions aggregated $4,964,439 and $0, respectively, for the period ended April 30, 2016.

Note 7 — Industry or sector risk

The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's net asset value more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ENERGY ETF       16

AUDITOR'S REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Exchange-Traded Fund Trust and John Hancock Multifactor Energy ETF:

In our opinion, the accompanying statement of assets and liabilities, including the fund's investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Multifactor Energy ETF (the "Fund") at April 30, 2016, the results of its operations, the changes in its net assets and the financial highlights for the period March 28, 2016 (commencement of operations) through April 30, 2016, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at April 30, 2016 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 17, 2016

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ENERGY ETF       17

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on March 8-10, 2016, the Board of Trustees (the Board) of John Hancock Exchange-Traded Fund Trust (the Trust), including all of the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), approved the John Hancock Multifactor Energy ETF (the New Fund).

This section describes the evaluation by the Board of:

(a)	an advisory agreement between the Trust and John Hancock Advisers, LLC (the Advisor) (the Advisory Agreement); and
(b)	a subadvisory agreement between the Advisor and Dimensional Fund Advisors LP (the Subadvisor) with respect to the New Fund (the Subadvisory Agreement).

In considering the Advisory Agreement and the Subadvisory Agreement with respect to the New Fund, the Board received in advance of the meetings a variety of materials relating to the New Fund, the Advisor and the Subadvisor, including comparative expense information for a peer group of similar exchange-traded funds and a broader universe of exchange-traded funds, simulated performance information of the New Fund's underlying index (Underlying Index) as compared to applicable benchmarks, and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services to be provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's anticipated profitability in connection with its proposed relationship to the New Fund and any compensation paid to affiliates of the Advisor. The Board also took into account discussions with management and information provided to the Board members at prior meetings with respect to the services provided by the Advisor and the Subadvisor to other John Hancock Funds (the Funds), including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisor with respect to the other Funds that it manages. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the New Fund by the Advisor and/or its affiliates, including administrative services. The Board members also took into account information with respect to other exchange-traded funds in the Trust and the Subadvisor provided at in-person meetings held over the past year.

Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by legal counsel for the Trust, and the Independent Trustees were also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreement and Subadvisory Agreement and discussed the proposed Advisory Agreement and Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the New Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board members' conclusions may have been based in part on its consideration of the advisory and subadvisory arrangements for other Funds in prior years.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services to be provided to the New Fund, the Board considered information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history. The Board members also noted that, on a regular basis, they

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ENERGY ETF       18

receive and review information from the Funds' Chief Compliance Officer (CCO) regarding the Funds' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board considered the investment strategy and Underlying Index of the New Fund. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor would be responsible for the management of the day-to-day operations of the New Fund, including but not limited to, general supervision of and coordination of the services to be provided by the Subadvisor, and also would be responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers, including the New Fund's distributor.

In considering the nature, extent and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management of other Funds and the quality of the performance of the Advisor's duties with respect to other Funds, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a trustee of the other trusts in the complex.

In the course of its deliberations regarding the Advisory Agreement, the Board members considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Funds' affairs and its subadvisory relationships, including those with the Subadvisor, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications, and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the Funds;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the New Fund; and
(f)	the Advisor's reputation and experience in serving as an investment advisor to the Funds, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that Advisor may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the New Fund.

Investment performance. In connection with its consideration of the Advisory Agreement, the Board considered, the New Fund's investment strategy and processes, including the fact that the New Fund will seek performance that closely corresponds to its Underlying Index, which was developed by, and will be maintained, by, the Subadvisor. The Board also considered the simulated performance of the New Fund's Underlying Index as compared to applicable benchmarks.

Fees and Expenses. The Board reviewed comparative information including, among other data, the New Fund's anticipated fees and expenses as compared to similarly situated exchange-traded funds deemed to be comparable to the New Fund. The Board took into account management's discussion of the New Fund's anticipated expenses. The Board took into account management's discussion with respect to the proposed advisory/subadvisory fee structure, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fees. The Board also noted that the Advisor, and not the New Fund, would be responsible for paying the subadvisory fees and that such fees are negotiated at arm's length with respect to the Subadvisor. The Board also noted that the Advisor has contractually agreed to waive fees and/or reimburse expenses with respect to the New Fund for a specified period. The Board concluded that the advisory fees to be paid by the New Fund are reasonable in relation to the nature, extent and quality of the services expected to be provided.

Profitability/Indirect Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the New Fund, the Board:

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ENERGY ETF       19

(a)	noted that because the New Fund was not yet in existence, no actual revenue, cost or profitability data was available for the Board to review;
(b)	reviewed and considered information presented by the Advisor regarding the advisory fees and advisory spreads prior to distribution, operations and overhead for the New Fund;
(c)	noted that the Advisor will derive reputational and other indirect benefits from providing advisory services to the New Fund;
(d)	noted that the subadvisory fee for the New Fund will be paid by Advisor and was negotiated at arm's length;
(e)	noted that the Advisor will also pay the Subadvisor a license fee in connection with the New Fund's use of the Underlying Index; and
(f)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the New Fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the anticipated level of profitability, if any, of the Advisor and its affiliates from their relationship with the New Fund is reasonable and not excessive.

Economies of Scale. In considering the extent to which economies of scale would be realized if the New Fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse or pay operating expenses of the New Fund to reduce operating expenses for a specified period of time;
(b)	reviewed the New Fund's advisory fee structure and concluded that: (i) the New Fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the New Fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the New Fund to benefit from economies of scale if the New Fund grows. The Board also took into account management's discussion of the New Fund's advisory fee structure; and
(c)	the Board also considered the potential effect of the New Fund's future growth in size on its performance and fees. The Board also noted that if the New Fund's assets increase over time, the New Fund may realize other economies of scale and the Board would consider whether additional breakpoints would be appropriate at that time.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(a)	information relating to the Subadvisor's business, including current subadvisory services (to other funds in the John Hancock family of funds);
(b)	the simulated performance of the Underlying Index developed by the Subadvisor as compared to applicable benchmarks;
(c)	the proposed advisory fee and total expense ratio for the New Fund, including any breakpoints, and comparable fee information prepared by an independent third party provider of fund data; and
(d)	information relating to the nature and scope of any material relationships and their significance to the New Fund's Advisor and Subadvisor.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ENERGY ETF       20

Nature, Extent, and Quality of Services. With respect to the services to be provided by the Subadvisor, the Board members received and reviewed information provided to the Board by the Subadvisor with respect to the New Fund and took into account information presented throughout the past year with respect to Funds in the complex managed by the Advisor and subadvised by the Subadvisor, including other exchange-traded funds. In this regard, the Board members considered the Subadvisor's current level of staffing and its overall resources, as well as considered information relating to the Subadvisor's compensation program. The Board members reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who will provide services to the New Fund. The Board members also considered the Subadvisor's risk assessment and monitoring processes. The Board members noted that the Advisor conducts regular periodic reviews of the Subadvisor and its operations in regard to the Funds, including regarding investment processes and organizational and staffing matters. The Board members also noted that the Funds' CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which include evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board members also took into account the financial condition of the Subadvisor. The Board considered the Subadvisor's investment processes and philosophies. The Board took into account that the New Fund will seek performance that closely corresponds to its Underlying Index, which was developed by, and will be maintained, by, the Subadvisor.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the New Fund. The Board members also considered information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreement.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor will serve as the index provider for the New Fund and for other exchange-traded funds in the complex, as well as arrangements in which the Subadvisor or its affiliates provide advisory, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, including other exchange-traded funds, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the New Fund, such as the opportunity to provide advisory services to additional John Hancock Funds and reputational benefits.

Subadvisory fees. The Board considered that the New Fund will pay advisory fees to the Advisor and that, in turn, the Advisor will pay subadvisory fees to the Subadvisor. The Board considered the New Fund's fees and expenses as compared to similarly situated exchange-traded funds deemed to be comparable to the New Fund. The Board also considered that the Subadvisor receives additional compensation from the Advisor in connection with its role as index provider for the New Fund.

Subadvisor performance. The Board considered the New Fund's investment strategy and processes, including the fact that the New Fund will seek performance that closely corresponds to its Underlying Index and that its Underlying Index has been developed by, and will be maintained by, the Subadvisor. The Board also considered simulated performance of the Underlying Index as compared to applicable benchmarks. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ENERGY ETF       21

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	The Subadvisor has extensive experience and demonstrated skills as a manager, and currently subadvises other Funds in the complex, including other exchange-traded funds, and the Board is generally satisfied with the Subadvisor's management of these Funds, and may reasonably be expected to provide a high quality of investment management services to the New Fund;
(2)	the proposed subadvisory fees are reasonable in relation to the level and quality of services to be provided; and
(3)	subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the New Fund in order to permit shareholders to benefit from economies of scale if and as the New Fund grows.
* * *

Based on the Board's evaluation of all factors that it deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the New Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ENERGY ETF       22

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

James M. Oates, Born: 1946	2015	230
Trustee and Chairperson of the Board
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2015	230
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2015	230
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2015	230
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Grace K. Fey, Born: 1946	2015	230
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ENERGY ETF       23

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Theron S. Hoffman,[2] Born: 1947	2015	230
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2015	230
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Hassell H. McClellan, Born: 1945	2015	230
Trustee
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2015	230
Trustee and Vice Chairperson of the Board
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (since 2014); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, and Vice Chairperson of the Board, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ENERGY ETF       24

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Gregory A. Russo, Born: 1949	2015	230
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

James R. Boyle, Born: 1959	2015	230
Non-Independent Trustee
Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (since 2014); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Craig Bromley, Born: 1966	2015	230
Non-Independent Trustee
President, John Hancock Financial Service (since 2012); Senior Executive Vice President and General Manager, U.S. Division, Manulife Financial Corporation (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife Japan) (2005-2012, including prior positions). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Warren A. Thomson, Born: 1955	2015	230
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ENERGY ETF       25

Principal officers who are not Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) during past 5 years	Officer of the Trust since

Andrew G. Arnott, Born: 1971	2014
President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust (since 2015); President, John Hancock Exchange-Traded Fund Trust (since 2014).

John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Chief Legal Officer and Secretary, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2014
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Charles A. Rizzo, Born: 1957	2014
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Salvatore Schiavone, Born: 1965	2014
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 35 other John Hancock funds consisting of 25 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ENERGY ETF       26

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Dimensional Fund Advisors LP

Principal distributor

Foreside Fund Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

State Street Bank and Trust Company

Legal counsel

Dechert LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Stock symbol

NYSE Arca: JHME

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com/etf or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com/etf	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ENERGY ETF       27

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

ESG All Cap Core

ESG Large Cap Core

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios

Retirement Living Portfolios

Retirement Living II Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC (Foreside), and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP. Mutual funds and certain closed-end funds are distributed by John Hancock Funds, LLC. Member FINRA/SIPC.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in the John Hancock Multifactor ETFs (Multifactor ETFs). Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP guarantees the accuracy and/or the completeness of the John Hancock Dimensional Indexes (the "Indexes") or any data included therein, and neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP shall have any liability for any errors, omissions, or interruptions therein. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any warranty, express or implied, as to results to be obtained by the Multifactor ETFs, owners of the shares of the Multifactor ETFs or any other person or entity from the use of the Indexes, trading based on the Indexes, or any data included therein, either in connection with the Multifactor ETFs or for any other use. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall either John Hancock Advisers, LLC or Dimensional Fund Advisors LP have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indexes, even if notified of the possibility of such damages.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investments 601 Congress Street ■ Boston, MA 02210 800-225-5291 ■ jhinvestments.com/etf
This report is for the information of the shareholders of John Hancock Multifactor Energy ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
JHAN-2016-05-09-0308	900A 4/16 6/16

John Hancock

Multifactor Consumer Staples ETF
JHMS

Annual report 4/30/16
ETF

John Hancock
Multifactor Consumer Staples ETF

2	Portfolio summary
4	Premium/discount analysis
5	Your expenses
7	Fund's investments
9	Financial statements
12	Financial highlights
13	Notes to financial statements
17	Auditor's report
18	Evaluation of advisory and subadvisory agreements by the Board of Trustees
23	Trustees and Officers
27	More information

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER STAPLES ETF       1

Portfolio summary

INVESTMENT OBJECTIVE

The fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Consumer Staples Index.

INDUSTRY COMPOSITION AS OF 4/30/16 (%)

A note about risks

While the fund holds large-cap as well as mid- and small-cap companies, the prices of medium and smaller company stocks can change more frequently and dramatically than those of large companies. Value stocks may underperform other segments of the market. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Investments focused in one sector or industry may fluctuate more dramatically than investments in a wider variety of sectors or industries. Exchange-traded fund shares are bought and sold through exchange trading at market price (not NAV), and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and the fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual market conditions. Errors in the construction or calculation of the fund's index may occur from time to time. Brokerage commissions will reduce returns. Please see the fund's prospectus for additional risks.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER STAPLES ETF       2

TOP 10 HOLDINGS AS OF 4/30/16 (%)

PepsiCo, Inc.	6.2
The Coca-Cola Company	6.1
The Procter & Gamble Company	5.9
CVS Health Corp.	5.0
Wal-Mart Stores, Inc.	4.9
Altria Group, Inc.	4.7
Philip Morris International, Inc.	4.5
Costco Wholesale Corp.	2.9
Walgreens Boots Alliance, Inc.	2.7
General Mills, Inc.	2.6
TOTAL	45.5
As a percentage of net assets.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER STAPLES ETF       3

Premium/discount analysis

ETF shares are bought and sold through exchange trading at market price—not net asset value (NAV)—and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. Additionally due to various factors, a fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual conditions.

A premium exists when the closing market price is trading above NAV, while a discount indicates that the closing market price is trading below NAV. The differences are expressed as basis points, with one basis point equaling 1/100 of 1%.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV. The closing market price is determined using the bid/ask midpoint as reported on the NYSE Arca, Inc., at 4 P.M. Eastern time, when the NAV is typically calculated.

Period Ended April 30, 2016

	Closing price below NAV		Closing price above or equal to NAV
Basis point differential	Number of days	% of Total days	Number of days	% of Total days
0 - < 25	2	8.33%	22	91.67%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	2	8.33%	22	91.67%

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER STAPLES ETF       4

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which may include creation and redemption fees and brokerage charges.
•	Ongoing operating expenses, including management fees and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on March 28, 2016, with the same investment held until April 30, 2016.

Account value on 3-28-2016	Ending value on 4-30-2016	Expenses paid during period ended 4-30-2016[1]	Annualized expense ratio
$1,000.00	$1,000.80	$0.45	0.50%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2016, by $1,000.00, then multiply it by the "expenses paid" from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER STAPLES ETF       5

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2015, with the same investment held until April 30, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Account value on 11-1-2015	Ending value on 4-30-2016	Expenses paid during period ended 4-30-2016[2]	Annualized expense ratio
$1,000.00	$1,022.40	$2.51	0.50%

Remember, these examples do not include any transaction costs. The fund charges a transaction fee per creation unit to those creating or redeeming creation units, and those buying or selling shares in the secondary market will incur customary brokerage commissions and charges. Therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	The inception date for the fund is 3-28-16. Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 33/366 (to reflect the period).
2	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER STAPLES ETF       6

Fund's investments

As of 4-30-16
	Shares	Value
Common stocks 99.9%		$5,023,721
(Cost $5,026,590)
Consumer staples 99.9%		5,023,721
Beverages 22.7%
Brown-Forman Corp., Class A	252	26,131
Brown-Forman Corp., Class B	540	52,013
Coca-Cola Enterprises, Inc.	1,700	89,216
Constellation Brands, Inc., Class A	532	83,024
Dr. Pepper Snapple Group, Inc.	1,344	122,183
Molson Coors Brewing Company, Class B	1,048	100,220
Monster Beverage Corp. (I)	340	49,035
PepsiCo, Inc.	3,030	311,969
The Coca-Cola Company	6,870	307,776
Food and staples retailing 23.0%
Casey's General Stores, Inc.	324	36,288
Costco Wholesale Corp.	992	146,945
CVS Health Corp.	2,520	253,260
Rite Aid Corp. (I)	6,032	48,558
Sprouts Farmers Market, Inc. (I)	396	11,116
Sysco Corp.	1,980	91,219
The Kroger Company	3,704	131,085
Wal-Mart Stores, Inc.	3,711	248,155
Walgreens Boots Alliance, Inc.	1,688	133,825
Whole Foods Market, Inc.	2,012	58,509
Food products 27.7%
Archer-Daniels-Midland Company	1,764	70,454
Blue Buffalo Pet Products, Inc. (I)	184	4,556
Bunge, Ltd.	936	58,500
Campbell Soup Company	1,196	73,805
ConAgra Foods, Inc.	1,976	88,051
Flowers Foods, Inc.	1,204	23,069
General Mills, Inc.	2,168	132,985
Hormel Foods Corp.	960	37,008
Ingredion, Inc.	496	57,085
Kellogg Company	840	64,520
McCormick & Company, Inc.	640	60,019
Mead Johnson Nutrition Company	900	78,435
Mondelez International, Inc., Class A	3,012	129,396
Pilgrim's Pride Corp. (I)	480	12,917
Pinnacle Foods, Inc.	896	38,161
Post Holdings, Inc. (I)	360	25,862
Seaboard Corp. (I)	4	12,012

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER STAPLES ETF       7

	Shares	Value
Consumer staples (continued)
Food products (continued)
The Hain Celestial Group, Inc. (I)	508	$21,265
The Hershey Company	856	79,702
The J.M. Smucker Company	672	85,331
The Kraft Heinz Company	1,168	91,186
The WhiteWave Foods Company (I)	900	36,189
TreeHouse Foods, Inc. (I)	328	28,995
Tyson Foods, Inc., Class A	1,236	81,354
Household products 13.0%
Church & Dwight Company, Inc.	816	75,643
Colgate-Palmolive Company	1,404	99,572
Kimberly-Clark Corp.	576	72,109
Spectrum Brands Holdings, Inc.	168	19,085
The Clorox Company	744	93,171
The Procter & Gamble Company	3,693	295,883
Personal products 2.6%
Coty, Inc., Class A	348	10,579
Edgewell Personal Care Company	396	32,500
Herbalife, Ltd. (I)	364	21,094
The Estee Lauder Companies, Inc., Class A	676	64,808
Tobacco 10.9%
Altria Group, Inc.	3,764	236,040
Philip Morris International, Inc.	2,320	227,638
Reynolds American, Inc.	1,508	74,797
Vector Group, Ltd.	436	9,418
Total investments (Cost $5,026,590)† 99.9%		$5,023,721
Other assets and liabilities, net 0.1%		$4,933
Total net assets 100.0%		$5,028,654

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
†	At 4-30-16, the aggregate cost of investment securities for federal income tax purposes was $5,026,590. Net unrealized depreciation aggregated to $2,869, of which $74,878 related to appreciated investment securities and $77,747 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER STAPLES ETF       8

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-16

Assets
Investments, at value (Cost $5,026,590)	$5,023,721
Dividends receivable	7,178
Receivable due from advisor	21,071
Other receivables and prepaid expenses	17,730
Total assets	5,069,700
Liabilities
Due to custodian	11,607
Payable to affiliates
Accounting and legal services fees	15
Other liabilities and accrued expenses	29,424
Total liabilities	41,046
Net assets	$5,028,654
Net assets consist of
Paid-in capital	$5,024,608
Undistributed net investment income	6,915
Net unrealized appreciation (depreciation) on investments	(2,869)
Net assets	$5,028,654

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Net assets	$5,028,654
Shares outstanding	200,000
Net asset value per share	$25.14

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER STAPLES ETF       9

STATEMENT OF OPERATIONS  For the period ended 4-30-16 1

Investment income
Dividends	$9,073
Total investment income	9,073
Expenses
Investment management fees	2,055
Accounting and legal services fees	85
Transfer agent fees	167
Trustees' fees	2
Printing and postage	5,094
Professional fees	18,063
Custodian fees	1,128
Stock exchange listing fees	631
Total expenses	27,225
Less expense reductions	(24,942)
Net expenses	2,283
Net investment income	6,790
Realized and unrealized gain (loss)
Change in net unrealized appreciation (depreciation) of investments	(2,869)
Net realized and unrealized loss	(2,869)
Increase in net assets from operations	$3,921

1	Period from 3-28-16 (commencement of operations) to 4-30-16.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER STAPLES ETF       10

STATEMENT OF CHANGES IN NET ASSETS

Period ended 4-30-16[1]
Increase (decrease) in net assets
From operations
Net investment income	$6,790
Change in net unrealized appreciation (depreciation)	(2,869)
Increase in net assets resulting from operations	3,921
From fund share transactions
Shares issued	5,024,733
Total increase	5,028,654
Net assets
Beginning of period	—
End of period	$5,028,654
Undistributed net investment income	$6,915
Share activity
Shares issued	200,000
End of period	200,000

1	Period from 3-28-16 (commencement of operations) to 4-30-16.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER STAPLES ETF       11

Financial highlights

Period ended	4-30-16	[1]
Per share operating performance
Net asset value, beginning of period	$25.12
Net investment income[2]	0.03
Net realized and unrealized gain on investments	(0.01)
Total from investment operations	0.02
Net asset value, end of period	$25.14
Total return (%)[3]	0.08	[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	5.96	[5]
Expenses including reductions	0.50	[5]
Net investment income	1.49	[5]
Portfolio turnover (%)[6]	0

1	Period from 3-28-16 (commencement of operations) to 4-30-16.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the period.
4	Not annualized.
5	Annualized.
6	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER STAPLES ETF       12

Notes to financial statements

Note 1 — Organization

John Hancock Multifactor Consumer Staples ETF (the fund) is a series of the John Hancock Exchange-Traded Fund Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Consumer Staples Index. The John Hancock Dimensional Consumer Staples Index is a rules-based index of U.S. consumer staple stocks that have been selected based on sources of expected returns. Securities eligible for inclusion in the index are classified according to their market capitalization, relative price, and profitability, and are weighted accordingly in favor of smaller, less expensive, more profitable companies.

The fund commenced operations on March 28, 2016.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission (SEC) and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER STAPLES ETF       13

securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of April 30, 2016, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Overdrafts. Pursuant to the custodian agreement, the fund's custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of April 30, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund will declare and pay dividends semiannually from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.

As of April 30, 2016, the components of distributable earnings on a tax basis consisted of $6,915 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at April 30, 2016.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER STAPLES ETF       14

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. The Advisor is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.450% of the first $300 million of the fund's average daily net assets; and (b) 0.420% of the fund's average daily net assets in excess of $300 million. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the period ended April 30, 2016, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.50% of average annual net assets (on an annualized basis). Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees, and (h) short dividend expenses. The expense limitation expires on August 31, 2017, unless renewed by mutual agreement of the fund and the Advisor based on a determination that this is appropriate under the circumstances at that time.

For the period ended April 30, 2016, the expense reductions described above amounted to $24,942.

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period April 30, 2016 were equivalent to a net annual effective rate of 0.00% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the period ended April 30, 2016 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Capital share transactions

The fund will issue and redeem shares at NAV only in a large specified number of shares, each called a "creation unit, "or multiples thereof, that consist of 50,000 shares. Only authorized participants may engage in creation or redemption transactions directly with the fund. Such transactions generally take place when an authorized participant deposits into the fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the fund in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the fund and a specified amount of cash. For purposes of US GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of the fund. The transaction fee is used to defray the

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER STAPLES ETF       15

costs associated with the issuance and redemption of creation units. Individual shares of the fund may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the fund are listed and traded on the NYSE Arca, Inc., trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than in-kind transactions and short-term securities, amounted to $4,151 and $0, respectively, for the period ended April 30, 2016. Securities received and delivered from in-kind transactions aggregated $5,022,439 and $0, respectively, for the period ended April 30, 2016.

Note 7 — Industry or sector risk

The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's net asset value more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER STAPLES ETF       16

AUDITOR'S REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Exchange-Traded Fund Trust and John Hancock Multifactor Consumer Staples ETF:

In our opinion, the accompanying statement of assets and liabilities, including the fund's investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Multifactor Consumer Staples ETF (the "Fund") at April 30, 2016, the results of its operations, the changes in its net assets and the financial highlights for the period March 28, 2016 (commencement of operations) through April 30, 2016, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at April 30, 2016 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 17, 2016

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER STAPLES ETF       17

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on March 8-10, 2016, the Board of Trustees (the Board) of John Hancock Exchange-Traded Fund Trust (the Trust), including all of the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), approved the John Hancock Multifactor Consumer Staples ETF (the New Fund).

This section describes the evaluation by the Board of:

(a)	an advisory agreement between the Trust and John Hancock Advisers, LLC (the Advisor) (the Advisory Agreement); and
(b)	a subadvisory agreement between the Advisor and Dimensional Fund Advisors LP (the Subadvisor) with respect to the New Fund (the Subadvisory Agreement).

In considering the Advisory Agreement and the Subadvisory Agreement with respect to the New Fund, the Board received in advance of the meetings a variety of materials relating to the New Fund, the Advisor and the Subadvisor, including comparative expense information for a peer group of similar exchange-traded funds and a broader universe of exchange-traded funds, simulated performance information of the New Fund's underlying index (Underlying Index) as compared to applicable benchmarks, and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services to be provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's anticipated profitability in connection with its proposed relationship to the New Fund and any compensation paid to affiliates of the Advisor. The Board also took into account discussions with management and information provided to the Board members at prior meetings with respect to the services provided by the Advisor and the Subadvisor to other John Hancock Funds (the Funds), including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisor with respect to the other Funds that it manages. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the New Fund by the Advisor and/or its affiliates, including administrative services. The Board members also took into account information with respect to other exchange-traded funds in the Trust and the Subadvisor provided at in-person meetings held over the past year.

Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by legal counsel for the Trust, and the Independent Trustees were also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreement and Subadvisory Agreement and discussed the proposed Advisory Agreement and Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the New Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board members' conclusions may have been based in part on its consideration of the advisory and subadvisory arrangements for other Funds in prior years.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services to be provided to the New Fund, the Board considered information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history. The Board members also noted that, on a regular basis, they

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER STAPLES ETF       18

receive and review information from the Funds' Chief Compliance Officer (CCO) regarding the Funds' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board considered the investment strategy and Underlying Index of the New Fund. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor would be responsible for the management of the day-to-day operations of the New Fund, including but not limited to, general supervision of and coordination of the services to be provided by the Subadvisor, and also would be responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers, including the New Fund's distributor.

In considering the nature, extent and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management of other Funds and the quality of the performance of the Advisor's duties with respect to other Funds, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a trustee of the other trusts in the complex.

In the course of its deliberations regarding the Advisory Agreement, the Board members considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Funds' affairs and its subadvisory relationships, including those with the Subadvisor, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications, and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the Funds;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the New Fund; and
(f)	the Advisor's reputation and experience in serving as an investment advisor to the Funds, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that Advisor may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the New Fund.

Investment performance. In connection with its consideration of the Advisory Agreement, the Board considered, the New Fund's investment strategy and processes, including the fact that the New Fund will seek performance that closely corresponds to its Underlying Index, which was developed by, and will be maintained, by, the Subadvisor. The Board also considered the simulated performance of the New Fund's Underlying Index as compared to applicable benchmarks.

Fees and Expenses. The Board reviewed comparative information including, among other data, the New Fund's anticipated fees and expenses as compared to similarly situated exchange-traded funds deemed to be comparable to the New Fund. The Board took into account management's discussion of the New Fund's anticipated expenses. The Board took into account management's discussion with respect to the proposed advisory/subadvisory fee structure, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fees. The Board also noted that the Advisor, and not the New Fund, would be responsible for paying the subadvisory fees and that such fees are negotiated at arm's length with respect to the Subadvisor. The Board also noted that the Advisor has contractually agreed to waive fees and/or reimburse expenses with respect to the New Fund for a specified period. The Board concluded that the advisory fees to be paid by the New Fund are reasonable in relation to the nature, extent and quality of the services expected to be provided.

Profitability/Indirect Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the New Fund, the Board:

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER STAPLES ETF       19

(a)	noted that because the New Fund was not yet in existence, no actual revenue, cost or profitability data was available for the Board to review;
(b)	reviewed and considered information presented by the Advisor regarding the advisory fees and advisory spreads prior to distribution, operations and overhead for the New Fund;
(c)	noted that the Advisor will derive reputational and other indirect benefits from providing advisory services to the New Fund;
(d)	noted that the subadvisory fee for the New Fund will be paid by Advisor and was negotiated at arm's length;
(e)	noted that the Advisor will also pay the Subadvisor a license fee in connection with the New Fund's use of the Underlying Index; and
(f)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the New Fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the anticipated level of profitability, if any, of the Advisor and its affiliates from their relationship with the New Fund is reasonable and not excessive.

Economies of Scale. In considering the extent to which economies of scale would be realized if the New Fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse or pay operating expenses of the New Fund to reduce operating expenses for a specified period of time;
(b)	reviewed the New Fund's advisory fee structure and concluded that: (i) the New Fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the New Fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the New Fund to benefit from economies of scale if the New Fund grows. The Board also took into account management's discussion of the New Fund's advisory fee structure; and
(c)	the Board also considered the potential effect of the New Fund's future growth in size on its performance and fees. The Board also noted that if the New Fund's assets increase over time, the New Fund may realize other economies of scale and the Board would consider whether additional breakpoints would be appropriate at that time.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(a)	information relating to the Subadvisor's business, including current subadvisory services (to other funds in the John Hancock family of funds);
(b)	the simulated performance of the Underlying Index developed by the Subadvisor as compared to applicable benchmarks;
(c)	the proposed advisory fee and total expense ratio for the New Fund, including any breakpoints, and comparable fee information prepared by an independent third party provider of fund data; and
(d)	information relating to the nature and scope of any material relationships and their significance to the New Fund's Advisor and Subadvisor.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER STAPLES ETF       20

Nature, Extent, and Quality of Services. With respect to the services to be provided by the Subadvisor, the Board members received and reviewed information provided to the Board by the Subadvisor with respect to the New Fund and took into account information presented throughout the past year with respect to Funds in the complex managed by the Advisor and subadvised by the Subadvisor, including other exchange-traded funds. In this regard, the Board members considered the Subadvisor's current level of staffing and its overall resources, as well as considered information relating to the Subadvisor's compensation program. The Board members reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who will provide services to the New Fund. The Board members also considered the Subadvisor's risk assessment and monitoring processes. The Board members noted that the Advisor conducts regular periodic reviews of the Subadvisor and its operations in regard to the Funds, including regarding investment processes and organizational and staffing matters. The Board members also noted that the Funds' CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which include evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board members also took into account the financial condition of the Subadvisor. The Board considered the Subadvisor's investment processes and philosophies. The Board took into account that the New Fund will seek performance that closely corresponds to its Underlying Index, which was developed by, and will be maintained, by, the Subadvisor.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the New Fund. The Board members also considered information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreement.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor will serve as the index provider for the New Fund and for other exchange-traded funds in the complex, as well as arrangements in which the Subadvisor or its affiliates provide advisory, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, including other exchange-traded funds, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the New Fund, such as the opportunity to provide advisory services to additional John Hancock Funds and reputational benefits.

Subadvisory fees. The Board considered that the New Fund will pay advisory fees to the Advisor and that, in turn, the Advisor will pay subadvisory fees to the Subadvisor. The Board considered the New Fund's fees and expenses as compared to similarly situated exchange-traded funds deemed to be comparable to the New Fund. The Board also considered that the Subadvisor receives additional compensation from the Advisor in connection with its role as index provider for the New Fund.

Subadvisor performance. The Board considered the New Fund's investment strategy and processes, including the fact that the New Fund will seek performance that closely corresponds to its Underlying Index and that its Underlying Index has been developed by, and will be maintained by, the Subadvisor. The Board also considered simulated performance of the Underlying Index as compared to applicable benchmarks. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER STAPLES ETF       21

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	The Subadvisor has extensive experience and demonstrated skills as a manager, and currently subadvises other Funds in the complex, including other exchange-traded funds, and the Board is generally satisfied with the Subadvisor's management of these Funds, and may reasonably be expected to provide a high quality of investment management services to the New Fund;
(2)	the proposed subadvisory fees are reasonable in relation to the level and quality of services to be provided; and
(3)	subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the New Fund in order to permit shareholders to benefit from economies of scale if and as the New Fund grows.
* * *

Based on the Board's evaluation of all factors that it deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the New Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER STAPLES ETF       22

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

James M. Oates, Born: 1946	2015	230
Trustee and Chairperson of the Board
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2015	230
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2015	230
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2015	230
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Grace K. Fey, Born: 1946	2015	230
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER STAPLES ETF       23

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Theron S. Hoffman,[2] Born: 1947	2015	230
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2015	230
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Hassell H. McClellan, Born: 1945	2015	230
Trustee
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2015	230
Trustee and Vice Chairperson of the Board
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (since 2014); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, and Vice Chairperson of the Board, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER STAPLES ETF       24

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Gregory A. Russo, Born: 1949	2015	230
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

James R. Boyle, Born: 1959	2015	230
Non-Independent Trustee
Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (since 2014); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Craig Bromley, Born: 1966	2015	230
Non-Independent Trustee
President, John Hancock Financial Service (since 2012); Senior Executive Vice President and General Manager, U.S. Division, Manulife Financial Corporation (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife Japan) (2005-2012, including prior positions). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Warren A. Thomson, Born: 1955	2015	230
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER STAPLES ETF       25

Principal officers who are not Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) during past 5 years	Officer of the Trust since

Andrew G. Arnott, Born: 1971	2014
President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust (since 2015); President, John Hancock Exchange-Traded Fund Trust (since 2014).

John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Chief Legal Officer and Secretary, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2014
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Charles A. Rizzo, Born: 1957	2014
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Salvatore Schiavone, Born: 1965	2014
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 35 other John Hancock funds consisting of 25 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER STAPLES ETF       26

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Dimensional Fund Advisors LP

Principal distributor

Foreside Fund Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

State Street Bank and Trust Company

Legal counsel

Dechert LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Stock symbol

NYSE Arca: JHMS

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com/etf or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com/etf	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER STAPLES ETF       27

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

ESG All Cap Core

ESG Large Cap Core

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios

Retirement Living Portfolios

Retirement Living II Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC (Foreside), and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP. Mutual funds and certain closed-end funds are distributed by John Hancock Funds, LLC. Member FINRA/SIPC.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in the John Hancock Multifactor ETFs (Multifactor ETFs). Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP guarantees the accuracy and/or the completeness of the John Hancock Dimensional Indexes (the "Indexes") or any data included therein, and neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP shall have any liability for any errors, omissions, or interruptions therein. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any warranty, express or implied, as to results to be obtained by the Multifactor ETFs, owners of the shares of the Multifactor ETFs or any other person or entity from the use of the Indexes, trading based on the Indexes, or any data included therein, either in connection with the Multifactor ETFs or for any other use. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall either John Hancock Advisers, LLC or Dimensional Fund Advisors LP have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indexes, even if notified of the possibility of such damages.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investments 601 Congress Street ■ Boston, MA 02210 800-225-5291 ■ jhinvestments.com/etf
This report is for the information of the shareholders of John Hancock Multifactor Consumer Staples ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
JHAN-2016-05-09-0303	920A 4/16 6/16

John Hancock

Multifactor Industrials ETF
JHMI

Annual report 4/30/16
ETF

John Hancock
Multifactor Industrials ETF

2	Portfolio summary
4	Premium/discount analysis
5	Your expenses
7	Fund's investments
13	Financial statements
16	Financial highlights
17	Notes to financial statements
21	Auditor's report
22	Evaluation of advisory and subadvisory agreements by the Board of Trustees
27	Trustees and Officers
31	More information

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       1

Portfolio summary

INVESTMENT OBJECTIVE

The fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Industrials Index.

INDUSTRY COMPOSITION AS OF 4/30/16 (%)

Machinery	15.7
Aerospace and defense	14.3
IT services	11.7
Industrial conglomerates	8.9
Road and rail	5.8
Commercial services and supplies	5.5
Airlines	5.3
Electronic equipment, instruments and components	5.3
Electrical equipment	4.5
Containers and packaging	4.1
Air freight and logistics	3.9
Trading companies and distributors	2.8
Professional services	2.8
Building products	2.2
Other	7.2

As a percentage of total investments.

A note about risks

While the fund holds large-cap as well as mid- and small-cap companies, the prices of medium and smaller company stocks can change more frequently and dramatically than those of large companies. Value stocks may underperform other segments of the market. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Investments focused in one sector or industry may fluctuate more dramatically than investments in a wider variety of sectors or industries. Exchange-traded fund shares are bought and sold through exchange trading at market price (not NAV), and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and the fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual market conditions. Errors in the construction or calculation of the fund's index may occur from time to time. Brokerage commissions will reduce returns. Please see the fund's prospectus for additional risks.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       2

TOP 10 HOLDINGS AS OF 4/30/16 (%)

General Electric Company	4.5
3M Company	2.0
United Technologies Corp.	1.9
Union Pacific Corp.	1.6
The Boeing Company	1.6
Honeywell International, Inc.	1.5
PACCAR, Inc.	1.4
United Parcel Service, Inc., Class B	1.4
Caterpillar, Inc.	1.4
Accenture PLC, Class A	1.4
TOTAL	18.7
As a percentage of total investments.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       3

Premium/discount analysis

ETF shares are bought and sold through exchange trading at market price—not net asset value (NAV)—and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. Additionally due to various factors, a fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual conditions.

A premium exists when the closing market price is trading above NAV, while a discount indicates that the closing market price is trading below NAV. The differences are expressed as basis points, with one basis point equaling 1/100 of 1%.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV. The closing market price is determined using the bid/ask midpoint as reported on the NYSE Arca, Inc., at 4 P.M. Eastern time, when the NAV is typically calculated.

Period Ended April 30, 2016

	Closing price below NAV		Closing price above or equal to NAV
Basis point differential	Number of days	% of Total days	Number of days	% of Total days
0 - < 25	3	12.50%	21	87.50%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	3	12.50%	21	87.50%

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       4

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which may include creation and redemption fees and brokerage charges.
•	Ongoing operating expenses, including management fees and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on March 28, 2016, with the same investment held until April 30, 2016.

Account value on 3-28-2016	Ending value on 4-30-2016	Expenses paid during period ended 4-30-2016[1]	Annualized expense ratio
$1,000.00	$1,014.50	$0.45	0.50%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2016, by $1,000.00, then multiply it by the "expenses paid" from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       5

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2015, with the same investment held until April 30, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Account value on 11-1-2015	Ending value on 4-30-2016	Expenses paid during period ended 4-30-2016[2]	Annualized expense ratio
$1,000.00	$1,022.40	$2.51	0.50%

Remember, these examples do not include any transaction costs. The fund charges a transaction fee per creation unit to those creating or redeeming creation units, and those buying or selling shares in the secondary market will incur customary brokerage commissions and charges. Therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	The inception date for the fund is 3-28-16. Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 33/366 (to reflect the period).
2	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       6

Fund's investments

As of 4-30-16
	Shares	Value
Common stocks 100.5%		$5,100,472
(Cost $5,028,602)
Energy 0.1%		5,887
Oil, gas and consumable fuels 0.1%
World Fuel Services Corp.	126	5,887
Health care 1.7%		87,411
Life sciences tools and services 1.7%
Agilent Technologies, Inc.	908	37,155
Mettler-Toledo International, Inc. (I)	88	31,500
PerkinElmer, Inc.	372	18,756
Industrials 74.1%		3,760,173
Aerospace and defense 14.3%
B/E Aerospace, Inc.	352	17,118
BWX Technologies, Inc.	128	4,274
Curtiss-Wright Corp.	85	6,509
General Dynamics Corp.	298	41,875
HEICO Corp.	48	2,943
HEICO Corp., Class A	84	4,299
Hexcel Corp.	272	12,313
Honeywell International, Inc.	660	75,418
Huntington Ingalls Industries, Inc.	152	22,005
L-3 Communications Holdings, Inc.	232	30,515
Lockheed Martin Corp.	256	59,489
Northrop Grumman Corp.	288	59,403
Orbital ATK, Inc.	200	17,400
Raytheon Company	484	61,153
Rockwell Collins, Inc.	448	39,509
Spirit AeroSystems Holdings, Inc., Class A (I)	449	21,170
Teledyne Technologies, Inc. (I)	100	9,295
Textron, Inc.	860	33,265
The Boeing Company	616	83,037
TransDigm Group, Inc. (I)	133	30,307
United Technologies Corp.	910	94,977
Air freight and logistics 4.0%
C.H. Robinson Worldwide, Inc.	444	31,511
Expeditors International of Washington, Inc.	540	26,789
FedEx Corp.	404	66,704
United Parcel Service, Inc., Class B	684	71,868
XPO Logistics, Inc. (I)	148	4,461
Airlines 5.4%
Alaska Air Group, Inc.	453	31,905

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       7

	Shares	Value
Industrials (continued)
Airlines (continued)
Allegiant Travel Company	20	$3,211
American Airlines Group, Inc.	724	25,116
Delta Air Lines, Inc.	1,424	59,338
JetBlue Airways Corp. (I)	1,102	21,809
Southwest Airlines Company	1,204	53,710
Spirit Airlines, Inc. (I)	156	6,853
United Continental Holdings, Inc. (I)	1,524	69,814
Building products 2.2%
Allegion PLC	248	16,232
AO Smith Corp.	200	15,444
Fortune Brands Home & Security, Inc.	400	22,164
Lennox International, Inc.	116	15,654
Masco Corp.	708	21,743
Owens Corning	352	16,217
USG Corp. (I)	224	6,050
Commercial services and supplies 5.6%
Cintas Corp.	284	25,498
Copart, Inc. (I)	384	16,451
KAR Auction Services, Inc.	436	16,394
R.R. Donnelley & Sons Company	572	9,953
Republic Services, Inc.	872	41,045
Rollins, Inc.	288	7,739
Stericycle, Inc. (I)	216	20,641
The ADT Corp.	684	28,714
Tyco International PLC	1,160	44,683
Waste Connections, Inc.	336	22,606
Waste Management, Inc.	828	48,678
Construction and engineering 1.7%
AECOM (I)	408	13,256
Chicago Bridge & Iron Company NV	288	11,592
Fluor Corp.	508	27,767
Jacobs Engineering Group, Inc. (I)	376	16,762
Quanta Services, Inc. (I)	588	13,947
Electrical equipment 4.5%
Acuity Brands, Inc.	96	23,413
AMETEK, Inc.	668	32,124
Eaton Corp. PLC	740	46,820
Emerson Electric Company	984	53,756
Hubbell, Inc.	107	11,316
Rockwell Automation, Inc.	404	45,842
Sensata Technologies Holding NV (I)	404	15,219

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       8

	Shares	Value
Industrials (continued)
Industrial conglomerates 8.9%
3M Company	596	$99,758
Carlisle Companies, Inc.	236	24,048
Danaher Corp.	559	54,083
General Electric Company	7,429	228,442
Roper Technologies, Inc.	267	47,016
Machinery 15.7%
AGCO Corp.	312	16,683
Allison Transmission Holdings, Inc.	476	13,714
Caterpillar, Inc.	922	71,658
Colfax Corp. (I)	184	5,967
Crane Company	37	2,056
Cummins, Inc.	420	49,153
Deere & Company	560	47,102
Donaldson Company, Inc.	456	14,902
Dover Corp.	572	37,580
Flowserve Corp.	468	22,843
Graco, Inc.	212	16,619
IDEX Corp.	240	19,656
Illinois Tool Works, Inc.	484	50,588
Ingersoll-Rand PLC	760	49,810
ITT Corp.	304	11,664
Lincoln Electric Holdings, Inc.	216	13,537
Nordson Corp.	173	13,274
PACCAR, Inc.	1,251	73,696
Parker-Hannifin Corp.	456	52,905
Pentair PLC	540	31,363
Snap-on, Inc.	184	29,308
Stanley Black & Decker, Inc.	496	55,512
The Middleby Corp. (I)	124	13,595
The Toro Company	152	13,140
Valmont Industries, Inc.	12	1,685
WABCO Holdings, Inc. (I)	172	19,292
Wabtec Corp.	276	22,889
Woodward, Inc.	100	5,421
Xylem, Inc.	528	22,060
Marine 0.2%
Kirby Corp. (I)	176	11,232
Professional services 2.8%
IHS, Inc., Class A (I)	185	22,788
ManpowerGroup, Inc.	260	20,028
Nielsen Holdings PLC	736	38,375
Robert Half International, Inc.	315	12,068

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       9

	Shares	Value
Industrials (continued)
Professional services (continued)
The Dun & Bradstreet Corp.	116	$12,808
TransUnion (I)	80	2,396
Verisk Analytics, Inc. (I)	428	33,204
Road and rail 5.8%
AMERCO	24	8,448
CSX Corp.	1,780	48,541
Genesee & Wyoming, Inc., Class A (I)	148	9,636
Hertz Global Holdings, Inc. (I)	1,588	14,705
J.B. Hunt Transport Services, Inc.	300	24,864
Kansas City Southern	284	26,909
Norfolk Southern Corp.	528	47,578
Old Dominion Freight Line, Inc. (I)	200	13,210
Ryder System, Inc.	244	16,816
Union Pacific Corp.	960	83,741
Trading companies and distributors 2.8%
Air Lease Corp.	288	8,778
Fastenal Company	780	36,496
HD Supply Holdings, Inc. (I)	396	13,575
MSC Industrial Direct Company, Inc., Class A	160	12,400
United Rentals, Inc. (I)	320	21,418
W.W. Grainger, Inc.	180	42,214
Watsco, Inc.	68	9,144
Transportation infrastructure 0.2%
Macquarie Infrastructure Corp.	152	10,699
Information technology 17.6%		891,421
Electronic equipment, instruments and components 5.3%
Amphenol Corp., Class A	876	48,907
Arrow Electronics, Inc. (I)	380	23,598
Avnet, Inc.	480	19,738
Cognex Corp.	120	4,264
FEI Company	68	6,053
Flextronics International, Ltd. (I)	2,212	26,876
FLIR Systems, Inc.	420	12,688
IPG Photonics Corp. (I)	69	5,980
Jabil Circuit, Inc.	756	13,124
Keysight Technologies, Inc. (I)	424	11,058
National Instruments Corp.	264	7,278
TE Connectivity, Ltd.	1,135	67,510
Trimble Navigation, Ltd. (I)	620	14,849
Zebra Technologies Corp., Class A (I)	108	6,756

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       10

	Shares	Value
Information technology (continued)
Internet software and services 0.5%
CoStar Group, Inc. (I)	60	$11,839
LinkedIn Corp., Class A (I)	100	12,531
IT services 11.8%
Accenture PLC, Class A	629	71,027
Alliance Data Systems Corp. (I)	172	34,969
Automatic Data Processing, Inc.	580	51,295
Booz Allen Hamilton Holding Corp.	280	7,720
Broadridge Financial Solutions, Inc.	400	23,936
CoreLogic, Inc. (I)	176	6,244
Euronet Worldwide, Inc. (I)	100	7,710
Fidelity National Information Services, Inc.	972	63,958
First Data Corp., Class A (I)	264	3,007
Fiserv, Inc. (I)	688	67,231
FleetCor Technologies, Inc. (I)	216	33,411
Genpact, Ltd. (I)	568	15,842
Global Payments, Inc.	402	29,016
Jack Henry & Associates, Inc.	272	22,040
MAXIMUS, Inc.	140	7,406
Paychex, Inc.	880	45,866
PayPal Holdings, Inc. (I)	732	28,680
Total System Services, Inc.	532	27,206
Vantiv, Inc., Class A (I)	412	22,470
Xerox Corp.	3,056	29,338
Materials 6.8%		343,865
Chemicals 1.2%
The Sherwin-Williams Company	128	36,776
The Valspar Corp.	232	24,752
Construction materials 1.5%
Eagle Materials, Inc.	112	8,301
Martin Marietta Materials, Inc.	168	28,431
Vulcan Materials Company	360	38,747
Containers and packaging 4.1%
AptarGroup, Inc.	220	16,720
Ball Corp.	408	29,123
Bemis Company, Inc.	376	18,868
Berry Plastics Group, Inc. (I)	232	8,357
Crown Holdings, Inc. (I)	392	20,760
Graphic Packaging Holding Company	1,176	15,617
Packaging Corp. of America	356	23,097
Sealed Air Corp.	532	25,196
Silgan Holdings, Inc.	104	5,277
Sonoco Products Company	412	19,319

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       11

	Shares	Value
Materials (continued)
Containers and packaging (continued)
WestRock Company	586	$24,524
Utilities 0.2%		11,715
Multi-utilities 0.2%
MDU Resources Group, Inc.	584	11,715
Total investments (Cost $5,028,602)† 100.5%		$5,100,472
Other assets and liabilities, net (0.5%)		($25,739)
Total net assets 100.0%		$5,074,733

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
†	At 4-30-16, the aggregate cost of investment securities for federal income tax purposes was $5,028,602. Net unrealized appreciation aggregated to $71,870, of which $157,785 related to appreciated investment securities and $85,915 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       12

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-16

Assets
Investments, at value (Cost $5,028,602)	$5,100,472
Receivable for investments sold	11,251
Dividends receivable	3,267
Receivable due from advisor	21,070
Other receivables and prepaid expenses	17,730
Total assets	5,153,790
Liabilities
Due to custodian	8,854
Payable for investments purchased	40,758
Payable to affiliates
Accounting and legal services fees	19
Other liabilities and accrued expenses	29,426
Total liabilities	79,057
Net assets	$5,074,733
Net assets consist of
Paid-in capital	$5,002,200
Undistributed net investment income	2,419
Accumulated net realized gain (loss) on investments	(1,756)
Net unrealized appreciation (depreciation) on investments	71,870
Net assets	$5,074,733

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Net assets	$5,074,733
Shares outstanding	200,000
Net asset value per share	$25.37

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       13

STATEMENT OF OPERATIONS  For the period ended 4-30-16 1

Investment income
Dividends	$4,583
Total investment income	4,583
Expenses
Investment management fees	2,060
Accounting and legal services fees	89
Transfer agent fees	167
Trustees' fees	2
Printing and postage	5,094
Professional fees	18,063
Custodian fees	1,130
Stock exchange listing fees	631
Total expenses	27,236
Less expense reductions	(24,947)
Net expenses	2,289
Net investment income	2,294
Realized and unrealized gain (loss)
Net realized gain (loss) on investments	(1,756)
Change in net unrealized appreciation (depreciation) of investments	71,870
Net realized and unrealized gain	70,114
Increase in net assets from operations	$72,408

1	Period from 3-28-16 (commencement of operations) to 4-30-16.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       14

STATEMENT OF CHANGES IN NET ASSETS

Period ended 4-30-16[1]
Increase (decrease) in net assets
From operations
Net investment income	$2,294
Net realized loss	(1,756)
Change in net unrealized appreciation (depreciation)	71,870
Increase in net assets resulting from operations	72,408
From fund share transactions
Shares issued	5,002,325
Total increase	5,074,733
Net assets
Beginning of period	—
End of period	$5,074,733
Undistributed net investment income	$2,419
Share activity
Shares issued	200,000
End of period	200,000

1	Period from 3-28-16 (commencement of operations) to 4-30-16.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       15

Financial highlights

Period ended	4-30-16	[1]
Per share operating performance
Net asset value, beginning of period	$25.01
Net investment income[2]	0.01
Net realized and unrealized gain on investments	0.35
Total from investment operations	0.36
Net asset value, end of period	$25.37
Total return (%)[3]	1.45	[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	5.95	[5]
Expenses including reductions	0.50	[5]
Net investment income	0.50	[5]
Portfolio turnover (%)[6]	—	[7]

1	Period from 3-28-16 (commencement of operations) to 4-30-16.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the period.
4	Not annualized.
5	Annualized.
6	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
7	Less than 1%.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       16

Notes to financial statements

Note 1 — Organization

John Hancock Multifactor Industrials ETF (the fund) is a series of the John Hancock Exchange-Traded Fund Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Industrials Index. The John Hancock Dimensional Industrials Index is a rules-based index of U.S. industrial stocks that have been selected based on sources of expected returns. Securities eligible for inclusion in the index are classified according to their market capitalization, relative price, and profitability, and are weighted accordingly in favor of smaller, less expensive, more profitable companies.

The fund commenced operations on March 28, 2016.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission (SEC) and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       17

securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of April 30, 2016, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Overdrafts. Pursuant to the custodian agreement, the fund's custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of April 30, 2016, the fund has a short-term capital loss carryfoward of $1,756 available to offset future net realized capital gains. This carryforward does not expire.

As of April 30, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund will declare and pay dividends semiannually from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.

As of April 30, 2016, the components of distributable earnings on a tax basis consisted of $2,419 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at April 30, 2016.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       18

these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. The Advisor is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.450% of the first $300 million of the fund's average daily net assets; and (b) 0.420% of the fund's average daily net assets in excess of $300 million. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the period ended April 30, 2016, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.50% of average annual net assets (on an annualized basis). Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees, and (h) short dividend expenses. The expense limitation expires on August 31, 2017, unless renewed by mutual agreement of the fund and the Advisor based on a determination that this is appropriate under the circumstances at that time.

For the period ended April 30, 2016, the expense reductions described above amounted to $24,947.

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period April 30, 2016 were equivalent to a net annual effective rate of 0.00% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the period ended April 30, 2016 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Capital share transactions

The fund will issue and redeem shares at NAV only in a large specified number of shares, each called a "creation unit," or multiples thereof, that consist of 50,000 shares. Only authorized participants may engage in creation or redemption transactions directly with the fund. Such transactions generally take place when an authorized participant deposits into the fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the fund in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the fund and a specified amount of cash. For purposes

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       19

of US GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of the fund. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. Individual shares of the fund may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the fund are listed and traded on the NYSE Arca, Inc., trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than in-kind transactions and short-term securities, amounted to $40,758 and $11,250, respectively, for the period ended April 30, 2016. Securities received and delivered from in-kind transactions aggregated $5,000,850 and $0, respectively, for the period ended April 30, 2016.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       20

AUDITOR'S REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Exchange-Traded Fund Trust and John Hancock Multifactor Industrials ETF:

In our opinion, the accompanying statement of assets and liabilities, including the fund's investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Multifactor Industrials ETF (the "Fund") at April 30, 2016, the results of its operations, the changes in its net assets and the financial highlights for the period March 28, 2016 (commencement of operations) through April 30, 2016, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at April 30, 2016 by correspondence with the custodian, and broker, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 17, 2016

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       21

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on March 8-10, 2016, the Board of Trustees (the Board) of John Hancock Exchange-Traded Fund Trust (the Trust), including all of the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), approved the John Hancock Multifactor Industrials ETF (the New Fund).

This section describes the evaluation by the Board of:

(a)	an advisory agreement between the Trust and John Hancock Advisers, LLC (the Advisor) (the Advisory Agreement); and
(b)	a subadvisory agreement between the Advisor and Dimensional Fund Advisors LP (the Subadvisor) with respect to the New Fund (the Subadvisory Agreement).

In considering the Advisory Agreement and the Subadvisory Agreement with respect to the New Fund, the Board received in advance of the meetings a variety of materials relating to the New Fund, the Advisor and the Subadvisor, including comparative expense information for a peer group of similar exchange-traded funds and a broader universe of exchange-traded funds, simulated performance information of the New Fund's underlying index (Underlying Index) as compared to applicable benchmarks, and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services to be provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's anticipated profitability in connection with its proposed relationship to the New Fund and any compensation paid to affiliates of the Advisor. The Board also took into account discussions with management and information provided to the Board members at prior meetings with respect to the services provided by the Advisor and the Subadvisor to other John Hancock Funds (the Funds), including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisor with respect to the other Funds that it manages. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the New Fund by the Advisor and/or its affiliates, including administrative services. The Board members also took into account information with respect to other exchange-traded funds in the Trust and the Subadvisor provided at in-person meetings held over the past year.

Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by legal counsel for the Trust, and the Independent Trustees were also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreement and Subadvisory Agreement and discussed the proposed Advisory Agreement and Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the New Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board members' conclusions may have been based in part on its consideration of the advisory and subadvisory arrangements for other Funds in prior years.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services to be provided to the New Fund, the Board considered information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history. The Board members also noted that, on a regular basis, they

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       22

receive and review information from the Funds' Chief Compliance Officer (CCO) regarding the Funds' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board considered the investment strategy and Underlying Index of the New Fund. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor would be responsible for the management of the day-to-day operations of the New Fund, including but not limited to, general supervision of and coordination of the services to be provided by the Subadvisor, and also would be responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers, including the New Fund's distributor.

In considering the nature, extent and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management of other Funds and the quality of the performance of the Advisor's duties with respect to other Funds, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a trustee of the other trusts in the complex.

In the course of its deliberations regarding the Advisory Agreement, the Board members considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Funds' affairs and its subadvisory relationships, including those with the Subadvisor, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications, and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the Funds;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the New Fund; and
(f)	the Advisor's reputation and experience in serving as an investment advisor to the Funds, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that Advisor may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the New Fund.

Investment performance. In connection with its consideration of the Advisory Agreement, the Board considered, the New Fund's investment strategy and processes, including the fact that the New Fund will seek performance that closely corresponds to its Underlying Index, which was developed by, and will be maintained, by, the Subadvisor. The Board also considered the simulated performance of the New Fund's Underlying Index as compared to applicable benchmarks.

Fees and Expenses. The Board reviewed comparative information including, among other data, the New Fund's anticipated fees and expenses as compared to similarly situated exchange-traded funds deemed to be comparable to the New Fund. The Board took into account management's discussion of the New Fund's anticipated expenses. The Board took into account management's discussion with respect to the proposed advisory/subadvisory fee structure, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fees. The Board also noted that the Advisor, and not the New Fund, would be responsible for paying the subadvisory fees and that such fees are negotiated at arm's length with respect to the Subadvisor. The Board also noted that the Advisor has contractually agreed to waive fees and/or reimburse expenses with respect to the New Fund for a specified period. The Board concluded that the advisory fees to be paid by the New Fund are reasonable in relation to the nature, extent and quality of the services expected to be provided.

Profitability/Indirect Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the New Fund, the Board:

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       23

(a)	noted that because the New Fund was not yet in existence, no actual revenue, cost or profitability data was available for the Board to review;
(b)	reviewed and considered information presented by the Advisor regarding the advisory fees and advisory spreads prior to distribution, operations and overhead for the New Fund;
(c)	noted that the Advisor will derive reputational and other indirect benefits from providing advisory services to the New Fund;
(d)	noted that the subadvisory fee for the New Fund will be paid by Advisor and was negotiated at arm's length;
(e)	noted that the Advisor will also pay the Subadvisor a license fee in connection with the New Fund's use of the Underlying Index; and
(f)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the New Fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the anticipated level of profitability, if any, of the Advisor and its affiliates from their relationship with the New Fund is reasonable and not excessive.

Economies of Scale. In considering the extent to which economies of scale would be realized if the New Fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse or pay operating expenses of the New Fund to reduce operating expenses for a specified period of time;
(b)	reviewed the New Fund's advisory fee structure and concluded that: (i) the New Fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the New Fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the New Fund to benefit from economies of scale if the New Fund grows. The Board also took into account management's discussion of the New Fund's advisory fee structure; and
(c)	the Board also considered the potential effect of the New Fund's future growth in size on its performance and fees. The Board also noted that if the New Fund's assets increase over time, the New Fund may realize other economies of scale and the Board would consider whether additional breakpoints would be appropriate at that time.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(a)	information relating to the Subadvisor's business, including current subadvisory services (to other funds in the John Hancock family of funds);
(b)	the simulated performance of the Underlying Index developed by the Subadvisor as compared to applicable benchmarks;
(c)	the proposed advisory fee and total expense ratio for the New Fund, including any breakpoints, and comparable fee information prepared by an independent third party provider of fund data; and
(d)	information relating to the nature and scope of any material relationships and their significance to the New Fund's Advisor and Subadvisor.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       24

Nature, Extent, and Quality of Services. With respect to the services to be provided by the Subadvisor, the Board members received and reviewed information provided to the Board by the Subadvisor with respect to the New Fund and took into account information presented throughout the past year with respect to Funds in the complex managed by the Advisor and subadvised by the Subadvisor, including other exchange-traded funds. In this regard, the Board members considered the Subadvisor's current level of staffing and its overall resources, as well as considered information relating to the Subadvisor's compensation program. The Board members reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who will provide services to the New Fund. The Board members also considered the Subadvisor's risk assessment and monitoring processes. The Board members noted that the Advisor conducts regular periodic reviews of the Subadvisor and its operations in regard to the Funds, including regarding investment processes and organizational and staffing matters. The Board members also noted that the Funds' CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which include evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board members also took into account the financial condition of the Subadvisor. The Board considered the Subadvisor's investment processes and philosophies. The Board took into account that the New Fund will seek performance that closely corresponds to its Underlying Index, which was developed by, and will be maintained, by, the Subadvisor.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the New Fund. The Board members also considered information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreement.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor will serve as the index provider for the New Fund and for other exchange-traded funds in the complex, as well as arrangements in which the Subadvisor or its affiliates provide advisory, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, including other exchange-traded funds, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the New Fund, such as the opportunity to provide advisory services to additional John Hancock Funds and reputational benefits.

Subadvisory fees. The Board considered that the New Fund will pay advisory fees to the Advisor and that, in turn, the Advisor will pay subadvisory fees to the Subadvisor. The Board considered the New Fund's fees and expenses as compared to similarly situated exchange-traded funds deemed to be comparable to the New Fund. The Board also considered that the Subadvisor receives additional compensation from the Advisor in connection with its role as index provider for the New Fund.

Subadvisor performance. The Board considered the New Fund's investment strategy and processes, including the fact that the New Fund will seek performance that closely corresponds to its Underlying Index and that its Underlying Index has been developed by, and will be maintained by, the Subadvisor. The Board also considered simulated performance of the Underlying Index as compared to applicable benchmarks. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       25

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	The Subadvisor has extensive experience and demonstrated skills as a manager, and currently subadvises other Funds in the complex, including other exchange-traded funds, and the Board is generally satisfied with the Subadvisor's management of these Funds, and may reasonably be expected to provide a high quality of investment management services to the New Fund;
(2)	the proposed subadvisory fees are reasonable in relation to the level and quality of services to be provided; and
(3)	subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the New Fund in order to permit shareholders to benefit from economies of scale if and as the New Fund grows.
* * *

Based on the Board's evaluation of all factors that it deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the New Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       26

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

James M. Oates, Born: 1946	2015	230
Trustee and Chairperson of the Board
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2015	230
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2015	230
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2015	230
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Grace K. Fey, Born: 1946	2015	230
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       27

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Theron S. Hoffman,[2] Born: 1947	2015	230
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2015	230
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Hassell H. McClellan, Born: 1945	2015	230
Trustee
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2015	230
Trustee and Vice Chairperson of the Board
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (since 2014); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, and Vice Chairperson of the Board, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       28

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Gregory A. Russo, Born: 1949	2015	230
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

James R. Boyle, Born: 1959	2015	230
Non-Independent Trustee
Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (since 2014); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Craig Bromley, Born: 1966	2015	230
Non-Independent Trustee
President, John Hancock Financial Service (since 2012); Senior Executive Vice President and General Manager, U.S. Division, Manulife Financial Corporation (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife Japan) (2005-2012, including prior positions). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Warren A. Thomson, Born: 1955	2015	230
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       29

Principal officers who are not Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) during past 5 years	Officer of the Trust since

Andrew G. Arnott, Born: 1971	2014
President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust (since 2015); President, John Hancock Exchange-Traded Fund Trust (since 2014).

John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Chief Legal Officer and Secretary, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2014
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Charles A. Rizzo, Born: 1957	2014
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Salvatore Schiavone, Born: 1965	2014
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 35 other John Hancock funds consisting of 25 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       30

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Dimensional Fund Advisors LP

Principal distributor

Foreside Fund Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

State Street Bank and Trust Company

Legal counsel

Dechert LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Stock symbol

NYSE Arca: JHMI

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com/etf or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com/etf	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       31

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

ESG All Cap Core

ESG Large Cap Core

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios

Retirement Living Portfolios

Retirement Living II Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC (Foreside), and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP. Mutual funds and certain closed-end funds are distributed by John Hancock Funds, LLC. Member FINRA/SIPC.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in the John Hancock Multifactor ETFs (Multifactor ETFs). Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP guarantees the accuracy and/or the completeness of the John Hancock Dimensional Indexes (the "Indexes") or any data included therein, and neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP shall have any liability for any errors, omissions, or interruptions therein. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any warranty, express or implied, as to results to be obtained by the Multifactor ETFs, owners of the shares of the Multifactor ETFs or any other person or entity from the use of the Indexes, trading based on the Indexes, or any data included therein, either in connection with the Multifactor ETFs or for any other use. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall either John Hancock Advisers, LLC or Dimensional Fund Advisors LP have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indexes, even if notified of the possibility of such damages.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investments 601 Congress Street ■ Boston, MA 02210 800-225-5291 ■ jhinvestments.com/etf
This report is for the information of the shareholders of John Hancock Multifactor Industrials ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
JHAN-2016-05-09-0309	940A 4/16 6/16

ITEM 2. CODE OF ETHICS.

As of the end of the period, April 30, 2016, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal period ended April 30, 2016. The John Hancock Exchange-Traded Fund Trust commenced operations September 18, 2015. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	April 30, 2016
John Hancock Multifactor Consumer Discretionary ETF	$ 14,000
John Hancock Multifactor Financials ETF	14,000
John Hancock Multifactor Healthcare ETF	14,000
John Hancock Multifactor Large Cap ETF	14,000
John Hancock Multifactor Mid Cap ETF	14,000
John Hancock Multifactor Technology ETF	14,000
John Hancock Multifactor Materials ETF	14,000
John Hancock Multifactor Energy ETF	14,000
John Hancock Multifactor Consumer Staples ETF	14,000
John Hancock Multifactor Industrials ETF	14,000
John Hancock Multifactor Utilities ETF	14,000
Total	$ 154,000

(b) Audit-Related Services

Audit-related service fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser (“control affiliates”) that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews.

Fund	April 30, 2016
John Hancock Multifactor Consumer Discretionary ETF	$ 0
John Hancock Multifactor Financials ETF	0
John Hancock Multifactor Healthcare ETF	0
John Hancock Multifactor Large Cap ETF	3,500
John Hancock Multifactor Mid Cap ETF	0

Fund	April 30, 2016
John Hancock Multifactor Technology ETF	0
John Hancock Multifactor Materials ETF	0
John Hancock Multifactor Energy ETF	0
John Hancock Multifactor Consumer Staples ETF	0
John Hancock Multifactor Industrials ETF	0
John Hancock Multifactor Utilities ETF	0
Total	$ 3,500

In addition, amounts billed to control affiliates for service provider internal controls reviews were $103,474 for the fiscal period ended April 30, 2016.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning (“tax fees”) amounted to the following for the fiscal period ended April 30, 2016. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	April 30, 2016
John Hancock Multifactor Consumer Discretionary ETF	$ 1,000
John Hancock Multifactor Financials ETF	1,000
John Hancock Multifactor Healthcare ETF	1,000
John Hancock Multifactor Large Cap ETF	1,000
John Hancock Multifactor Mid Cap ETF	1,000
John Hancock Multifactor Technology ETF	1,000
John Hancock Multifactor Materials ETF	1,000
John Hancock Multifactor Energy ETF	1,000
John Hancock Multifactor Consumer Staples ETF	1,000
John Hancock Multifactor Industrials ETF	1,000
John Hancock Multifactor Utilities ETF	1,000
Total	$ 11,000

(d) All Other Fees

Other fees billed for professional services rendered by the principal accountant to the registrant or to the control affiliates for the fiscal period ended April 30, 2016 amounted to the following:

Fund	April 30, 2016
John Hancock Multifactor Consumer Discretionary ETF	$ 109
John Hancock Multifactor Financials ETF	109
John Hancock Multifactor Healthcare ETF	109
John Hancock Multifactor Large Cap ETF	109
John Hancock Multifactor Mid Cap ETF	109
John Hancock Multifactor Technology ETF	109
John Hancock Multifactor Materials ETF	0
John Hancock Multifactor Energy ETF	0
John Hancock Multifactor Consumer Staples ETF	0
John Hancock Multifactor Industrials ETF	0

Fund	April 30, 2016
John Hancock Multifactor Utilities ETF	0
Total	$ 654

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal period ended April 30, 2016, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant for non- audit services rendered to the registrant and rendered to the registrant's control affiliates for the fiscal period ended April 30, 2016 amounted to the following:

Trust	April 30, 2016
John Hancock Exchange-Traded Fund Trust	$ 5,754,230

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Peter S. Burgess - Chairman

Charles L. Bardelis

Theron S. Hoffman

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Not applicable.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Exchange-Traded Fund Trust

By:	/s/ Andrew Arnott
Andrew Arnott President

Date:	June 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott President

Date:	June 17, 2016

By:	/s/ Charles A. Rizzo
Charles A. Rizzo Chief Financial Officer

Date:	June 17, 2016